UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas           78256
                     (Address of principal executive offices)                                     (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Victory Integrity Discovery Fund

Class A

Ticker: MMEAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$169	1.59%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Class A @ NAV - $20,297	Victory Integrity Discovery Fund Class A @ MOP - $19,128	S&P 500® Index (regulatory broad based index) - $35,936	Russell Microcap® Value Index - $19,827
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$9,266	$8,732	$10,399	$9,283
6/17	$12,079	$11,383	$12,260	$12,185
6/18	$13,983	$13,178	$14,023	$14,706
6/19	$12,303	$11,594	$15,483	$13,101
6/20	$9,378	$8,838	$16,645	$11,145
6/21	$17,772	$16,749	$23,436	$20,464
6/22	$15,058	$14,191	$20,948	$16,332
6/23	$15,978	$15,058	$25,053	$16,799
6/24	$18,124	$17,080	$31,204	$18,136
6/25	$20,297	$19,128	$35,936	$19,827

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	11.99%	16.70%Footnote Reference	7.34%
Class A @ MOP	5.55%	15.32%	6.70%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEAX — AR (6/25)

Victory Integrity Discovery Fund

Class C

Ticker: MMECX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$258	2.45%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Class C @ NAV - $19,008	Victory Integrity Discovery Fund Class C @ CDSC - $19,008	S&P 500® Index (regulatory broad based index) - $35,936	Russell Microcap® Value Index - $19,827
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,196	$9,196	$10,399	$9,283
6/17	$11,893	$11,893	$12,260	$12,185
6/18	$13,663	$13,663	$14,023	$14,706
6/19	$11,922	$11,922	$15,483	$13,101
6/20	$9,011	$9,011	$16,645	$11,145
6/21	$16,934	$16,934	$23,436	$20,464
6/22	$14,228	$14,228	$20,948	$16,332
6/23	$14,963	$14,963	$25,053	$16,799
6/24	$16,973	$16,973	$31,204	$18,136
6/25	$19,008	$19,008	$35,936	$19,827

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	11.01%	15.71%Footnote Reference	6.63%
Class C @ CDSC	10.05%	15.71%	6.63%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMECX — AR (6/25)

Victory Integrity Discovery Fund

Class Y

Ticker: MMEYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$150	1.41%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Integrity Discovery Fund Class Y - $2,074,189	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Microcap® Value Index - $1,982,697
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$928,992	$1,039,928	$928,271
6/17	$1,213,433	$1,226,034	$1,218,471
6/18	$1,408,513	$1,402,264	$1,470,620
6/19	$1,242,096	$1,548,344	$1,310,123
6/20	$948,498	$1,664,549	$1,114,500
6/21	$1,803,001	$2,343,588	$2,046,409
6/22	$1,530,551	$2,094,797	$1,633,197
6/23	$1,626,788	$2,505,253	$1,679,921
6/24	$1,849,108	$3,120,445	$1,813,643
6/25	$2,074,189	$3,593,619	$1,982,697

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	12.17%	16.94%Footnote Reference	7.57%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Value Index	9.32%	12.21%	7.08%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MMEYX — AR (6/25)

Victory Integrity Discovery Fund

Member Class

Ticker: MMMMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$159	1.50%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund outperformed its benchmark, the Russell Microcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. would reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, microcap value stocks underperformed microcap growth stocks.

Top contributors to performance:

  From a benchmark perspective, information technology, consumer staples, and financials were the top performing sectors.

  Security selection in the health care, financials, and consumer discretionary sectors were the largest positive contributors to the Fund’s relative performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocation to the information technology sector.

Top detractors from performance:

  From a benchmark perspective, the materials, health care, and consumer discretionary sectors were the largest detractors from relative performance.

  The information technology sector was the largest detractor from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the benchmark and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Discovery Fund Member Class - $19,801	S&P 500® Index (regulatory broad based index) - $20,113	Russell Microcap® Value Index - $16,503
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$17,285	$13,117	$17,034
6/22	$14,663	$11,724	$13,594
6/23	$15,566	$14,021	$13,983
6/24	$17,679	$17,465	$15,096
6/25	$19,801	$20,113	$16,503
Footnote	Description
Footnote*	Inception date for the Victory Integrity Discovery Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	12.00%	15.80%Footnote Reference
S&P 500® Index	15.16%	16.19%
Russell Microcap® Value Index	9.32%	11.36%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$58,122
Number of Holdings	122
Investment Advisory Fees	$641
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.7%
Communication Services	3.4%
Real Estate	4.5%
Energy	5.0%
Health Care	5.0%
Materials	5.3%
Consumer Discretionary	12.4%
Information Technology	12.6%
Industrials	18.5%
FinancialsFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

nLight, Inc.	1.3%
Digi International, Inc.	1.2%
Interface, Inc.	1.2%
Ducommun, Inc.	1.2%
Ribbon Communications, Inc.	1.2%
Artivion, Inc.	1.2%
First Mid Bancshares, Inc.	1.2%
Peoples Bancorp, Inc.	1.2%
Great Lakes Dredge & Dock Corp.	1.1%
ConnectOne Bancorp, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMMX — AR (6/25)

Victory Integrity Mid-Cap Value Fund

Class A

Ticker: MAIMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $22,782	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $21,469	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$10,041	$9,463	$10,399	$10,325
6/17	$11,655	$10,984	$12,260	$11,969
6/18	$12,975	$12,227	$14,023	$12,878
6/19	$13,022	$12,272	$15,483	$13,352
6/20	$11,212	$10,566	$16,645	$11,775
6/21	$17,788	$16,763	$23,436	$18,023
6/22	$16,622	$15,664	$20,948	$16,221
6/23	$18,920	$17,830	$25,053	$17,925
6/24	$21,137	$19,919	$31,204	$20,072
6/25	$22,782	$21,469	$35,936	$22,387

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.78%	15.23%Footnote Reference	8.58%
Class A @ MOP	1.60%	13.88%	7.94%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIMX — AR (6/25)

Victory Integrity Mid-Cap Value Fund

Class C

Ticker: MCIMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$181	1.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $16,127	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $16,127	S&P 500® Index (regulatory broad based index) - $22,122	Russell Midcap® Value Index - $16,256
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575
6/25	$16,127	$16,127	$22,122	$16,256
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Class C is 11/4/2019.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Class C @ NAV	6.94%	14.36%	8.81%
Class C @ CDSC	6.02%	14.36%	8.81%
S&P 500® Index	15.16%	16.64%	15.05%
Russell Midcap® Value Index	11.53%	13.71%	8.96%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCIMX — AR (6/25)

Victory Integrity Mid-Cap Value Fund

Class R6

Ticker: MRIMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$62	0.60%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Class R6 - $25,697	S&P 500® Index (regulatory broad based index) - $36,304	Russell Midcap® Value Index - $24,136
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,950	$10,506	$11,131
6/17	$12,749	$12,386	$12,904
6/18	$14,238	$14,166	$13,884
6/19	$14,341	$15,642	$14,395
6/20	$12,401	$16,816	$12,695
6/21	$19,748	$23,676	$19,431
6/22	$18,523	$21,162	$17,488
6/23	$21,170	$25,309	$19,325
6/24	$23,754	$31,524	$21,640
6/25	$25,697	$36,304	$24,136
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Class R6 is 12/14/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	8.18%	15.69%Footnote Reference	10.39%
S&P 500® Index	15.16%	16.64%	14.46%
Russell Midcap® Value Index	11.53%	13.71%	9.67%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRIMX — AR (6/25)

Victory Integrity Mid-Cap Value Fund

Class Y

Ticker: MYIMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$78	0.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Integrity Mid-Cap Value Fund Class Y - $2,336,709	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Value Index - $2,238,704
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,007,255	$1,039,928	$1,032,458
6/17	$1,172,760	$1,226,034	$1,196,883
6/18	$1,308,586	$1,402,264	$1,287,789
6/19	$1,316,157	$1,548,344	$1,335,196
6/20	$1,136,243	$1,664,549	$1,177,484
6/21	$1,806,996	$2,343,588	$1,802,305
6/22	$1,692,215	$2,094,797	$1,622,130
6/23	$1,931,477	$2,505,253	$1,792,497
6/24	$2,162,961	$3,120,445	$2,007,194
6/25	$2,336,709	$3,593,619	$2,238,704

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	8.03%	15.51%Footnote Reference	8.86%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYIMX — AR (6/25)

Victory Integrity Mid-Cap Value Fund

Member Class

Ticker: MMIJX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$88	0.85%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell Midcap® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, mid-cap value stocks underperformed mid-cap growth stocks.

Top contributors to performance:

  From a benchmark perspective, financials, communication services, and utilities were the top performing sectors.

  The consumer staples, health care, and utilities sectors were the largest positive contributors to the Fund’s relative performance.

Top detractors from performance:

  The health care and materials sectors were the largest detractors from relative performance.

  Security selection in the consumer discretionary, industrials, and energy sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials and communication services sectors.

  The Fund’s higher volatility and lower market capitalization relative to the Index were style headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Mid-Cap Value Fund Member Class - $18,476	S&P 500® Index (regulatory broad based index) - $20,113	Russell Midcap® Value Index - $17,302
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$14,346	$13,117	$13,929
6/22	$13,420	$11,724	$12,537
6/23	$15,301	$14,021	$13,853
6/24	$17,124	$17,465	$15,513
6/25	$18,476	$20,113	$17,302
Footnote	Description
Footnote*	Inception date for the Victory Integrity Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	7.89%	14.09%
S&P 500® Index	15.16%	16.19%
Russell Midcap® Value Index	11.53%	12.49%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$313,979
Number of Holdings	112
Investment Advisory Fees	$2,350
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	6.6%
Energy	6.7%
Materials	6.7%
Utilities	7.2%
Health Care	8.2%
Consumer Discretionary	8.3%
Real Estate	9.2%
Information Technology	10.2%
Financials	15.1%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Realty Income Corp.	1.6%
M&T Bank Corp.	1.4%
Raymond James Financial, Inc.	1.4%
Huntington Bancshares, Inc.	1.4%
Xcel Energy, Inc.	1.3%
VICI Properties, Inc.	1.3%
WP Carey, Inc.	1.2%
State Street Corp.	1.2%
STERIS PLC	1.2%
Nasdaq, Inc.	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMIJX — AR (6/25)

Victory Integrity Small-Cap Value Fund

Class A

Ticker: VSCVX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.43%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class A @ NAV - $17,778	Victory Integrity Small-Cap Value Fund Class A @ MOP - $16,757	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$9,426	$10,000	$10,000
6/16	$9,313	$8,778	$10,214	$9,742
6/17	$11,429	$10,773	$12,104	$12,163
6/18	$12,864	$12,125	$13,893	$13,757
6/19	$11,943	$11,257	$15,141	$12,899
6/20	$9,038	$8,519	$16,130	$10,645
6/21	$16,305	$15,368	$23,253	$18,445
6/22	$14,326	$13,504	$20,029	$15,442
6/23	$16,652	$15,695	$23,825	$16,370
6/24	$18,387	$17,331	$29,335	$18,153
6/25	$17,778	$16,757	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	-3.31%	14.49%	5.92%
Class A @ MOP	-8.88%	13.14%	5.30%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSCVX — AR (6/25)

Victory Integrity Small-Cap Value Fund

Class C

Ticker: MCVSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$230	2.35%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class C @ NAV - $16,757	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $16,757	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,244	$9,244	$10,214	$9,742
6/17	$11,271	$11,271	$12,104	$12,163
6/18	$12,608	$12,608	$13,893	$13,757
6/19	$11,627	$11,627	$15,141	$12,899
6/20	$8,730	$8,730	$16,130	$10,645
6/21	$15,615	$15,615	$23,253	$18,445
6/22	$13,621	$13,621	$20,029	$15,442
6/23	$15,696	$15,696	$23,825	$16,370
6/24	$17,331	$17,331	$29,335	$18,153
6/25	$16,757	$16,757	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	-4.24%	13.50%	5.30%
Class C @ CDSC	-5.01%	13.50%	5.30%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCVSX — AR (6/25)

Victory Integrity Small-Cap Value Fund

Class R

Ticker: MRVSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$172	1.75%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class R - $17,252	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$9,264	$10,214	$9,742
6/17	$11,340	$12,104	$12,163
6/18	$12,734	$13,893	$13,757
6/19	$11,793	$15,141	$12,899
6/20	$8,899	$16,130	$10,645
6/21	$16,010	$23,253	$18,445
6/22	$14,038	$20,029	$15,442
6/23	$16,265	$23,825	$16,370
6/24	$17,901	$29,335	$18,153
6/25	$17,252	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	-3.63%	14.16%	5.60%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MRVSX — AR (6/25)

Victory Integrity Small-Cap Value Fund

Class R6

Ticker: MVSSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$95	0.96%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small-Cap Value Fund Class R6 - $18,719	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$9,359	$10,214	$9,742
6/17	$11,549	$12,104	$12,163
6/18	$13,071	$13,893	$13,757
6/19	$12,199	$15,141	$12,899
6/20	$9,278	$16,130	$10,645
6/21	$16,831	$23,253	$18,445
6/22	$14,874	$20,029	$15,442
6/23	$17,369	$23,825	$16,370
6/24	$19,270	$29,335	$18,153
6/25	$18,719	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	-2.86%	15.07%Footnote Reference	6.47%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MVSSX — AR (6/25)

Victory Integrity Small-Cap Value Fund

Class Y

Ticker: VSVIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$104	1.06%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2000® Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small value stocks underperformed small growth stocks.

Top contributors to performance:

  From a benchmark perspective, communication services, information technology, and financials were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

  Sector weights contributed positively to the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the health care sector and the Fund’s overweight allocations to the utilities and information technology sectors.

Top detractors from performance:

  The energy and health care sectors were the largest detractors from relative performance.

  Security selection in the industrials, materials, and consumer discretionary sectors were the largest detractors from the Fund’s performance.

  From a style perspective, the Fund’s holdings on average, had lower beta and higher volume relative to the Index and both were headwinds.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Integrity Small-Cap Value Fund Class Y - $1,846,551	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2000® Value Index - $1,915,800
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$934,593	$1,021,383	$974,182
6/17	$1,150,836	$1,210,436	$1,216,334
6/18	$1,300,512	$1,389,315	$1,375,664
6/19	$1,211,634	$1,514,111	$1,289,885
6/20	$920,355	$1,612,975	$1,064,452
6/21	$1,667,045	$2,325,337	$1,844,479
6/22	$1,471,631	$2,002,914	$1,544,189
6/23	$1,716,686	$2,382,540	$1,636,957
6/24	$1,902,827	$2,933,505	$1,815,316
6/25	$1,846,551	$3,382,207	$1,915,800

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	-2.96%	14.94%	6.33%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,010,876
Number of Holdings	127
Investment Advisory Fees	$9,956
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Materials	4.1%
Utilities	4.4%
Health Care	6.1%
Energy	6.3%
Information Technology	7.7%
Consumer Discretionary	10.8%
Real Estate	11.4%
Industrials	14.4%
FinancialsFootnote Reference**	29.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Glacier Bancorp, Inc.	1.3%
Essent Group Ltd.	1.3%
Ameris Bancorp	1.3%
Hancock Whitney Corp.	1.3%
Valley National Bancorp	1.2%
Bank of Hawaii Corp.	1.2%
Taylor Morrison Home Corp.	1.2%
SouthState Corp.	1.2%
Flagstar Financial, Inc.	1.2%
The Chefs' Warehouse, Inc.	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSVIX — AR (6/25)

Victory Integrity Small/Mid-Cap Value Fund

Class A

Ticker: MAISX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$115	1.13%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $20,975	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $19,767	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2500™ Value Index - $21,063
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$9,441	$8,897	$10,214	$10,022
6/17	$11,420	$10,763	$12,104	$11,862
6/18	$12,809	$12,071	$13,893	$13,224
6/19	$12,596	$11,871	$15,141	$12,970
6/20	$10,207	$9,619	$16,130	$10,960
6/21	$17,679	$16,661	$23,253	$17,890
6/22	$16,151	$15,221	$20,029	$15,529
6/23	$18,586	$17,516	$23,825	$17,140
6/24	$20,375	$19,202	$29,335	$19,067
6/25	$20,975	$19,767	$33,822	$21,063

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	2.95%	15.49%Footnote Reference	7.69%
Class A @ MOP	-2.97%	14.14%	7.05%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAISX — AR (6/25)

Victory Integrity Small/Mid-Cap Value Fund

Class R6

Ticker: MIRSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$84	0.83%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $21,627	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2500™ Value Index - $21,063
6/15	$10,000	$10,000	$10,000
6/16	$9,467	$10,214	$10,022
6/17	$11,489	$12,104	$11,862
6/18	$12,929	$13,893	$13,224
6/19	$12,749	$15,141	$12,970
6/20	$10,365	$16,130	$10,960
6/21	$18,002	$23,253	$17,890
6/22	$16,493	$20,029	$15,529
6/23	$19,044	$23,825	$17,140
6/24	$20,944	$29,335	$19,067
6/25	$21,627	$33,822	$21,063

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	3.26%	15.85%Footnote Reference	8.02%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MIRSX — AR (6/25)

Victory Integrity Small/Mid-Cap Value Fund

Class Y

Ticker: MYISX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$89	0.88%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Class Y - $2,151,217	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2500™ Value Index - $2,106,258
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$946,609	$1,021,383	$1,002,150
6/17	$1,147,750	$1,210,436	$1,186,151
6/18	$1,291,378	$1,389,315	$1,322,427
6/19	$1,272,647	$1,514,111	$1,296,982
6/20	$1,034,255	$1,612,975	$1,095,967
6/21	$1,795,530	$2,325,337	$1,788,956
6/22	$1,643,897	$2,002,914	$1,552,932
6/23	$1,897,447	$2,382,540	$1,713,979
6/24	$2,084,871	$2,933,505	$1,906,660
6/25	$2,151,217	$3,382,207	$2,106,258

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	3.18%	15.77%Footnote Reference	7.96%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYISX — AR (6/25)

Victory Integrity Small/Mid-Cap Value Fund

Member Class

Ticker: MMMSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$96	0.95%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2025, the Fund underperformed its benchmark, the Russell 2500TM Value Index (the “Index”). Over the last 12 months, U.S. equity market reactions to the Federal Reserve’s interest rate policy and President Trump’s tariff plans dominated headlines. Even though equities reached all-time highs in the fourth quarter of 2024, investor expectations for further rate cuts in 2025 began to cool. As the calendar turned to 2025, we believe market volatility increased due to concern and uncertainty regarding President Trump’s tariff agenda. As the fourth quarter of the Fund’s fiscal year end concluded, U.S. markets rallied once again to record highs. We believe that investor sentiment was boosted by hopes that the U.S. will reach trade agreements that could result in lower tariffs and optimism that the Federal Reserve could cut rates. For the one-year period ending June 30, 2025, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

  From a benchmark perspective, utilities, financials and communication services were the top performing sectors.

  The health care and utilities sectors were the largest positive contributors to the Fund’s performance.

Top detractors from performance:

  The health care and energy sectors were the largest detractors from relative performance.

  Security selection in consumer discretionary, financials, and industrials sectors were the largest detractors from the Fund’s performance.

  Sector weights detracted from the Fund’s performance relative to the Index largely due to the Fund’s underweight allocation to the financials sector and overweight allocation to the industrials sector.

  From a style perspective, the Fund’s holdings on average had lower volatility and this was a style headwind.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Integrity Small/Mid-Cap Value Fund Member Class - $18,779	Russell 3000® Index (regulatory broad based index) - $19,383	Russell 2500™ Value Index - $17,724
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$15,717	$13,326	$15,054
6/22	$14,373	$11,478	$13,068
6/23	$16,578	$13,654	$14,423
6/24	$18,209	$16,812	$16,045
6/25	$18,779	$19,383	$17,724
Footnote	Description
Footnote*	Inception date for the Victory Integrity Small/Mid-Cap Value Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	3.13%	14.49%
Russell 3000® Index	15.30%	15.27%
Russell 2500™ Value Index	10.47%	13.08%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$312,357
Number of Holdings	113
Investment Advisory Fees	$2,546
Portfolio Turnover	47%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.7%
Energy	4.6%
Consumer Staples	4.9%
Materials	7.0%
Health Care	7.1%
Information Technology	8.5%
Real Estate	9.9%
Consumer Discretionary	11.2%
Industrials	19.7%
Financials	19.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Gaming and Leisure Properties, Inc.	1.3%
Textron, Inc.	1.3%
Camden Property Trust	1.3%
WP Carey, Inc.	1.3%
Amdocs Ltd.	1.2%
Flex Ltd.	1.2%
First Industrial Realty Trust, Inc.	1.2%
UGI Corp.	1.1%
Pentair PLC	1.1%
Federal Realty Investment Trust	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

MMMSX — AR (6/25)

Victory Munder Multi-Cap Fund

Class A

Ticker: MNNAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.24%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Multi-Cap Fund Class A @ NAV - $29,808	Victory Munder Multi-Cap Fund Class A @ MOP - $28,094	Russell 3000® Index (regulatory broad based index) - $33,822	S&P 500® Index - $35,936
6/15	$10,000	$9,425	$10,000	$10,000
6/16	$9,599	$9,047	$10,214	$10,399
6/17	$11,269	$10,621	$12,104	$12,260
6/18	$12,775	$12,041	$13,893	$14,023
6/19	$13,141	$12,385	$15,141	$15,483
6/20	$13,342	$12,574	$16,130	$16,645
6/21	$18,683	$17,609	$23,253	$23,436
6/22	$17,055	$16,075	$20,029	$20,948
6/23	$20,777	$19,582	$23,825	$25,053
6/24	$25,562	$24,092	$29,335	$31,204
6/25	$29,808	$28,094	$33,822	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	16.61%Footnote Reference	17.44%Footnote Reference	11.54%
Class A @ MOP	9.91%	16.06%	10.88%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNAX — AR (6/25)

Victory Munder Multi-Cap Fund

Class C

Ticker: MNNCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$233	2.16%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Multi-Cap Fund Class C @ NAV - $27,937	Victory Munder Multi-Cap Fund Class C @ CDSC - $27,937	Russell 3000® Index (regulatory broad based index) - $33,822	S&P 500® Index - $35,936
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,518	$9,518	$10,214	$10,399
6/17	$11,084	$11,084	$12,104	$12,260
6/18	$12,468	$12,468	$13,893	$14,023
6/19	$12,744	$12,744	$15,141	$15,483
6/20	$12,832	$12,832	$16,130	$16,645
6/21	$17,820	$17,820	$23,253	$23,436
6/22	$16,123	$16,123	$20,029	$20,948
6/23	$19,473	$19,473	$23,825	$25,053
6/24	$23,958	$23,958	$29,335	$31,204
6/25	$27,937	$27,937	$33,822	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	15.53%Footnote Reference	16.41%Footnote Reference	10.82%
Class C @ CDSC	14.53%	16.41%	10.82%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNCX — AR (6/25)

Victory Munder Multi-Cap Fund

Class Y

Ticker: MNNYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$103	0.95%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

  Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom Inc.

Top detractors from performance:

  Stocks that contributed negatively to the Fund’s performance were NVIDIA Corp. (“NVIDIA”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

  The Fund was underweight NVIDIA compared to the Fund’s benchmark during much of the year while we believe investor excitement and demand for its high-end artificial intelligence chips led the stock to continually surpass market expectations.

  Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Munder Multi-Cap Fund Class Y - $3,087,000	Russell 3000® Index (regulatory broad based index) - $3,382,207	S&P 500® Index - $3,593,619
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$963,935	$1,021,383	$1,039,928
6/17	$1,136,048	$1,210,436	$1,226,034
6/18	$1,292,897	$1,389,315	$1,402,264
6/19	$1,334,361	$1,514,111	$1,548,344
6/20	$1,360,051	$1,612,975	$1,664,549
6/21	$1,911,385	$2,325,337	$2,343,588
6/22	$1,750,402	$2,002,914	$2,094,797
6/23	$2,138,980	$2,382,540	$2,505,253
6/24	$2,639,925	$2,933,505	$3,120,445
6/25	$3,087,000	$3,382,207	$3,593,619

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	16.94%Footnote Reference	17.81%Footnote Reference	11.93%
Russell 3000® Index	15.30%	15.96%	12.96%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$496,726
Number of Holdings	75
Investment Advisory Fees	$3,580
Portfolio Turnover	88%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.4%
Materials	2.3%
Energy	2.6%
Consumer Staples	2.8%
Industrials	8.0%
Communication Services	11.0%
Consumer Discretionary	12.3%
Health Care	12.9%
Financials	14.2%
Information TechnologyFootnote Reference**	30.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	6.6%
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MNNYX — AR (6/25)

Victory S&P 500 Index Fund

Class A

Ticker: MUXAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$57	0.53%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory S&P 500 Index Fund Class A @ NAV - $34,066	Victory S&P 500 Index Fund Class A @ MOP - $33,303	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$9,776	$10,000
6/16	$10,349	$10,117	$10,399
6/17	$12,124	$11,852	$12,260
6/18	$13,789	$13,480	$14,023
6/19	$15,140	$14,800	$15,483
6/20	$16,193	$15,830	$16,645
6/21	$22,670	$22,162	$23,436
6/22	$20,151	$19,700	$20,948
6/23	$23,955	$23,418	$25,053
6/24	$29,674	$29,008	$31,204
6/25	$34,066	$33,303	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	14.80%	16.04%Footnote Reference	13.04%
Class A @ MOP	12.22%	15.51%	12.78%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXAX — AR (6/25)

Victory S&P 500 Index Fund

Class R

Ticker: MUXRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$93	0.87%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory S&P 500 Index Fund Class R - $32,736	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$10,303	$10,399
6/17	$12,012	$12,260
6/18	$13,611	$14,023
6/19	$14,879	$15,483
6/20	$15,856	$16,645
6/21	$22,108	$23,436
6/22	$19,574	$20,948
6/23	$23,175	$25,053
6/24	$28,617	$31,204
6/25	$32,736	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	14.39%	15.60%Footnote Reference	12.59%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXRX — AR (6/25)

Victory S&P 500 Index Fund

Class Y

Ticker: MUXYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.43%

What affected the Fund’s performance during the last year?

During the reporting period, the Fund had positive absolute returns.

Top contributors to performance:

  During the reporting period, nine of the 11 sectors delivered positive absolute returns.

  The information technology sector was the best performing sector.

Top detractors from performance:

  The energy sector lagged all other sectors.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory S&P 500 Index Fund Class Y - $3,448,981	S&P 500® Index (regulatory broad based index) - $3,593,619
6/15	$1,000,000	$1,000,000
6/16	$1,037,419	$1,039,928
6/17	$1,217,250	$1,226,034
6/18	$1,387,174	$1,402,264
6/19	$1,524,859	$1,548,344
6/20	$1,632,738	$1,664,549
6/21	$2,288,427	$2,343,588
6/22	$2,035,404	$2,094,797
6/23	$2,421,662	$2,505,253
6/24	$3,002,016	$3,120,445
6/25	$3,448,981	$3,593,619

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	14.89%	16.13%Footnote Reference	13.18%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$266,140
Number of Holdings	505
Investment Advisory Fees	$511
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.0%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.5%
Industrials	8.5%
Health Care	9.3%
Communication Services	9.8%
Consumer Discretionary	10.3%
Financials	13.9%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUXYX — AR (6/25)

Victory Munder Mid-Cap Core Growth Fund

Class A

Ticker: MGOAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.28%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class A @ NAV - $21,077	Victory Munder Mid-Cap Core Growth Fund Class A @ MOP - $19,866	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$9,425	$10,000	$10,000	$10,000
6/16	$9,206	$8,677	$10,399	$10,056	$9,786
6/17	$10,787	$10,167	$12,260	$11,713	$11,454
6/18	$12,090	$11,395	$14,023	$13,157	$13,576
6/19	$12,596	$11,872	$15,483	$14,187	$15,468
6/20	$12,213	$11,511	$16,645	$13,869	$17,311
6/21	$18,016	$16,981	$23,436	$20,776	$24,888
6/22	$14,982	$14,121	$20,948	$17,182	$17,527
6/23	$16,679	$15,721	$25,053	$19,746	$21,582
6/24	$18,602	$17,533	$31,204	$22,289	$24,830
6/25	$21,077	$19,866	$35,936	$25,678	$31,408

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	13.31%	11.53%	7.74%
Class A @ MOP	6.83%	10.21%	7.11%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOAX — AR (6/25)

Victory Munder Mid-Cap Core Growth Fund

Class C

Ticker: MGOTX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.12%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class C @ NAV - $19,856	Victory Munder Mid-Cap Core Growth Fund Class C @ CDSC - $19,856	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$10,000	$10,000	$10,000	$10,000
6/16	$9,142	$9,142	$10,399	$10,056	$9,786
6/17	$10,644	$10,644	$12,260	$11,713	$11,454
6/18	$11,844	$11,844	$14,023	$13,157	$13,576
6/19	$12,259	$12,259	$15,483	$14,187	$15,468
6/20	$11,791	$11,791	$16,645	$13,869	$17,311
6/21	$17,274	$17,274	$23,436	$20,776	$24,888
6/22	$14,246	$14,246	$20,948	$17,182	$17,527
6/23	$15,713	$15,713	$25,053	$19,746	$21,582
6/24	$17,524	$17,524	$31,204	$22,289	$24,830
6/25	$19,856	$19,856	$35,936	$25,678	$31,408

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	12.15%	10.60%	7.10%
Class C @ CDSC	11.24%	10.60%	7.10%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOTX — AR (6/25)

Victory Munder Mid-Cap Core Growth Fund

Class R6

Ticker: MGOSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.88%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class R6 - $21,955	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Index - $25,678	Russell Midcap® Growth Index - $31,408
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,246	$10,399	$10,056	$9,786
6/17	$10,885	$12,260	$11,713	$11,454
6/18	$12,253	$14,023	$13,157	$13,576
6/19	$12,812	$15,483	$14,187	$15,468
6/20	$12,479	$16,645	$13,869	$17,311
6/21	$18,494	$23,436	$20,776	$24,888
6/22	$15,436	$20,948	$17,182	$17,527
6/23	$17,250	$25,053	$19,746	$21,582
6/24	$19,316	$31,204	$22,289	$24,830
6/25	$21,955	$35,936	$25,678	$31,408

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	13.66%	11.96%	8.18%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOSX — AR (6/25)

Victory Munder Mid-Cap Core Growth Fund

Class Y

Ticker: MGOYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$107	1.00%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s best-performing sectors for the year on a relative basis were health care and real estate.

  On an individual stock basis, the Fund’s two best active-contributing stocks over the past year were Amphenol Corp., Class A (“Amphenol”) and CBRE Group, Inc., Class A. (“CBRE”). Amphenol provides electrical and fiber-optic connectors for use in a broad range of end markets. The company’s fastest growing end market by far has been IT datacom. This segment continues to benefit from robust connector demand in AI-related data center applications. CBRE, the provider of commercial real estate services, has seen a significant improvement in transaction volumes and leasing activity over the past year, especially in core office markets like New York City.

Top detractors from performance:

  The Fund’s worst-performing sectors were energy and industrials.

  The Fund’s two worst active-contributing stocks in the last two months were two benchmark names Palantir Technologies, Inc., Class A (“Palantir”) and AppLovin Corp., Class A (“AppLovin”), both of which are in the information technology sector. Palantir provides data analytics software that leverages AI. The company’s offering has gained significant traction in both government and commercial channels. While the Fund has been actively hedging its position over the last year, the Fund has been underweight the position mainly on valuation – Palantir consistently trades at more than 60 times forward revenues. AppLovin provides mobile gaming applications and related advertising platforms. The company’s AI-powered advertising offering has been a significant growth driver. Similar to Palantir, the Fund has been actively hedging its position in AppLovin over the last year, but has been underweight the position due to valuation.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Munder Mid-Cap Core Growth Fund Class Y - $2,166,651	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Index - $2,567,804	Russell Midcap® Growth Index - $3,140,761
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/16	$922,946	$1,039,928	$1,005,579	$978,598
6/17	$1,084,344	$1,226,034	$1,171,337	$1,145,417
6/18	$1,218,642	$1,402,264	$1,315,714	$1,357,568
6/19	$1,273,052	$1,548,344	$1,418,672	$1,546,808
6/20	$1,237,862	$1,664,549	$1,386,895	$1,731,051
6/21	$1,832,007	$2,343,588	$2,077,551	$2,488,756
6/22	$1,527,211	$2,094,797	$1,718,214	$1,752,722
6/23	$1,705,009	$2,505,253	$1,974,648	$2,158,159
6/24	$1,908,172	$3,120,445	$2,228,892	$2,483,009
6/25	$2,166,651	$3,593,619	$2,567,804	$3,140,761

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	13.55%	11.85%	8.04%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Index	15.21%	13.11%	9.89%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$285,661
Number of Holdings	94
Investment Advisory Fees	$2,240
Portfolio Turnover	89%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.2%
Communication Services	3.5%
Consumer Staples	5.1%
Energy	5.1%
Real Estate	6.6%
Health Care	10.0%
Consumer Discretionary	12.2%
Industrials	14.8%
Information Technology	15.9%
Financials	19.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Royal Caribbean Cruises Ltd.	2.2%
Quanta Services, Inc.	2.2%
Jabil, Inc.	1.9%
CBRE Group, Inc., Class A	1.8%
Interactive Brokers Group, Inc.	1.8%
Verisk Analytics, Inc.	1.7%
Federal Signal Corp.	1.7%
Cencora, Inc.	1.7%
HCA Healthcare, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MGOYX — AR (6/25)

Victory Trivalent International Fund - Core Equity

Class A

Ticker: MAICX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	0.95%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class A @ NAV - $18,116	Victory Trivalent International Fund - Core Equity Class A @ MOP - $17,069	MSCI ACWI ex USA Index (regulatory broad based index) - $18,115
6/15	$10,000	$9,422	$10,000
6/16	$8,957	$8,439	$8,975
6/17	$10,654	$10,038	$10,811
6/18	$11,479	$10,816	$11,598
6/19	$11,301	$10,648	$11,747
6/20	$10,752	$10,131	$11,183
6/21	$14,009	$13,199	$15,178
6/22	$11,301	$10,647	$12,230
6/23	$13,005	$12,254	$13,785
6/24	$15,069	$14,198	$15,388
6/25	$18,116	$17,069	$18,115

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	20.22%Footnote Reference	11.00%	6.12%
Class A @ MOP	13.31%	9.68%	5.49%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAICX — AR (6/25)

Victory Trivalent International Fund - Core Equity

Class I

Ticker: MICIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$66	0.60%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Trivalent International Fund - Core Equity Class I - $3,762,101	MSCI ACWI ex USA Index (regulatory broad based index) - $3,622,969
6/15	$2,000,000	$2,000,000
6/16	$1,801,647	$1,795,085
6/17	$2,149,369	$2,162,187
6/18	$2,322,857	$2,319,559
6/19	$2,298,562	$2,349,448
6/20	$2,195,079	$2,236,610
6/21	$2,867,851	$3,035,507
6/22	$2,321,974	$2,446,038
6/23	$2,679,601	$2,757,071
6/24	$3,115,603	$3,077,533
6/25	$3,762,101	$3,622,969

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	20.75%Footnote Reference	11.38%	6.52%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICIX — AR (6/25)

Victory Trivalent International Fund - Core Equity

Class R6

Ticker: MAIRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$61	0.55%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Fund - Core Equity Class R6 - $18,890	MSCI ACWI ex USA Index (regulatory broad based index) - $18,115
6/15	$10,000	$10,000
6/16	$9,014	$8,975
6/17	$10,761	$10,811
6/18	$11,637	$11,598
6/19	$11,507	$11,747
6/20	$11,008	$11,183
6/21	$14,373	$15,178
6/22	$11,653	$12,230
6/23	$13,459	$13,785
6/24	$15,641	$15,388
6/25	$18,890	$18,115

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	20.77%Footnote Reference	11.41%	6.57%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MAIRX — AR (6/25)

Victory Trivalent International Fund - Core Equity

Class Y

Ticker: MICYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$77	0.70%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All six regions posted gains during the period. Ten of 11 sectors were up with industrials as the highest-performing sector. The health care sector trailed the broader MSCI ACWI ex USA Index (the “Index”).

Top contributors to performance:

  Security selection was positive and yielded relative outperformances for the Fund.

  Four out of six regions outperformed the Index, and excess returns were generated in eight out of 11 sectors.

  The industrials sector exhibited outperformance relative to the Index.

  From a style perspective, exposure to value had the biggest impact on relative outperformance, with a moderate contribution from exposure to business momentum.

Top detractors from performance:

  Security selection was weakest in the consumer discretionary and health care sectors.

  Stylistically, exposure to quality was a minor headwind to relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Trivalent International Fund - Core Equity Class Y - $1,858,162	MSCI ACWI ex USA Index (regulatory broad based index) - $1,811,484
6/15	$1,000,000	$1,000,000
6/16	$898,121	$897,543
6/17	$1,071,294	$1,081,093
6/18	$1,157,077	$1,159,779
6/19	$1,141,621	$1,174,724
6/20	$1,089,123	$1,118,305
6/21	$1,422,646	$1,517,753
6/22	$1,151,805	$1,223,019
6/23	$1,327,150	$1,378,536
6/24	$1,541,608	$1,538,766
6/25	$1,858,162	$1,811,484

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	20.53%Footnote Reference	11.28%	6.39%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,689
Number of Holdings	202
Investment Advisory Fees	$1,802
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.6%
Energy	4.7%
Communication Services	5.8%
Materials	5.9%
Consumer Staples	6.6%
Health Care	7.8%
Consumer Discretionary	9.4%
Information Technology	12.8%
Industrials	14.4%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Novartis AG, Registered Shares	1.6%
Siemens AG, Registered Shares	1.5%
Tencent Holdings Ltd.	1.4%
Alibaba Group Holding Ltd., Class W	1.1%
Banco Santander SA	1.1%
Deutsche Telekom AG	1.1%
NEC Corp.	1.1%
Schneider Electric SE	1.0%
Standard Chartered PLC	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MICYX — AR (6/25)

Victory Trivalent International Small-Cap Fund

Class A

Ticker: MISAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$153	1.35%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class A @ NAV - $19,592	Victory Trivalent International Small-Cap Fund Class A @ MOP - $18,470	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$9,428	$10,000	$10,000
6/16	$9,187	$8,661	$9,627	$9,581
6/17	$11,211	$10,569	$11,435	$11,626
6/18	$12,796	$12,064	$12,662	$12,904
6/19	$11,885	$11,205	$13,389	$12,110
6/20	$11,903	$11,222	$13,672	$11,608
6/21	$16,737	$15,779	$19,040	$16,672
6/22	$12,515	$11,799	$16,041	$12,460
6/23	$14,155	$13,345	$18,693	$13,768
6/24	$15,488	$14,602	$22,315	$14,813
6/25	$19,592	$18,470	$25,923	$17,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	26.56%Footnote Reference	10.48%	6.96%
Class A @ MOP	19.20%	9.18%	6.33%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISAX — AR (6/25)

Victory Trivalent International Small-Cap Fund

Class C

Ticker: MCISX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$237	2.10%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class C @ NAV - $18,442	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $18,442	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$9,113	$9,113	$9,627	$9,581
6/17	$11,040	$11,040	$11,435	$11,626
6/18	$12,505	$12,505	$12,662	$12,904
6/19	$11,533	$11,533	$13,389	$12,110
6/20	$11,458	$11,458	$13,672	$11,608
6/21	$15,991	$15,991	$19,040	$16,672
6/22	$11,859	$11,859	$16,041	$12,460
6/23	$13,325	$13,325	$18,693	$13,768
6/24	$14,579	$14,579	$22,315	$14,813
6/25	$18,442	$18,442	$25,923	$17,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	25.63%Footnote Reference	9.64%	6.31%
Class C @ CDSC	24.56%	9.64%	6.31%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MCISX — AR (6/25)

Victory Trivalent International Small-Cap Fund

Class I

Ticker: MISIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$109	0.96%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Trivalent International Small-Cap Fund Class I - $4,077,835	MSCI All Country World Index (regulatory broad based index) - $5,184,523	S&P Developed Ex-U.S. SmallCap Index - $3,548,838
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$1,845,183	$1,925,406	$1,916,122
6/17	$2,259,497	$2,287,013	$2,325,264
6/18	$2,589,494	$2,532,390	$2,580,855
6/19	$2,416,167	$2,677,859	$2,421,991
6/20	$2,429,152	$2,734,373	$2,321,685
6/21	$3,429,018	$3,808,038	$3,334,400
6/22	$2,573,301	$3,208,286	$2,491,989
6/23	$2,923,810	$3,738,609	$2,753,545
6/24	$3,210,415	$4,462,961	$2,962,507
6/25	$4,077,835	$5,184,523	$3,548,838

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	27.02%Footnote Reference	10.92%	7.38%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MISIX — AR (6/25)

Victory Trivalent International Small-Cap Fund

Class R6

Ticker: MSSIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$116	1.02%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Trivalent International Small-Cap Fund Class R6 - $20,169	MSCI All Country World Index (regulatory broad based index) - $25,923	S&P Developed Ex-U.S. SmallCap Index - $17,744
6/15	$10,000	$10,000	$10,000
6/16	$9,210	$9,627	$9,581
6/17	$11,262	$11,435	$11,626
6/18	$12,894	$12,662	$12,904
6/19	$12,010	$13,389	$12,110
6/20	$12,053	$13,672	$11,608
6/21	$17,011	$19,040	$16,672
6/22	$12,749	$16,041	$12,460
6/23	$14,476	$18,693	$13,768
6/24	$15,889	$22,315	$14,813
6/25	$20,169	$25,923	$17,744

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	26.94%Footnote Reference	10.85%	7.27%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MSSIX — AR (6/25)

Victory Trivalent International Small-Cap Fund

Class Y

Ticker: MYSIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$125	1.10%

What affected the Fund’s performance during the last year?

International returns were supported by a decline in the U.S. dollar alongside weaker U.S. confidence and widespread tariff announcements. All five regions were up during the period and all 11 economic sectors posted gains in the S&P® Developed Ex-U.S. SmallCap Index (the “Index”). Financials were the strongest performing sector while energy stocks detracted from performance relative to the broader Index.

Top contributors to performance:

  Overall security selection was strongest and accounted for the Fund’s relative outperformance of the Index.

  Excess returns were generated in four of the five regions and eight of 11 sectors.

  Outperformance was generated within the industrials, information technology, and healthcare sectors.

  From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed positively to its relative performance.

Top detractors from performance:

  Performance was weakest in the UK region and consumer staples sector.

  At the sector level, relative underperformance was centered in consumer staples and utilities.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Trivalent International Small-Cap Fund Class Y - $2,008,738	MSCI All Country World Index (regulatory broad based index) - $2,592,262	S&P Developed Ex-U.S. SmallCap Index - $1,774,419
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$921,255	$962,703	$958,061
6/17	$1,126,450	$1,143,507	$1,162,632
6/18	$1,289,209	$1,266,195	$1,290,428
6/19	$1,200,549	$1,338,930	$1,210,996
6/20	$1,205,463	$1,367,187	$1,160,843
6/21	$1,699,263	$1,904,019	$1,667,200
6/22	$1,273,286	$1,604,143	$1,245,995
6/23	$1,444,322	$1,869,305	$1,376,772
6/24	$1,583,522	$2,231,481	$1,481,254
6/25	$2,008,738	$2,592,262	$1,774,419

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	26.85%Footnote Reference	10.75%	7.22%
MSCI All Country World Index	16.17%	13.65%	9.99%
S&P Developed Ex-U.S. SmallCap Index	19.79%	8.86%	5.90%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$3,803,556
Number of Holdings	224
Investment Advisory Fees	$32,102
Portfolio Turnover	49%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Communication Services	4.0%
Consumer Staples	4.0%
Health Care	7.5%
Real Estate	7.9%
Materials	9.4%
Information Technology	11.0%
Consumer Discretionary	12.3%
Financials	13.0%
Industrials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Celestica, Inc.	1.7%
Swissquote Group Holding SA, Registered Shares	1.2%
Bankinter SA	1.0%
Dundee Precious Metals, Inc.	1.0%
Sanwa Holdings Corp.	1.0%
Coca-Cola HBC AG, Class DI	0.9%
Indra Sistemas SA	0.8%
SPIE SA	0.8%
Buzzi SpA	0.8%
Euronext NV	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MYSIX — AR (6/25)

Victory Core Bond Fund

Class A

Ticker: MUCAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Core Bond Fund Class A @ NAV - $11,459	Victory Core Bond Fund Class A @ MOP - $11,196	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$9,770	$10,000
6/16	$10,334	$10,097	$10,600
6/17	$10,435	$10,195	$10,567
6/18	$10,384	$10,146	$10,525
6/19	$10,983	$10,731	$11,353
6/20	$11,815	$11,544	$12,345
6/21	$12,012	$11,737	$12,304
6/22	$10,754	$10,507	$11,038
6/23	$10,611	$10,367	$10,934
6/24	$10,850	$10,601	$11,222
6/25	$11,459	$11,196	$11,904

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	5.62%	-0.61%	1.37%
Class A @ MOP	3.21%	-1.06%	1.14%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCAX — AR (6/25)

Victory Core Bond Fund

Class C

Ticker: MUCCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$164	1.60%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Core Bond Fund Class C @ NAV - $10,793	Victory Core Bond Fund Class C @ CDSC - $10,793	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$10,000	$10,000
6/16	$10,256	$10,256	$10,600
6/17	$10,269	$10,269	$10,567
6/18	$10,154	$10,154	$10,525
6/19	$10,666	$10,666	$11,353
6/20	$11,387	$11,387	$12,345
6/21	$11,491	$11,491	$12,304
6/22	$10,201	$10,201	$11,038
6/23	$9,994	$9,994	$10,934
6/24	$10,219	$10,219	$11,222
6/25	$10,793	$10,793	$11,904

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	4.71%	-1.37%	0.77%
Class C @ CDSC	3.71%	-1.37%	0.77%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCCX — AR (6/25)

Victory Core Bond Fund

Class R6

Ticker: MUCRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$60	0.58%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Core Bond Fund Class R6 - $11,782	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904
6/15	$10,000	$10,000
6/16	$10,360	$10,600
6/17	$10,483	$10,567
6/18	$10,471	$10,525
6/19	$11,105	$11,353
6/20	$11,986	$12,345
6/21	$12,218	$12,304
6/22	$10,959	$11,038
6/23	$10,843	$10,934
6/24	$11,129	$11,222
6/25	$11,782	$11,904

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	5.87%	-0.34%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCRX — AR (6/25)

Victory Core Bond Fund

Class Y

Ticker: MUCYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Core Bond Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$62	0.60%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  Banking, utilities, transportation, and food & beverage were sub-sectors that contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, commercial mortgage-backed securities contributed to relative performance.

  The Fund’s overweight allocation to, and security selection in, BBB-rated securities were the largest credit rating factors that benefited performance.

Top detractors from performance:

  The Fund’s underweight allocation to agency mortgage-backed securities was the largest detractor from relative performance during the year.

  Cable & satellite and media & entertainment were sectors that detracted from performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Core Bond Fund Class Y - $1,175,651	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,190,377
6/15	$1,000,000	$1,000,000
6/16	$1,035,856	$1,060,014
6/17	$1,048,027	$1,056,679
6/18	$1,046,662	$1,052,481
6/19	$1,109,322	$1,135,303
6/20	$1,197,216	$1,234,525
6/21	$1,220,132	$1,230,411
6/22	$1,094,196	$1,103,775
6/23	$1,082,425	$1,093,424
6/24	$1,110,739	$1,122,192
6/25	$1,175,651	$1,190,377

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	5.84%	-0.36%	1.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,237
Number of Holdings	318
Investment Advisory Fees	$179
Portfolio Turnover	36%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	25.9%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	8.8%
Collateralized Mortgage Obligations	6.1%
Yankee Dollars	4.2%
OtherFootnote Reference**	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

MUCYX — AR (6/25)

Victory Diversified Stock Fund

Class A

Ticker: SRVEX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$114	1.05%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class A @ NAV - $30,893	Victory Diversified Stock Fund Class A @ MOP - $29,118	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$9,425	$10,000
6/16	$9,848	$9,282	$10,399
6/17	$11,016	$10,383	$12,260
6/18	$12,564	$11,842	$14,023
6/19	$13,117	$12,363	$15,483
6/20	$13,601	$12,820	$16,645
6/21	$19,161	$18,061	$23,436
6/22	$17,546	$16,538	$20,948
6/23	$21,401	$20,172	$25,053
6/24	$26,464	$24,944	$31,204
6/25	$30,893	$29,118	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	16.73%Footnote Reference	17.83%Footnote Reference	11.94%
Class A @ MOP	10.03%	16.44%	11.28%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SRVEX — AR (6/25)

Victory Diversified Stock Fund

Class C

Ticker: VDSCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$218	2.02%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class C @ NAV - $28,755	Victory Diversified Stock Fund Class C @ CDSC - $28,755	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000	$10,000
6/16	$9,768	$9,768	$10,399
6/17	$10,831	$10,831	$12,260
6/18	$12,251	$12,251	$14,023
6/19	$12,678	$12,678	$15,483
6/20	$13,023	$13,023	$16,645
6/21	$18,170	$18,170	$23,436
6/22	$16,482	$16,482	$20,948
6/23	$19,921	$19,921	$25,053
6/24	$24,633	$24,633	$31,204
6/25	$28,755	$28,755	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	15.59%Footnote Reference	16.71%Footnote Reference	11.14%
Class C @ CDSC	14.59%	16.71%	11.14%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSCX — AR (6/25)

Victory Diversified Stock Fund

Class I

Ticker: VDSIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$90	0.83%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Diversified Stock Fund Class I - $6,332,781	S&P 500® Index (regulatory broad based index) - $7,187,237
6/15	$2,000,000	$2,000,000
6/16	$1,975,297	$2,079,856
6/17	$2,214,305	$2,452,067
6/18	$2,532,159	$2,804,528
6/19	$2,650,488	$3,096,689
6/20	$2,755,420	$3,329,098
6/21	$3,891,308	$4,687,176
6/22	$3,572,361	$4,189,593
6/23	$4,368,459	$5,010,506
6/24	$5,412,735	$6,240,890
6/25	$6,332,781	$7,187,237

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	17.00%Footnote Reference	18.11%Footnote Reference	12.22%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSIX — AR (6/25)

Victory Diversified Stock Fund

Class R

Ticker: GRINX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$146	1.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class R - $30,014	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$9,818	$10,399
6/17	$10,951	$12,260
6/18	$12,453	$14,023
6/19	$12,970	$15,483
6/20	$13,409	$16,645
6/21	$18,833	$23,436
6/22	$17,198	$20,948
6/23	$20,924	$25,053
6/24	$25,789	$31,204
6/25	$30,014	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	16.38%Footnote Reference	17.49%Footnote Reference	11.62%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GRINX — AR (6/25)

Victory Diversified Stock Fund

Class R6

Ticker: VDSRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$85	0.78%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Diversified Stock Fund Class R6 - $31,811	S&P 500® Index (regulatory broad based index) - $35,936
6/15	$10,000	$10,000
6/16	$9,880	$10,399
6/17	$11,079	$12,260
6/18	$12,677	$14,023
6/19	$13,275	$15,483
6/20	$13,808	$16,645
6/21	$19,510	$23,436
6/22	$17,917	$20,948
6/23	$21,927	$25,053
6/24	$27,174	$31,204
6/25	$31,811	$35,936

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	17.06%Footnote Reference	18.17%Footnote Reference	12.27%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSRX — AR (6/25)

Victory Diversified Stock Fund

Class Y

Ticker: VDSYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$93	0.86%

What affected the Fund’s performance during the last year?

Top contributors to performance:

• The Fund generated the strongest relative performance within the technology, communication services, and health care sectors.

• Stocks that contributed most positively to the Fund’s relative performance were Interactive Brokers Group, Inc. and Broadcom, Inc.

Top detractors from performance:

• Stocks that contributed negatively to the Fund’s relative performance were Tesla, Inc. (“Tesla”) and Novo Nordisk A/S, ADR (“Novo Nordisk”).

• The Fund was underweight to Tesla stock compared to the Index and the company’s shares rebounded sharply after the presidential election. We believe the rebound in share price suggests a favorable policy outlook for the company and its autonomous driving ambitions.

• Novo Nordisk underperformed as the company’s flagship portfolio of GLP-1 drugs such as Wegovy lagged competitors in demand and efficacy for some health conditions.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Diversified Stock Fund Class Y - $3,153,035	S&P 500® Index (regulatory broad based index) - $3,593,619
6/15	$1,000,000	$1,000,000
6/16	$986,651	$1,039,928
6/17	$1,105,938	$1,226,034
6/18	$1,263,355	$1,402,264
6/19	$1,321,847	$1,548,344
6/20	$1,373,879	$1,664,549
6/21	$1,939,739	$2,343,588
6/22	$1,780,732	$2,094,797
6/23	$2,177,066	$2,505,253
6/24	$2,695,856	$3,120,445
6/25	$3,153,035	$3,593,619

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	16.96%Footnote Reference	18.07%Footnote Reference	12.17%
S&P 500® Index	15.16%	16.64%	13.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$339,653
Number of Holdings	74
Investment Advisory Fees	$2,101
Portfolio Turnover	92%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Materials	1.9%
Energy	2.5%
Consumer Staples	2.8%
Industrials	7.9%
Communication Services	10.8%
Consumer Discretionary	12.1%
Health Care	12.6%
Financials	13.7%
Information TechnologyFootnote Reference**	32.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	3.1%
Visa, Inc., Class A	2.2%
Eli Lilly & Co.	1.9%
Jabil, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VDSYX — AR (6/25)

Victory Fund for Income

Class A

Ticker: IPFIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$94	0.91%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Fund for Income Class A @ NAV - $11,233	Victory Fund for Income Class A @ MOP - $10,983	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$9,778	$10,000	$10,000
6/16	$10,233	$10,006	$10,600	$10,239
6/17	$10,107	$9,882	$10,567	$10,186
6/18	$10,044	$9,820	$10,525	$10,147
6/19	$10,508	$10,274	$11,353	$10,649
6/20	$10,904	$10,661	$12,345	$11,217
6/21	$10,800	$10,560	$12,304	$11,181
6/22	$10,258	$10,030	$11,038	$10,637
6/23	$10,212	$9,985	$10,934	$10,597
6/24	$10,645	$10,409	$11,222	$11,035
6/25	$11,233	$10,983	$11,904	$11,709

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	5.52%	0.60%	1.17%
Class A @ MOP	3.11%	0.13%	0.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

IPFIX — AR (6/25)

Victory Fund for Income

Class C

Ticker: VFFCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$175	1.71%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Fund for Income Class C @ NAV - $10,542	Victory Fund for Income Class C @ CDSC - $10,542	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$10,148	$10,148	$10,600	$10,239
6/17	$9,953	$9,953	$10,567	$10,186
6/18	$9,803	$9,803	$10,525	$10,147
6/19	$10,180	$10,180	$11,353	$10,649
6/20	$10,473	$10,473	$12,345	$11,217
6/21	$10,290	$10,290	$12,304	$11,181
6/22	$9,691	$9,691	$11,038	$10,637
6/23	$9,583	$9,583	$10,934	$10,597
6/24	$9,990	$9,990	$11,222	$11,035
6/25	$10,542	$10,542	$11,904	$11,709

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	4.65%	-0.18%	0.53%
Class C @ CDSC	3.65%	-0.18%	0.53%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFCX — AR (6/25)

Victory Fund for Income

Class I

Ticker: VFFIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$66	0.64%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Fund for Income Class I - $2,309,661	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	Bloomberg 1-5 Year U.S. Government Bond Index - $2,341,862
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,051,919	$2,120,028	$2,047,747
6/17	$2,034,553	$2,113,357	$2,037,158
6/18	$2,025,039	$2,104,962	$2,029,463
6/19	$2,124,646	$2,270,606	$2,129,789
6/20	$2,210,424	$2,469,049	$2,243,475
6/21	$2,197,528	$2,460,821	$2,236,249
6/22	$2,089,829	$2,207,550	$2,127,365
6/23	$2,088,864	$2,186,848	$2,119,321
6/24	$2,183,287	$2,244,384	$2,207,089
6/25	$2,309,661	$2,380,754	$2,341,862

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	5.79%	0.88%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFIX — AR (6/25)

Victory Fund for Income

Class R

Ticker: GGIFX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$94	0.91%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class R - $11,231	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000
6/16	$10,221	$10,600	$10,239
6/17	$10,106	$10,567	$10,186
6/18	$10,044	$10,525	$10,147
6/19	$10,508	$11,353	$10,649
6/20	$10,891	$12,345	$11,217
6/21	$10,799	$12,304	$11,181
6/22	$10,257	$11,038	$10,637
6/23	$10,212	$10,934	$10,597
6/24	$10,644	$11,222	$11,035
6/25	$11,231	$11,904	$11,709

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	5.51%	0.62%	1.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GGIFX — AR (6/25)

Victory Fund for Income

Class R6

Ticker: VFFRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$65	0.63%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Class R6 - $11,548	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg 1-5 Year U.S. Government Bond Index - $11,709
6/15	$10,000	$10,000	$10,000
6/16	$10,251	$10,600	$10,239
6/17	$10,162	$10,567	$10,186
6/18	$10,127	$10,525	$10,147
6/19	$10,626	$11,353	$10,649
6/20	$11,045	$12,345	$11,217
6/21	$10,983	$12,304	$11,181
6/22	$10,444	$11,038	$10,637
6/23	$10,426	$10,934	$10,597
6/24	$10,930	$11,222	$11,035
6/25	$11,548	$11,904	$11,709

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	5.65%	0.89%	1.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFRX — AR (6/25)

Victory Fund for Income

Class Y

Ticker: VFFYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.71%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Fund for Income Class Y - $1,146,138	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,190,377	Bloomberg 1-5 Year U.S. Government Bond Index - $1,170,931
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,025,313	$1,060,014	$1,023,873
6/17	$1,014,626	$1,056,679	$1,018,579
6/18	$1,010,315	$1,052,481	$1,014,732
6/19	$1,059,247	$1,135,303	$1,064,894
6/20	$1,101,313	$1,234,525	$1,121,737
6/21	$1,092,958	$1,230,411	$1,118,125
6/22	$1,039,115	$1,103,775	$1,063,682
6/23	$1,036,414	$1,093,424	$1,059,661
6/24	$1,084,119	$1,122,192	$1,103,545
6/25	$1,146,138	$1,190,377	$1,170,931

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	5.72%	0.80%	1.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.86%	1.59%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VFFYX — AR (6/25)

Victory Fund for Income

Member Class

Ticker: VFFMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$77	0.75%

What affected the Fund’s performance during the last year?

The Federal Reserve cut rates three times from September to December 2024, leaving the Federal Funds rate 1% less than where it was at the end of June 2024. We believe that the U.S. economy remained strong as the market appreciated strong balance sheets and solid employment. In response, the U.S. yield curve steepened, with yields at the short end falling the most, as bond prices typically move in the opposite direction of yields. The Fund's benchmark, the Bloomberg 1-5 year U.S. Government Bond Index (the “Index”), had significant and direct exposure to the very short end of the yield curve. The Index outperformed the Fund’s strong Government National Mortgage Association (“GNMA”) performance.

Top contributors to performance:

  Throughout the year, the Fund added its GNMA single family pools. The Fund maintained its allocation to GNMA structure at 3% allocation. This small allocation to GNMA collateralized mortgage obligations provided a strong total return.

  The Fund’s primary exposure, approximately 80% to older high coupon GNMA, contributed the most to its total return.

  The Fund’s 17.2% allocation to U.S. Treasury bonds contributed almost as much to performance as its GNMA single family pools.

Top detractors from performance:

  Among its three sector allocations, GNMA collateralized mortgage obligations contributed the least  to absolute performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Fund for Income Member Class - $10,406	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	Bloomberg 1-5 Year U.S. Government Bond Index - $10,437
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$9,942	$9,942	$9,967
6/22	$9,447	$8,919	$9,481
6/23	$9,420	$8,835	$9,446
6/24	$9,848	$9,068	$9,837
6/25	$10,406	$9,619	$10,437
Footnote	Description
Footnote*	Inception date for the Victory Fund for Income, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	5.66%	0.86%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
Bloomberg 1-5 Year U.S. Government Bond Index	6.11%	0.92%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$336,568
Number of Holdings	491
Investment Advisory Fees	$1,654
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Government Agency Mortgages	70.0%
U.S. Treasury Obligations	26.7%
Collateralized Mortgage Obligations	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

VFFMX — AR (6/25)

Victory Investment Grade Convertible Fund

Class A

Ticker: SBFCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$132	1.27%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Investment Grade Convertible Fund Class A @ NAV - $19,050	Victory Investment Grade Convertible Fund Class A @ MOP - $18,615	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $22,295	ICE BofAML Investment Grade U.S. Convertible Index - $22,718
6/15	$10,000	$9,772	$10,000	$10,000	$10,000
6/16	$9,925	$9,699	$10,600	$10,183	$10,334
6/17	$11,257	$11,000	$10,567	$11,871	$12,442
6/18	$12,480	$12,195	$10,525	$13,182	$14,289
6/19	$13,433	$13,126	$11,353	$14,697	$15,790
6/20	$13,925	$13,607	$12,345	$14,972	$15,973
6/21	$17,504	$17,104	$12,304	$18,320	$19,284
6/22	$15,943	$15,579	$11,038	$17,740	$18,369
6/23	$16,502	$16,125	$10,934	$18,402	$18,984
6/24	$17,740	$17,334	$11,222	$19,938	$20,503
6/25	$19,050	$18,615	$11,904	$22,295	$22,718

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.39%	6.47%	6.66%
Class A @ MOP	5.00%	5.98%	6.41%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	8.29%	8.35%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	7.30%	8.55%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SBFCX — AR (6/25)

Victory Investment Grade Convertible Fund

Class I

Ticker: VICIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$99	0.95%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Investment Grade Convertible Fund Class I - $3,959,054	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $4,459,070	ICE BofAML Investment Grade U.S. Convertible Index - $4,543,579
6/15	$2,000,000	$2,000,000	$2,000,000	$2,000,000
6/16	$1,991,237	$2,120,028	$2,036,642	$2,066,767
6/17	$2,269,646	$2,113,357	$2,374,220	$2,488,442
6/18	$2,525,374	$2,104,962	$2,636,305	$2,857,706
6/19	$2,730,404	$2,270,606	$2,939,319	$3,158,013
6/20	$2,844,359	$2,469,049	$2,994,413	$3,194,511
6/21	$3,592,005	$2,460,821	$3,663,981	$3,856,830
6/22	$3,283,832	$2,207,550	$3,548,077	$3,673,853
6/23	$3,405,990	$2,186,848	$3,680,353	$3,796,876
6/24	$3,675,758	$2,244,384	$3,987,526	$4,100,540
6/25	$3,959,054	$2,380,754	$4,459,070	$4,543,579

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	7.71%	6.84%	7.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	8.29%	8.35%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	7.30%	8.55%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VICIX — AR (6/25)

Victory Investment Grade Convertible Fund

Member Class

Ticker: SBFMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$114	1.10%

What affected the Fund’s performance during the last year?

The Fund invests in convertible bonds and convertible preferred stocks that are influenced by both the stock market and bond market. Stock market returns were positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

As of June 30, 2025, the Fund is overweight compared to its benchmark in the health care, industrials, and information technology sectors. It is underweight compared to its benchmark in the real estate and utilities sectors. Otherwise, it is approximately equal weighted to other sectors. The Fund is broadly diversified across individual issues, economic sectors, credits, and convertible types.

Top contributors to performance:

  Absolute performance of the Fund during the fiscal year ending June 30, 2025, was led by the financial sector, followed by the utilities and real estate sectors.

  Relative performance was helped by overweight positions in the health care and industrials sectors.

Top detractors from performance:

  Performance in the information technology and materials sectors detracted from returns.

  Relative performance was hurt by underweight positions in the real estate and utilities sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Investment Grade Convertible Fund Member Class - $12,991	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $14,086	ICE BofAML Investment Grade U.S. Convertible Index - $13,300
11/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/21	$11,869	$9,942	$11,574	$11,290
6/22	$10,829	$8,919	$11,208	$10,754
6/23	$11,215	$8,835	$11,626	$11,114
6/24	$12,082	$9,068	$12,596	$12,003
6/25	$12,991	$9,619	$14,086	$13,300
Footnote	Description
Footnote*	Inception date for the Victory Investment Grade Convertible Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	7.53%	5.78%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	11.83%	7.63%
ICE BofAML Investment Grade U.S. Convertible Index	10.80%	6.31%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$252,577
Number of Holdings	55
Investment Advisory Fees	$2,034
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	0.6%
Information Technology	3.7%
Health Care	4.0%
Industrials	8.8%
Consumer Discretionary	9.8%
Real Estate	13.3%
Utilities	21.4%
Financials	36.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Bank of America Corp., Series L, 7.25%	5.5%
Wells Fargo & Co., Series L, 7.50%	5.3%
Uber Technologies, Inc., 0.88%, 12/1/28	5.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	4.7%
Ford Motor Credit Co. LLC, 0.00%, 3/15/26	4.0%
Barclays Bank PLC, 1.00%, 2/16/29	3.9%
Ares Management Corp., Series B, 6.75%, 10/1/27	3.5%
Envista Holdings Corp., 1.75%, 8/15/28	3.3%
American Water Capital Corp., 3.63%, 6/15/26	3.2%
Welltower OP LLC, 2.75%, 5/15/28	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

SBFMX — AR (6/25)

Victory Sycamore Established Value Fund

Class A

Ticker: VETAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$91	0.89%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class A @ NAV - $25,860	Victory Sycamore Established Value Fund Class A @ MOP - $24,376	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$9,426	$10,000	$10,000
6/16	$10,676	$10,063	$10,399	$10,325
6/17	$12,378	$11,667	$12,260	$11,969
6/18	$13,761	$12,971	$14,023	$12,878
6/19	$14,511	$13,678	$15,483	$13,352
6/20	$13,313	$12,549	$16,645	$11,775
6/21	$20,703	$19,515	$23,436	$18,023
6/22	$19,770	$18,636	$20,948	$16,221
6/23	$22,394	$21,109	$25,053	$17,925
6/24	$24,793	$23,370	$31,204	$20,072
6/25	$25,860	$24,376	$35,936	$22,387

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	4.31%	14.20%	9.97%
Class A @ MOP	-1.69%	12.86%	9.32%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VETAX — AR (6/25)

Victory Sycamore Established Value Fund

Class C

Ticker: VEVCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$173	1.70%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class C @ NAV - $25,806	Victory Sycamore Established Value Fund Class C @ CDSC - $25,806	S&P 500® Index (regulatory broad based index) - $37,807	Russell Midcap® Value Index - $24,814
2/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,303	$11,303	$10,941	$11,444
6/17	$13,002	$13,002	$12,898	$13,266
6/18	$14,341	$14,341	$14,753	$14,274
6/19	$15,009	$15,009	$16,289	$14,799
6/20	$13,666	$13,666	$17,512	$13,051
6/21	$21,088	$21,088	$24,656	$19,977
6/22	$19,987	$19,987	$22,038	$17,980
6/23	$22,465	$22,465	$26,357	$19,868
6/24	$24,741	$24,741	$32,829	$22,248
6/25	$25,806	$25,806	$37,807	$24,814
Footnote	Description
Footnote*	Inception date for the Victory Sycamore Established Value Fund, Class C is 3/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Class C @ NAV	3.40%	13.31%	10.69%
Class C @ CDSC	2.46%	13.31%	10.69%
S&P 500® Index	15.16%	16.64%	15.31%
Russell Midcap® Value Index	11.53%	13.71%	10.23%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVCX — AR (6/25)

Victory Sycamore Established Value Fund

Class I

Ticker: VEVIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$59	0.58%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Sycamore Established Value Fund Class I - $5,334,727	S&P 500® Index (regulatory broad based index) - $7,187,237	Russell Midcap® Value Index - $4,477,408
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,142,987	$2,079,856	$2,064,917
6/17	$2,490,618	$2,452,067	$2,393,765
6/18	$2,777,083	$2,804,528	$2,575,578
6/19	$2,938,050	$3,096,689	$2,670,393
6/20	$2,703,938	$3,329,098	$2,354,969
6/21	$4,218,241	$4,687,176	$3,604,610
6/22	$4,040,859	$4,189,593	$3,244,260
6/23	$4,592,034	$5,010,506	$3,584,995
6/24	$5,099,867	$6,240,890	$4,014,387
6/25	$5,334,727	$7,187,237	$4,477,408

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	4.61%	14.56%	10.31%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVIX — AR (6/25)

Victory Sycamore Established Value Fund

Class R

Ticker: GETGX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$111	1.09%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class R - $25,336	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$10,000	$10,000
6/16	$10,656	$10,399	$10,325
6/17	$12,327	$12,260	$11,969
6/18	$13,682	$14,023	$12,878
6/19	$14,397	$15,483	$13,352
6/20	$13,183	$16,645	$11,775
6/21	$20,458	$23,436	$18,023
6/22	$19,495	$20,948	$16,221
6/23	$22,034	$25,053	$17,925
6/24	$24,347	$31,204	$20,072
6/25	$25,336	$35,936	$22,387

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	4.06%	13.96%	9.74%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GETGX — AR (6/25)

Victory Sycamore Established Value Fund

Class R6

Ticker: VEVRX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$55	0.54%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Established Value Fund Class R6 - $26,784	S&P 500® Index (regulatory broad based index) - $35,936	Russell Midcap® Value Index - $22,387
6/15	$10,000	$10,000	$10,000
6/16	$10,714	$10,399	$10,325
6/17	$12,465	$12,260	$11,969
6/18	$13,911	$14,023	$12,878
6/19	$14,717	$15,483	$13,352
6/20	$13,547	$16,645	$11,775
6/21	$21,144	$23,436	$18,023
6/22	$20,264	$20,948	$16,221
6/23	$23,035	$25,053	$17,925
6/24	$25,597	$31,204	$20,072
6/25	$26,784	$35,936	$22,387

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R6	4.64%	14.61%	10.35%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVRX — AR (6/25)

Victory Sycamore Established Value Fund

Class Y

Ticker: VEVYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$67	0.66%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell Midcap® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across nine of the 11 major economic sectors, with only four sectors outpacing the Index. Financials was the top-performing sector, posting a return of 28.37%. By contrast, health care was the worst-performing sector, returning -7.17%.

Top contributors to performance:

• Stock selection in the consumer staples and materials sectors contributed positively to relative performance. However, the Fund’s overweight allocation to the materials sector almost entirely offset the positive relative performance of stock selection in the sector.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection and sector allocation both detracted from relative performance, with stock selection having a larger impact on relative underperformance for the period.

• Stock selection in the industrials, information technology, energy, financials, and real estate sectors detracted for the relative performance for the period.

• The Fund did not have exposure to the communication services sector, which we believe detracted from relative performance.

• The Fund’s underweight allocation to the financials sector (the top-performing sector) also detracted from the Fund’s relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Sycamore Established Value Fund Class Y - $2,654,263	S&P 500® Index (regulatory broad based index) - $3,593,619	Russell Midcap® Value Index - $2,238,704
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,069,656	$1,039,928	$1,032,458
6/17	$1,243,340	$1,226,034	$1,196,883
6/18	$1,386,503	$1,402,264	$1,287,789
6/19	$1,466,550	$1,548,344	$1,335,196
6/20	$1,349,192	$1,664,549	$1,177,484
6/21	$2,104,541	$2,343,588	$1,802,305
6/22	$2,015,229	$2,094,797	$1,622,130
6/23	$2,288,174	$2,505,253	$1,792,497
6/24	$2,539,244	$3,120,445	$2,007,194
6/25	$2,654,263	$3,593,619	$2,238,704

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	4.53%	14.49%	10.25%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$17,290,915
Number of Holdings	78
Investment Advisory Fees	$82,496
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	5.0%
Utilities	5.2%
Health Care	5.9%
Real Estate	7.8%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Information Technology	10.0%
Materials	13.9%
Financials	14.8%
Industrials	18.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

U.S. Foods Holding Corp.	2.5%
Alliant Energy Corp.	2.4%
Quest Diagnostics, Inc.	2.0%
Crown Holdings, Inc.	2.0%
Fidelity National Financial, Inc.	1.9%
Performance Food Group Co.	1.9%
Willis Towers Watson PLC	1.9%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VEVYX — AR (6/25)

Victory Sycamore Small Company Opportunity Fund

Class A

Ticker: SSGSX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$124	1.23%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $21,624	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $20,379	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$9,424	$10,000	$10,000
6/16	$10,185	$9,599	$10,214	$9,742
6/17	$12,670	$11,940	$12,104	$12,163
6/18	$14,472	$13,639	$13,893	$13,757
6/19	$14,904	$14,046	$15,141	$12,899
6/20	$12,927	$12,183	$16,130	$10,645
6/21	$19,968	$18,819	$23,253	$18,445
6/22	$18,150	$17,106	$20,029	$15,442
6/23	$20,343	$19,172	$23,825	$16,370
6/24	$21,343	$20,114	$29,335	$18,153
6/25	$21,624	$20,379	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	1.32%	10.84%	8.02%
Class A @ MOP	-4.50%	9.53%	7.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SSGSX — AR (6/25)

Victory Sycamore Small Company Opportunity Fund

Class I

Ticker: VSOIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$91	0.90%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class I - $4,472,639	Russell 3000® Index (regulatory broad based index) - $6,764,414	Russell 2000® Value Index - $3,831,600
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,043,133	$2,042,767	$1,948,364
6/17	$2,549,633	$2,420,872	$2,432,668
6/18	$2,921,619	$2,778,631	$2,751,328
6/19	$3,019,218	$3,028,221	$2,579,771
6/20	$2,627,735	$3,225,951	$2,128,905
6/21	$4,072,584	$4,650,674	$3,688,958
6/22	$3,715,051	$4,005,829	$3,088,379
6/23	$4,179,340	$4,765,080	$3,273,914
6/24	$4,400,400	$5,867,009	$3,630,631
6/25	$4,472,639	$6,764,414	$3,831,600

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	1.64%	11.22%	8.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOIX — AR (6/25)

Victory Sycamore Small Company Opportunity Fund

Class R

Ticker: GOGFX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$145	1.44%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class R - $21,198	Russell 3000® Index (regulatory broad based index) - $33,822	Russell 2000® Value Index - $19,158
6/15	$10,000	$10,000	$10,000
6/16	$10,165	$10,214	$9,742
6/17	$12,618	$12,104	$12,163
6/18	$14,378	$13,893	$13,757
6/19	$14,774	$15,141	$12,899
6/20	$12,793	$16,130	$10,645
6/21	$19,728	$23,253	$18,445
6/22	$17,903	$20,029	$15,442
6/23	$20,031	$23,825	$16,370
6/24	$20,974	$29,335	$18,153
6/25	$21,198	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class R	1.06%	10.63%	7.80%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GOGFX — AR (6/25)

Victory Sycamore Small Company Opportunity Fund

Class R6

Ticker: VSORX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$86	0.85%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class R6 - $23,366	Russell 3000® Index (regulatory broad based index) - $34,768	Russell 2000® Value Index - $21,294
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,641	$10,499	$10,828
6/17	$13,278	$12,443	$13,519
6/18	$15,219	$14,282	$15,290
6/19	$15,731	$15,564	$14,337
6/20	$13,700	$16,581	$11,831
6/21	$21,242	$23,903	$20,501
6/22	$19,387	$20,589	$17,163
6/23	$21,814	$24,491	$18,194
6/24	$22,979	$30,155	$20,177
6/25	$23,366	$34,768	$21,294
Footnote	Description
Footnote*	Inception date for the Victory Sycamore Small Company Opportunity Fund, Class R6 is 12/14/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Class R6	1.69%	11.27%	9.30%
Russell 3000® Index	15.30%	15.96%	13.95%
Russell 2000® Value Index	5.54%	12.47%	8.24%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSORX — AR (6/25)

Victory Sycamore Small Company Opportunity Fund

Class Y

Ticker: VSOYX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$96	0.95%

What affected the Fund’s performance during the last year?

The Fund underperformed the Russell 2000® Value Index (the “Index”) for the trailing 12-month period ended June 30, 2025. The Fund’s returns were positive across eight of the 11 major economic sectors, with only seven sectors outpacing the Index. Communication services was the top-performing sector, posting a return of 21.38%. By contrast, energy was the worst-performing sector for the period, returning -24.98%.

Top contributors to performance:

• The Fund’s underweight position in the health care sector was a positive contributor to performance relative to the Index; and

• Stock selection in the consumer discretionary, health care and utilities sectors contributed positively to performance.

Top detractors from performance:

• For the trailing 12-month period ended June 30, 2025, stock selection was the primary driver of relative underperformance, while sector allocation partially offset the negative relative performance from stock selection for the period.

• Stock selection in the information technology sector detracted most from the Fund relative performance. However, the Fund’s overweight position in the information technology sector partially offset the unfavorable impact of stock selection.

• Stock selection in the materials and energy sectors also detracted from relative performance. However, the Fund’s underweight position in the energy sector (the worst-performing sector) partially offset the negative relative performance of stock selection in the sector.

• The Fund’s underweight positions in the financials and communication services (the top-performing sector) sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Sycamore Small Company Opportunity Fund Class Y - $2,207,719	Russell 3000® Index (regulatory broad based index) - $3,382,207	Russell 2000® Value Index - $1,915,800
6/15	$1,000,000	$1,000,000	$1,000,000
6/16	$1,019,867	$1,021,383	$974,182
6/17	$1,269,604	$1,210,436	$1,216,334
6/18	$1,451,641	$1,389,315	$1,375,664
6/19	$1,497,960	$1,514,111	$1,289,885
6/20	$1,302,014	$1,612,975	$1,064,452
6/21	$2,015,150	$2,325,337	$1,844,479
6/22	$1,837,650	$2,002,914	$1,544,189
6/23	$2,065,589	$2,382,540	$1,636,957
6/24	$2,173,373	$2,933,505	$1,815,316
6/25	$2,207,719	$3,382,207	$1,915,800

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class Y	1.58%	11.14%	8.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$5,605,590
Number of Holdings	113
Investment Advisory Fees	$48,162
Portfolio Turnover	50%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.6%
Health Care	4.0%
Consumer Staples	4.7%
Energy	4.7%
Real Estate	5.2%
Materials	7.6%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	21.6%
FinancialsFootnote Reference**	28.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Renasant Corp.	1.6%
Old National Bancorp	1.6%
United Bankshares, Inc.	1.6%
National Bank Holdings Corp., Class A	1.4%
Stock Yards Bancorp, Inc.	1.4%
Commercial Metals Co.	1.3%
The Hanover Insurance Group, Inc.	1.3%
UMB Financial Corp.	1.3%
SouthState Corp.	1.3%
Tower Semiconductor Ltd.	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VSOYX — AR (6/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David L. Meyer and E. Lee Beard are “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)     Audit Fees. Fees for audit services provided to the Registrant were $207,750 and $226,900 for the fiscal years ended June 30, 2025 and 2024, respectively.
(b)    Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.
(c)     Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $70,250 and $67,350 for the fiscal years ended June 30, 2025 and 2024, respectively.
(d)    All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2025 and 2024, respectively.
(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
(2) No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.
(f) All of the work in connection with the audit of the Registrant during the years ended June 30, 2025 and 2024 was performed by full-time employees of the Registrant’s principal accountant.
(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $70,250 and $67,350 for the years ended June 30, 2025 and 2024, respectively.
(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.
(i) Not applicable.
(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

          (a)

June 30, 2025
Annual: Full Financials
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Munder Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund
Victory Core Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Integrity Discovery Fund
3
Victory Integrity Mid-Cap Value Fund
6
Victory Integrity Small-Cap Value Fund
9
Victory Integrity Small/Mid-Cap Value Fund
12
Victory Munder Multi-Cap Fund
15
Victory S&P 500 Index Fund
17
Victory Munder Mid-Cap Core Growth Fund
26
Victory Trivalent International Fund — Core Equity
29
Victory Trivalent International Small-Cap Fund
38
Victory Core Bond Fund
46
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
54
Statements of Operations
58
Statements of Changes in Net Assets
62
Financial Highlights
75
Notes to Financial Statements (Form N-CSR Item 7) 116
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 131
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
132

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Integrity Discovery Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.0%)
Banks (24.2%):
Bridgewater Bancshares, Inc. (a) ............................................ 34,400 $ 547
Business First Bancshares, Inc. ............................................. 24,650 608
Central Pacific Financial Corp. ............................................. 11,050 310
Civista Bancshares, Inc. .................................................. 19,800 459
Community West Bancshares .............................................. 29,200 570
ConnectOne Bancorp, Inc. ................................................ 28,286 655
Dime Community Bancshares, Inc. .......................................... 23,046 621
Financial Institutions, Inc. ................................................. 20,375 523
First Internet Bancorp .................................................... 17,250 464
First Mid Bancshares, Inc. ................................................ 18,200 682
German American Bancorp, Inc. ............................................ 13,800 531
HarborOne Bancorp, Inc. ................................................. 33,550 392
Heritage Commerce Corp. ................................................ 64,765 643
Horizon Bancorp, Inc. ................................................... 40,900 629
Independent Bank Corp. .................................................. 15,750 510
Mercantile Bank Corp. ................................................... 9,806 455
Orange County Bancorp, Inc. .............................................. 13,500 349
Origin Bancorp, Inc. ..................................................... 18,200 651
Peapack-Gladstone Financial Corp. .......................................... 20,500 579
Peoples Bancorp, Inc. .................................................... 22,125 676
Primis Financial Corp. ................................................... 47,870 519
QCR Holdings, Inc. ..................................................... 9,450 642
SmartFinancial, Inc. ..................................................... 16,625 562
Southern Missouri Bancorp, Inc. ............................................ 11,200 614
Univest Financial Corp. .................................................. 11,200 336
Washington Trust Bancorp, Inc. ............................................. 19,100 540
14,067
Capital Markets (1.1%):
Diamond Hill Investment Group, Inc. ........................................ 4,185 608
Communication Services (3.4%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 337,000 394
IMAX Corp. (a) ........................................................ 18,800 526
PubMatic, Inc. , Class A (a) ................................................ 31,200 388
The Marcus Corp. ...................................................... 37,850 638
1,946
Consumer Discretionary (12.4%):
BJ's Restaurants, Inc. (a) .................................................. 11,400 508
European Wax Center, Inc. , Class A (a) ........................................ 54,000 304
First Watch Restaurant Group, Inc. (a) ........................................ 21,800 350
G-III Apparel Group Ltd. (a) ............................................... 12,705 285
Golden Entertainment, Inc. ................................................ 16,575 488
Latham Group, Inc. (a) ................................................... 52,519 335
Lindblad Expeditions Holdings, Inc. (a) ....................................... 46,800 546
MarineMax, Inc. (a) ..................................................... 16,200 407
MasterCraft Boat Holdings, Inc. (a) .......................................... 20,995 390
Motorcar Parts of America, Inc. (a) ........................................... 51,400 576
National Vision Holdings, Inc. (a) ............................................ 22,250 512
Portillo's, Inc. , Class A (a) ................................................. 35,300 412
Potbelly Corp. (a) ....................................................... 38,650 473
Sally Beauty Holdings, Inc. (a) .............................................. 40,077 371
Savers Value Village, Inc. (a) (b) ............................................. 40,150 410
Universal Electronics, Inc. (a) .............................................. 29,500 195
Wolverine World Wide, Inc. ............................................... 23,500 425
Zumiez, Inc. (a) ........................................................ 18,600 247
7,234
Consumer Finance (0.8%):
EZCORP, Inc. , Class A (a) ................................................. 31,810 442

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Consumer Staples (0.7%):
The Honest Co., Inc. (a) ................................................... 81,400 $ 414
Energy (5.0%):
Ardmore Shipping Corp. (b) ............................................... 54,000 518
Berry Corp. ........................................................... 117,743 326
Granite Ridge Resources, Inc. .............................................. 77,000 491
Infinity Natural Resources, Inc. , Class A (a) (b) .................................. 21,350 391
ProPetro Holding Corp. (a) ................................................ 55,506 331
Riley Exploration Permian, Inc. ............................................. 20,950 550
Vital Energy, Inc. (a) ..................................................... 18,161 292
2,899
Financial Services (1.1%):
I3 Verticals, Inc. , Class A (a) ............................................... 23,665 650
Health Care (5.0%):
Artivion, Inc. (a) ........................................................ 21,980 684
Brookdale Senior Living, Inc. (a) ............................................ 75,445 525
Collegium Pharmaceutical, Inc. (a) ........................................... 14,450 427
HealthStream, Inc. ...................................................... 18,932 524
MiMedx Group, Inc. (a) ................................................... 61,700 377
Orthofix Medical, Inc. (a) ................................................. 34,473 384
2,921
Industrials (18.5%):
BlueLinx Holdings, Inc. (a) ................................................ 7,500 558
Covenant Logistics Group, Inc. ............................................. 16,855 406
CRA International, Inc. ................................................... 1,850 347
Douglas Dynamics, Inc. .................................................. 16,693 492
Ducommun, Inc. (a) ..................................................... 8,400 694
DXP Enterprises, Inc. (a) .................................................. 5,450 478
Enviri Corp. (a) ......................................................... 73,200 635
Great Lakes Dredge & Dock Corp. (a) ........................................ 54,150 660
IBEX Holdings Ltd. (a) ................................................... 19,725 574
Insteel Industries, Inc. .................................................... 15,500 577
Interface, Inc. ......................................................... 34,000 712
Kelly Services, Inc. , Class A ............................................... 22,675 265
Liquidity Services, Inc. (a) ................................................. 15,800 373
Matrix Service Co. (a) .................................................... 37,000 500
Pangaea Logistics Solutions Ltd. ............................................ 85,500 402
Park Aerospace Corp. .................................................... 28,728 424
Park-Ohio Holdings Corp. ................................................ 16,700 298
Quanex Building Products Corp. ............................................ 29,550 558
Thermon Group Holdings, Inc. (a) ........................................... 21,640 608
Titan Machinery, Inc. (a) .................................................. 28,700 569
Willdan Group, Inc. (a) ................................................... 9,475 592
10,722
Information Technology (12.6%):
ADTRAN Holdings, Inc. (a) ............................................... 54,264 487
Bel Fuse, Inc. , Class B ................................................... 6,400 625
Benchmark Electronics, Inc. ............................................... 8,200 319
Cohu, Inc. (a) .......................................................... 16,600 319
Digi International, Inc. (a) ................................................. 20,550 716
Ichor Holdings Ltd. (a) ................................................... 23,500 462
Kimball Electronics, Inc. (a) ............................................... 30,700 590
MaxLinear, Inc. (a) ...................................................... 22,100 314
nLight, Inc. (a) ......................................................... 38,500 758
OneSpan, Inc. ......................................................... 28,420 474
PDF Solutions, Inc. (a) ................................................... 15,500 332
Ribbon Communications, Inc. (a) ............................................ 171,900 689
SkyWater Technology, Inc. (a) (b) ............................................ 37,900 373
Veeco Instruments, Inc. (a) ................................................. 15,100 307

Victory Portfolios
Victory Integrity Discovery Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vishay Precision Group, Inc. (a) ............................................. 18,925 $ 532
7,297
Insurance (2.2%):
American Integrity Insurance Group, Inc. (a) .................................... 32,650 601
HCI Group, Inc. ........................................................ 1,560 237
Heritage Insurance Holdings, Inc. (a) ......................................... 17,600 439
1,277
Materials (5.3%):
AdvanSix, Inc. ......................................................... 24,150 573
Clearwater Paper Corp. (a) ................................................. 21,912 597
Koppers Holdings, Inc. ................................................... 19,000 611
Metallus, Inc. (a) ........................................................ 37,900 584
Ramaco Resources, Inc. , Class A (b) .......................................... 32,900 432
SunCoke Energy, Inc. .................................................... 34,300 295
3,092
Mortgage Real Estate Investment Trusts (REITs) (1.5%):
Ares Commercial Real Estate Corp. (b) ........................................ 74,500 355
Dynex Capital, Inc. ..................................................... 42,750 523
878
Real Estate (4.5%):
City Office REIT, Inc. .................................................... 98,700 527
Global Medical REIT, Inc. ................................................ 75,000 520
NETSTREIT Corp. ..................................................... 29,900 506
NexPoint Residential Trust, Inc. ............................................ 12,500 417
Plymouth Industrial REIT, Inc. ............................................. 40,775 655
2,625
Utilities (0.7%):
Unitil Corp. ........................................................... 8,250 430
Total Common Stocks (Cost $49,975)
a
a
a
57,502
Collateral for Securities Loaned (2.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 410,606 410
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 410,606 410
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 410,606 411
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 410,606 411
Total Collateral for Securities Loaned (Cost $1,642)
a
a
a
1,642
Total Investments (Cost $51,617) — 101.8% 59,144
Liabilities in excess of other assets —  (1.8)% (1,022)
NET ASSETS - 100.00% $ 58,122
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (1.9%):
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 25,462 $ 2,661
Lionsgate Studios Corp. (a) ................................................ 182,807 1,062
Nexstar Media Group, Inc. ................................................ 11,834 2,047
5,770
Consumer Discretionary (8.3%):
Bath & Body Works, Inc. ................................................. 88,527 2,652
Brunswick Corp. ....................................................... 35,275 1,948
Caesars Entertainment, Inc. (a) .............................................. 72,946 2,071
Marriott Vacations Worldwide Corp. ......................................... 28,000 2,025
Mohawk Industries, Inc. (a) ................................................ 20,250 2,123
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 123,363 2,502
Ross Stores, Inc. ....................................................... 16,473 2,102
The Goodyear Tire & Rubber Co. (a) ......................................... 211,625 2,194
TopBuild Corp. (a) ...................................................... 9,442 3,057
Visteon Corp. (a) ........................................................ 24,768 2,311
Yum! Brands, Inc. ...................................................... 21,000 3,112
26,097
Consumer Staples (6.6%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,400 2,955
Casey's General Stores, Inc. ............................................... 5,981 3,052
Dollar Tree, Inc. (a) ...................................................... 29,850 2,956
Kenvue, Inc. .......................................................... 150,641 3,153
Performance Food Group Co. (a) ............................................ 37,984 3,322
Pilgrim's Pride Corp. .................................................... 66,691 3,000
Post Holdings, Inc. (a) .................................................... 21,703 2,366
20,804
Energy (6.7%):
Antero Resources Corp. (a) ................................................ 71,760 2,890
Baker Hughes Co. ...................................................... 75,751 2,904
Devon Energy Corp. ..................................................... 91,167 2,900
Diamondback Energy, Inc. ................................................ 21,243 2,919
Expand Energy Corp. .................................................... 22,386 2,618
Kinder Morgan, Inc. ..................................................... 123,843 3,641
Valero Energy Corp. ..................................................... 22,817 3,067
20,939
Financials (15.1%):
Annaly Capital Management, Inc. ........................................... 122,028 2,297
Arch Capital Group Ltd. .................................................. 28,796 2,622
Axis Capital Holdings Ltd. ................................................ 28,620 2,971
Brighthouse Financial, Inc. (a) .............................................. 30,957 1,664
Fifth Third Bancorp ..................................................... 88,296 3,632
First American Financial Corp. ............................................. 51,244 3,146
First Horizon Corp. ..................................................... 141,450 2,999
Flagstar Financial, Inc. ................................................... 248,000 2,629
Huntington Bancshares, Inc. ............................................... 253,000 4,240
Lincoln National Corp. ................................................... 74,600 2,581
M&T Bank Corp. ....................................................... 21,971 4,262
Nasdaq, Inc. .......................................................... 41,050 3,671
Raymond James Financial, Inc. ............................................. 27,730 4,253
State Street Corp. ....................................................... 35,350 3,759
The Hartford Insurance Group, Inc. .......................................... 22,000 2,791
47,517
Health Care (8.2%):
Agilent Technologies, Inc. ................................................. 22,600 2,667
Encompass Health Corp. .................................................. 22,965 2,816
GE HealthCare Technologies, Inc. ........................................... 36,200 2,682
Globus Medical, Inc. (a) .................................................. 35,197 2,077
Jazz Pharmaceuticals PLC (a) .............................................. 23,500 2,494
Labcorp Holdings, Inc. ................................................... 11,600 3,045

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Perrigo Co. PLC ....................................................... 85,089 $ 2,274
STERIS PLC .......................................................... 15,441 3,709
Tenet Healthcare Corp. (a) ................................................. 9,944 1,750
United Therapeutics Corp. (a) .............................................. 7,800 2,241
25,755
Industrials (18.3%):
AMETEK, Inc. ........................................................ 16,499 2,986
Builders FirstSource, Inc. (a) ............................................... 20,255 2,364
CACI International, Inc. , Class A (a) ......................................... 5,607 2,673
Delta Air Lines, Inc. ..................................................... 51,603 2,538
Dover Corp. ........................................................... 14,000 2,565
EMCOR Group, Inc. .................................................... 5,485 2,934
ITT, Inc. ............................................................. 15,013 2,354
Jacobs Solutions, Inc. .................................................... 21,640 2,845
Knight-Swift Transportation Holdings, Inc. .................................... 58,400 2,583
L3Harris Technologies, Inc. ............................................... 12,502 3,136
Oshkosh Corp. ......................................................... 28,653 3,253
Owens Corning ........................................................ 17,565 2,416
Pentair PLC ........................................................... 23,451 2,407
Regal Rexnord Corp. .................................................... 17,825 2,584
Sensata Technologies Holding PLC .......................................... 100,800 3,035
Textron, Inc. .......................................................... 37,000 2,971
The Brink's Co. ........................................................ 31,258 2,791
The Timken Co. ........................................................ 30,744 2,230
United Rentals, Inc. ..................................................... 3,049 2,297
WESCO International, Inc. ................................................ 16,502 3,056
Westinghouse Air Brake Technologies Corp. .................................... 16,674 3,491
57,509
Information Technology (10.2%):
Amdocs Ltd. .......................................................... 36,000 3,285
CDW Corp. ........................................................... 14,280 2,550
Corning, Inc. .......................................................... 60,776 3,196
Flex Ltd. (a) ........................................................... 60,000 2,995
Jabil, Inc. ............................................................ 12,637 2,756
Keysight Technologies, Inc. (a) ............................................. 20,340 3,333
MKS, Inc. ............................................................ 32,456 3,225
ON Semiconductor Corp. (a) ............................................... 54,881 2,876
Qorvo, Inc. (a) ......................................................... 35,883 3,047
TD SYNNEX Corp. ..................................................... 19,146 2,598
Zebra Technologies Corp. (a) ............................................... 7,340 2,264
32,125
Materials (6.7%):
Corteva, Inc. .......................................................... 45,264 3,373
Crown Holdings, Inc. .................................................... 27,995 2,883
International Paper Co. ................................................... 62,455 2,925
Martin Marietta Materials, Inc. ............................................. 5,590 3,069
Nucor Corp. ........................................................... 27,945 3,620
Reliance, Inc. .......................................................... 7,155 2,246
The Mosaic Co. ........................................................ 81,376 2,968
21,084
Real Estate (9.2%):
Camden Property Trust ................................................... 26,870 3,028
Essex Property Trust, Inc. ................................................. 9,420 2,670
Federal Realty Investment Trust ............................................ 31,000 2,945
Host Hotels & Resorts, Inc. ................................................ 115,694 1,777
Kilroy Realty Corp. (b) ................................................... 83,400 2,861
Realty Income Corp. .................................................... 84,728 4,881
VICI Properties, Inc. .................................................... 122,600 3,997
Weyerhaeuser Co. ...................................................... 112,200 2,882
WP Carey, Inc. ......................................................... 60,686 3,786
28,827

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Utilities (7.2%):
CenterPoint Energy, Inc. .................................................. 97,400 $ 3,579
Evergy, Inc. ........................................................... 47,181 3,252
FirstEnergy Corp. ....................................................... 79,365 3,195
National Fuel Gas Co. ................................................... 27,054 2,292
Pinnacle West Capital Corp. ............................................... 32,850 2,939
UGI Corp. ............................................................ 91,490 3,332
Xcel Energy, Inc. ....................................................... 59,844 4,075
22,664
Total Common Stocks (Cost $268,314)
a
a
a
309,091
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 49,500 49
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 49,500 49
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 49,500 50
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 49,500 50
Total Collateral for Securities Loaned (Cost $198)
a
a
a
198
Total Investments (Cost $268,512) — 98.5% 309,289
Other assets in excess of liabilities —  1.5% 4,690
NET ASSETS - 100.00% $ 313,979
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Integrity Small-Cap Value Fund
9
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.7%)
Banks (19.9%):
Ameris Bancorp ........................................................ 202,500 $ 13,102
Bank of Hawaii Corp. .................................................... 184,150 12,436
Banner Corp. .......................................................... 174,000 11,162
BOK Financial Corp. .................................................... 77,300 7,547
CVB Financial Corp. .................................................... 541,600 10,718
First Bancorp .......................................................... 217,500 9,590
First Interstate BancSystem, Inc. , Class A ...................................... 367,900 10,603
First Merchants Corp. .................................................... 295,900 11,333
Flagstar Financial, Inc. ................................................... 1,144,200 12,129
Glacier Bancorp, Inc. .................................................... 313,000 13,484
Hancock Whitney Corp. .................................................. 224,900 12,909
Independent Bank Corp. .................................................. 160,800 10,112
NBT Bancorp, Inc. ...................................................... 248,000 10,304
Northwest Bancshares, Inc. ................................................ 877,000 11,208
Prosperity Bancshares, Inc. ................................................ 125,800 8,836
SouthState Corp. ....................................................... 132,600 12,203
Valley National Bancorp .................................................. 1,409,000 12,582
Veritex Holdings, Inc. .................................................... 413,000 10,779
201,037
Capital Markets (1.7%):
Artisan Partners Asset Management, Inc. , Class A ................................ 201,200 8,919
Virtus Investment Partners, Inc. ............................................. 43,000 7,800
16,719
Communication Services (1.2%):
Lionsgate Studios Corp. (a) ................................................ 750,000 4,357
Nexstar Media Group, Inc. ................................................ 43,727 7,563
11,920
Consumer Discretionary (10.8%):
Advance Auto Parts, Inc. ................................................. 131,600 6,118
Brunswick Corp. ....................................................... 105,100 5,806
G-III Apparel Group Ltd. (a) ............................................... 250,700 5,616
Marriott Vacations Worldwide Corp. ......................................... 124,306 8,988
Newell Brands, Inc. ..................................................... 1,135,278 6,130
Penn Entertainment, Inc. (a) ................................................ 309,200 5,525
Sally Beauty Holdings, Inc. (a) .............................................. 861,500 7,977
Signet Jewelers Ltd. ..................................................... 73,900 5,879
Steven Madden Ltd. ..................................................... 265,000 6,355
Taylor Morrison Home Corp. (a) ............................................ 202,000 12,407
The Buckle, Inc. ........................................................ 147,300 6,680
The Goodyear Tire & Rubber Co. (a) ......................................... 950,686 9,859
Tri Pointe Homes, Inc. (a) ................................................. 191,200 6,109
Victoria's Secret & Co. (a) ................................................. 380,900 7,054
Visteon Corp. (a) ........................................................ 89,000 8,304
108,807
Consumer Finance (0.8%):
Bread Financial Holdings, Inc. ............................................. 138,000 7,883
Consumer Staples (2.1%):
Edgewell Personal Care Co. ............................................... 204,762 4,794
The Andersons, Inc. ..................................................... 148,000 5,439
The Chefs' Warehouse, Inc. (a) .............................................. 179,898 11,479
21,712
Energy (6.3%):
Atlas Energy Solutions, Inc. (b) ............................................. 434,566 5,810
California Resources Corp. ................................................ 204,100 9,321
Core Natural Resources, Inc. ............................................... 107,100 7,469
Gulfport Energy Corp. (a) ................................................. 40,500 8,147
Murphy Oil Corp. ...................................................... 364,300 8,197
Patterson-UTI Energy, Inc. ................................................ 862,700 5,116

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Scorpio Tankers, Inc. .................................................... 186,100 $ 7,282
Talos Energy, Inc. (a) ..................................................... 656,000 5,563
Uranium Energy Corp. (a) ................................................. 1,061,700 7,220
64,125
Financial Services (1.3%):
Essent Group Ltd. ...................................................... 216,300 13,136
Health Care (6.1%):
Brookdale Senior Living, Inc. (a) ............................................ 788,600 5,489
Collegium Pharmaceutical, Inc. (a) ........................................... 158,000 4,672
Envista Holdings Corp. (a) ................................................. 385,845 7,539
ICU Medical, Inc. (a) .................................................... 53,200 7,030
LivaNova PLC (a) ....................................................... 189,000 8,509
Perrigo Co. PLC ....................................................... 209,937 5,609
Prestige Consumer Healthcare, Inc. (a) ........................................ 108,600 8,672
Supernus Pharmaceuticals, Inc. (a) ........................................... 234,000 7,376
Surgery Partners, Inc. (a) .................................................. 320,299 7,120
62,016
Industrials (14.4%):
ArcBest Corp. ......................................................... 83,300 6,415
BlueLinx Holdings, Inc. (a) ................................................ 71,773 5,338
Fluor Corp. (a) ......................................................... 118,600 6,081
Hub Group, Inc. , Class A ................................................. 209,600 7,007
Korn Ferry ........................................................... 139,500 10,230
Resideo Technologies, Inc. (a) .............................................. 225,800 4,981
Ryder System, Inc. ...................................................... 58,300 9,270
Science Applications International Corp. ...................................... 68,800 7,748
Sensata Technologies Holding PLC .......................................... 268,000 8,069
SkyWest, Inc. (a) ........................................................ 100,900 10,390
Steelcase, Inc. , Class A ................................................... 579,330 6,042
Terex Corp. ........................................................... 198,500 9,268
The Brink's Co. ........................................................ 114,592 10,232
The Greenbrier Cos., Inc. ................................................. 155,500 7,161
The Manitowoc Co., Inc. (a) ............................................... 247,000 2,969
The Timken Co. ........................................................ 87,200 6,326
Titan International, Inc. (a) ................................................. 588,979 6,049
UFP Industries, Inc. ..................................................... 90,300 8,972
V2X, Inc. (a) .......................................................... 129,500 6,287
Valmont Industries, Inc. .................................................. 20,100 6,564
145,399
Information Technology (7.7%):
Belden, Inc. ........................................................... 75,900 8,789
Extreme Networks, Inc. (a) ................................................ 503,500 9,038
Knowles Corp. (a) ....................................................... 463,000 8,158
Kulicke & Soffa Industries, Inc. ............................................. 169,500 5,865
MaxLinear, Inc. (a) ...................................................... 397,000 5,641
Plexus Corp. (a) ........................................................ 56,200 7,605
Sanmina Corp. (a) ....................................................... 81,640 7,987
Synaptics, Inc. (a) ....................................................... 154,032 9,984
TTM Technologies, Inc. (a) ................................................ 232,900 9,507
Veeco Instruments, Inc. (a) ................................................. 256,980 5,222
77,796
Insurance (3.3%):
Brighthouse Financial, Inc. (a) .............................................. 175,000 9,410
CNO Financial Group, Inc. ................................................ 240,438 9,276
Kemper Corp. ......................................................... 99,381 6,414
Stewart Information Services Corp. .......................................... 133,500 8,691
33,791
Materials (4.1%):
Avient Corp. .......................................................... 193,600 6,255
Commercial Metals Co. .................................................. 190,000 9,293

Victory Portfolios
Victory Integrity Small-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ingevity Corp. (a) ....................................................... 166,525 $ 7,176
Minerals Technologies, Inc. ................................................ 109,397 6,024
Ryerson Holding Corp. ................................................... 243,600 5,254
Sealed Air Corp. ....................................................... 248,300 7,705
41,707
Mortgage Real Estate Investment Trusts (REITs) (2.2%):
AGNC Investment Corp. (b) ............................................... 807,000 7,417
Dynex Capital, Inc. (b) ................................................... 600,000 7,332
Ladder Capital Corp. .................................................... 729,700 7,844
22,593
Real Estate (11.4%):
Broadstone Net Lease, Inc. ................................................ 632,000 10,144
CareTrust REIT, Inc. .................................................... 322,122 9,857
Curbline Properties Corp. ................................................. 428,500 9,783
Cushman & Wakefield PLC (a) ............................................. 928,000 10,273
DiamondRock Hospitality Co. .............................................. 834,000 6,388
Douglas Emmett, Inc. .................................................... 644,000 9,686
Easterly Government Properties, Inc. ......................................... 288,000 6,394
Essential Properties Realty Trust, Inc. ........................................ 302,500 9,653
LXP Industrial Trust ..................................................... 1,061,000 8,764
Sabra Health Care REIT, Inc. .............................................. 460,300 8,488
Sila Realty Trust, Inc. .................................................... 283,500 6,710
STAG Industrial, Inc. .................................................... 190,000 6,893
Summit Hotel Properties, Inc. .............................................. 984,000 5,008
Veris Residential, Inc. .................................................... 496,000 7,385
115,426
Utilities (4.4%):
National Fuel Gas Co. ................................................... 75,200 6,370
Northwestern Energy Group, Inc. ........................................... 180,400 9,254
ONE Gas, Inc. ......................................................... 131,700 9,464
Portland General Electric Co. .............................................. 220,000 8,939
Spire, Inc. ............................................................ 136,300 9,949
43,976
Total Common Stocks (Cost $954,849)
a
a
a
988,043
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Value ETF ............................................ 69,000 10,885
Total Exchange-Traded Funds (Cost $11,598)
a
a
a
10,885
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 3,047,863 3,047
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 3,047,863 3,048
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 3,047,863 3,048
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 3,047,863 3,048
Total Collateral for Securities Loaned (Cost $12,191)
a
a
a
12,191
Total Investments (Cost $978,638) — 100.0% 1,011,119
Liabilities in excess of other assets —  (0.0)%(d) (243)
NET ASSETS - 100.00% $ 1,010,876
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
(d) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
12
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Communication Services (2.2%):
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 28,389 $ 2,967
Lionsgate Studios Corp. (a) ................................................ 222,814 1,294
Nexstar Media Group, Inc. ................................................ 14,956 2,587
6,848
Consumer Discretionary (11.2%):
ADT, Inc. ............................................................ 354,750 3,005
Bath & Body Works, Inc. ................................................. 94,354 2,827
Brunswick Corp. ....................................................... 34,057 1,881
Caesars Entertainment, Inc. (a) .............................................. 84,416 2,397
Marriott Vacations Worldwide Corp. ......................................... 38,202 2,762
Mohawk Industries, Inc. (a) ................................................ 22,892 2,400
Newell Brands, Inc. ..................................................... 367,749 1,986
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 129,136 2,619
Sally Beauty Holdings, Inc. (a) .............................................. 286,277 2,651
Steven Madden Ltd. ..................................................... 82,100 1,969
The Goodyear Tire & Rubber Co. (a) ......................................... 280,865 2,912
TopBuild Corp. (a) ...................................................... 10,137 3,282
Victoria's Secret & Co. (a) ................................................. 111,447 2,064
Visteon Corp. (a) ........................................................ 25,181 2,349
35,104
Consumer Staples (4.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,720 2,989
Casey's General Stores, Inc. ............................................... 6,761 3,450
Dollar Tree, Inc. (a) ...................................................... 30,400 3,011
Performance Food Group Co. (a) ............................................ 40,600 3,551
Post Holdings, Inc. (a) .................................................... 21,636 2,359
15,360
Energy (4.6%):
Antero Resources Corp. (a) ................................................ 74,550 3,003
Cactus, Inc. , Class A ..................................................... 35,680 1,560
Core Natural Resources, Inc. ............................................... 24,893 1,736
Murphy Oil Corp. ...................................................... 98,080 2,207
Permian Resources Corp. ................................................. 154,943 2,110
Scorpio Tankers, Inc. .................................................... 58,144 2,275
Uranium Energy Corp. (a) ................................................. 236,700 1,610
14,501
Financials (19.8%):
AGNC Investment Corp. (b) ............................................... 332,239 3,053
American Financial Group, Inc. ............................................. 17,642 2,227
Annaly Capital Management, Inc. ........................................... 170,668 3,212
Artisan Partners Asset Management, Inc. , Class A ................................ 63,275 2,805
Assurant, Inc. ......................................................... 12,459 2,461
Bread Financial Holdings, Inc. (b) ........................................... 44,000 2,513
Brighthouse Financial, Inc. (a) .............................................. 52,347 2,815
Essent Group Ltd. ...................................................... 50,200 3,049
First American Financial Corp. ............................................. 47,740 2,931
First Horizon Corp. ..................................................... 165,000 3,498
First Interstate BancSystem, Inc. , Class A ...................................... 95,000 2,738
Flagstar Financial, Inc. ................................................... 307,000 3,254
Glacier Bancorp, Inc. .................................................... 72,500 3,123
Independent Bank Corp. .................................................. 42,368 2,664
Lincoln National Corp. ................................................... 68,674 2,376
Prosperity Bancshares, Inc. ................................................ 47,328 3,324
SouthState Corp. ....................................................... 34,813 3,204
Unum Group .......................................................... 42,100 3,400
Valley National Bancorp .................................................. 349,644 3,122
Veritex Holdings, Inc. .................................................... 108,200 2,824
Western Alliance Bancorp ................................................. 40,600 3,166
61,759

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care (7.1%):
Encompass Health Corp. .................................................. 22,715 $ 2,785
Envista Holdings Corp. (a) ................................................. 115,617 2,259
Globus Medical, Inc. (a) .................................................. 36,412 2,149
Jazz Pharmaceuticals PLC (a) .............................................. 23,471 2,491
LivaNova PLC (a) ....................................................... 55,055 2,479
Perrigo Co. PLC ....................................................... 81,600 2,180
Prestige Consumer Healthcare, Inc. (a) ........................................ 31,497 2,515
Tenet Healthcare Corp. (a) ................................................. 15,521 2,732
United Therapeutics Corp. (a) .............................................. 9,088 2,611
22,201
Industrials (19.7%):
Builders FirstSource, Inc. (a) ............................................... 22,132 2,583
C.H. Robinson Worldwide, Inc. ............................................. 28,935 2,776
CACI International, Inc. , Class A (a) ......................................... 5,585 2,662
EMCOR Group, Inc. .................................................... 4,656 2,491
ITT, Inc. ............................................................. 20,540 3,221
Jacobs Solutions, Inc. .................................................... 18,664 2,453
Kirby Corp. (a) ......................................................... 25,627 2,906
Knight-Swift Transportation Holdings, Inc. .................................... 52,150 2,307
Korn Ferry ........................................................... 40,285 2,954
Oshkosh Corp. ......................................................... 28,967 3,289
Owens Corning ........................................................ 22,375 3,077
Pentair PLC ........................................................... 34,868 3,580
Ryder System, Inc. ...................................................... 16,080 2,557
Sensata Technologies Holding PLC .......................................... 108,000 3,252
SkyWest, Inc. (a) ........................................................ 28,449 2,929
Terex Corp. ........................................................... 59,701 2,787
Textron, Inc. .......................................................... 50,300 4,039
The Brink's Co. ........................................................ 34,078 3,043
The Timken Co. ........................................................ 34,868 2,530
Valmont Industries, Inc. .................................................. 8,816 2,879
WESCO International, Inc. ................................................ 17,324 3,208
61,523
Information Technology (8.5%):
Amdocs Ltd. .......................................................... 42,595 3,886
Belden, Inc. ........................................................... 23,059 2,670
Flex Ltd. (a) ........................................................... 73,833 3,686
Jabil, Inc. ............................................................ 15,914 3,471
MKS, Inc. ............................................................ 32,500 3,229
Qorvo, Inc. (a) ......................................................... 41,060 3,487
Synaptics, Inc. (a) ....................................................... 44,492 2,884
TD SYNNEX Corp. ..................................................... 22,903 3,108
26,421
Materials (7.0%):
Avient Corp. .......................................................... 54,183 1,751
Axalta Coating Systems Ltd. (a) ............................................. 85,769 2,546
Commercial Metals Co. .................................................. 61,429 3,005
Crown Holdings, Inc. .................................................... 32,664 3,364
Ingevity Corp. (a) ....................................................... 52,390 2,257
Reliance, Inc. .......................................................... 8,445 2,651
Sealed Air Corp. ....................................................... 89,887 2,789
The Mosaic Co. ........................................................ 94,467 3,446
21,809
Real Estate (9.9%):
Camden Property Trust ................................................... 35,544 4,006
Cushman & Wakefield PLC (a) ............................................. 287,000 3,177
Federal Realty Investment Trust ............................................ 37,485 3,561
First Industrial Realty Trust, Inc. ............................................ 75,508 3,634
Gaming and Leisure Properties, Inc. ......................................... 87,990 4,107
Highwoods Properties, Inc. ................................................ 98,500 3,062

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Host Hotels & Resorts, Inc. ................................................ 142,243 $ 2,185
Kilroy Realty Corp. (b) ................................................... 90,934 3,120
WP Carey, Inc. ......................................................... 64,000 3,992
30,844
Utilities (3.7%):
Evergy, Inc. ........................................................... 41,400 2,854
National Fuel Gas Co. ................................................... 31,522 2,670
Pinnacle West Capital Corp. ............................................... 28,900 2,586
UGI Corp. ............................................................ 98,470 3,586
11,696
Total Common Stocks (Cost $279,979)
a
a
a
308,066
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 932,735 932
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 932,735 933
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 932,735 933
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 932,735 933
Total Collateral for Securities Loaned (Cost $3,731)
a
a
a
3,731
Total Investments (Cost $283,710) — 99.8% 311,797
Other assets in excess of liabilities —  0.2% 560
NET ASSETS - 100.00% $ 312,357
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Munder Multi-Cap Fund
15
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (11.0%):
Alphabet, Inc. , Class A ................................................... 108,160 $ 19,061
Charter Communications, Inc. , Class A (a) ..................................... 11,700 4,783
Meta Platforms, Inc. , Class A .............................................. 22,500 16,607
Netflix, Inc. (a) ......................................................... 2,900 3,884
Tencent Music Entertainment Group , ADR ..................................... 156,200 3,044
The Walt Disney Co. .................................................... 57,400 7,118
54,497
Consumer Discretionary (12.3%):
Amazon.com, Inc. (a) .................................................... 82,100 18,012
eBay, Inc. ............................................................ 90,500 6,739
Expedia Group, Inc. ..................................................... 26,500 4,470
JD.com, Inc. , ADR ...................................................... 96,200 3,140
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 147,200 2,985
Ralph Lauren Corp. ..................................................... 18,400 5,047
Royal Caribbean Cruises Ltd. .............................................. 26,000 8,142
Tesla, Inc. (a) .......................................................... 13,000 4,130
Texas Roadhouse, Inc. ................................................... 23,800 4,460
Urban Outfitters, Inc. (a) .................................................. 51,800 3,757
60,882
Consumer Staples (2.8%):
Casey's General Stores, Inc. ............................................... 9,900 5,051
Ingredion, Inc. ......................................................... 45,500 6,171
Performance Food Group Co. (a) ............................................ 33,700 2,948
14,170
Electronic Equipment, Instruments & Components (4.6%):
Amphenol Corp. , Class A ................................................. 73,000 7,209
Fabrinet (a) ............................................................ 23,300 6,866
Jabil, Inc. ............................................................ 41,100 8,964
23,039
Energy (2.6%):
Archrock, Inc. ......................................................... 104,600 2,597
Baker Hughes Co. ...................................................... 76,800 2,944
Diamondback Energy, Inc. ................................................ 18,200 2,501
EOG Resources, Inc. .................................................... 21,400 2,560
ONEOK, Inc. .......................................................... 27,400 2,237
12,839
Financials (14.2%):
Affiliated Managers Group, Inc. ............................................ 24,300 4,782
Ameriprise Financial, Inc. ................................................. 8,600 4,590
BGC Group, Inc. , Class A ................................................. 649,500 6,644
Corebridge Financial, Inc. ................................................. 157,100 5,577
FirstCash Holdings, Inc. .................................................. 22,100 2,987
Interactive Brokers Group, Inc. ............................................. 155,200 8,600
JPMorgan Chase & Co. .................................................. 29,700 8,610
Raymond James Financial, Inc. ............................................. 30,900 4,739
The Bancorp, Inc. (a) ..................................................... 38,800 2,210
The Goldman Sachs Group, Inc. ............................................ 4,700 3,326
Visa, Inc. , Class A ...................................................... 31,700 11,255
W.R. Berkley Corp. ..................................................... 95,000 6,980
70,300
Health Care (12.9%):
AstraZeneca PLC , ADR .................................................. 67,000 4,682
Cencora, Inc. .......................................................... 21,800 6,537
Eli Lilly & Co. ......................................................... 12,500 9,744
Halozyme Therapeutics, Inc. (a) ............................................. 100,900 5,249
HCA Healthcare, Inc. .................................................... 16,700 6,398
McKesson Corp. ....................................................... 9,300 6,815
Novartis AG , ADR ...................................................... 42,500 5,143

Victory Portfolios
Victory Munder Multi-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
ResMed, Inc. .......................................................... 11,800 $ 3,044
The Ensign Group, Inc. ................................................... 32,200 4,967
Universal Health Services, Inc. , Class B ....................................... 33,400 6,051
Vertex Pharmaceuticals, Inc. (a) ............................................. 12,000 5,342
63,972
Industrials (8.0%):
Comfort Systems USA, Inc. ............................................... 10,000 5,362
EMCOR Group, Inc. .................................................... 10,100 5,403
ExlService Holdings, Inc. (a) ............................................... 61,000 2,671
Federal Signal Corp. ..................................................... 66,600 7,088
Kirby Corp. (a) ......................................................... 50,200 5,693
Quanta Services, Inc. .................................................... 18,200 6,881
Trane Technologies PLC .................................................. 15,300 6,692
39,790
Materials (2.3%):
Avery Dennison Corp. ................................................... 15,000 2,632
Linde PLC ............................................................ 8,500 3,988
Royal Gold, Inc. ........................................................ 26,100 4,642
11,262
Real Estate (1.4%):
CBRE Group, Inc. , Class A (a) .............................................. 20,000 2,802
Simon Property Group, Inc. ............................................... 13,400 2,154
VICI Properties, Inc. .................................................... 66,800 2,178
7,134
Semiconductors & Semiconductor Equipment (11.2%):
Broadcom, Inc. ........................................................ 56,900 15,684
KLA Corp. ........................................................... 8,500 7,614
NVIDIA Corp. ......................................................... 172,500 27,253
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 23,400 5,300
55,851
Software (10.0%):
Adobe, Inc. (a) ......................................................... 5,600 2,166
Autodesk, Inc. (a) ....................................................... 16,200 5,015
Corpay, Inc. (a) ......................................................... 10,900 3,617
Gen Digital, Inc. ....................................................... 99,700 2,931
Microsoft Corp. ........................................................ 66,060 32,859
Oracle Corp. .......................................................... 14,100 3,083
49,671
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 124,180 25,478
Total Common Stocks (Cost $319,408)
a
a
a
488,885
Exchange-Traded Funds (1.2%)
iShares Russell 3000 ETF ................................................. 16,900 5,932
Total Exchange-Traded Funds (Cost $5,283)
a
a
a
5,932
Total Investments (Cost $324,691) — 99.6% 494,817
Other assets in excess of liabilities —  0.4% 1,909
NET ASSETS - 100.00% $ 496,726
At June 30, 2025, the Fund's investments in foreign securities were 7.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory S&P 500 Index Fund
17
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (9.8%):
Alphabet, Inc., Class A ................................................... 29,357 $ 5,174
Alphabet, Inc., Class C ................................................... 23,681 4,201
AT&T, Inc. ........................................................... 36,296 1,050
Charter Communications, Inc., Class A(a) ..................................... 481 197
Comcast Corp., Class A .................................................. 18,786 670
Electronic Arts, Inc. ..................................................... 1,151 184
Fox Corp., Class A ...................................................... 1,079 60
Fox Corp., Class B ...................................................... 665 34
Live Nation Entertainment, Inc.(a) ........................................... 795 120
Match Group, Inc. ...................................................... 1,236 38
Meta Platforms, Inc., Class A .............................................. 10,951 8,083
Netflix, Inc.(a) ......................................................... 2,146 2,874
News Corp., Class A ..................................................... 1,902 57
News Corp., Class B .................................................... 562 19
Omnicom Group, Inc. .................................................... 984 71
Paramount Global, Class B ................................................ 3,035 39
Ralliant Corp.(a) ....................................................... 571 28
Take-Two Interactive Software, Inc.(a) ........................................ 854 207
The Interpublic Group of Cos., Inc. .......................................... 1,865 46
The Walt Disney Co. .................................................... 9,068 1,125
TKO Group Holdings, Inc. ................................................ 338 61
T-Mobile US, Inc. ...................................................... 2,405 573
Verizon Communications, Inc. .............................................. 21,266 920
Warner Bros Discovery, Inc.(a) ............................................. 11,356 130
25,961
Communications Equipment (0.9%):
Arista Networks, Inc.(a) .................................................. 5,194 531
Cisco Systems, Inc. ..................................................... 20,067 1,392
F5, Inc.(a) ............................................................ 289 85
Juniper Networks, Inc. ................................................... 1,670 67
Motorola Solutions, Inc. .................................................. 841 354
2,429
Consumer Discretionary (10.3%):
Airbnb, Inc., Class A(a) .................................................. 2,177 288
Amazon.com, Inc.(a) .................................................... 47,661 10,456
Aptiv PLC(a) .......................................................... 1,098 75
AutoZone, Inc.(a) ....................................................... 84 312
Best Buy Co., Inc. ...................................................... 971 65
Booking Holdings, Inc. ................................................... 164 949
Caesars Entertainment, Inc.(a) .............................................. 1,049 30
CarMax, Inc.(a) ........................................................ 768 52
Carnival Corp.(a) ....................................................... 5,296 149
Chipotle Mexican Grill, Inc.(a) ............................................. 6,796 382
D.R. Horton, Inc. ....................................................... 1,394 180
Darden Restaurants, Inc. .................................................. 590 129
Deckers Outdoor Corp.(a) ................................................. 765 79
Domino's Pizza, Inc. ..................................................... 172 78
DoorDash, Inc., Class A(a) ................................................ 1,729 426
eBay, Inc. ............................................................ 2,325 173
Expedia Group, Inc. ..................................................... 613 103
Ford Motor Co. ........................................................ 19,701 214
Garmin Ltd. ........................................................... 776 162
General Motors Co. ..................................................... 4,849 239
Genuine Parts Co. ...................................................... 700 85
Hasbro, Inc. ........................................................... 664 49
Hilton Worldwide Holdings, Inc. ............................................ 1,199 319
Las Vegas Sands Corp. ................................................... 1,710 74
Lennar Corp., Class A .................................................... 1,171 130
LKQ Corp. ........................................................... 1,302 48
Lowe's Cos., Inc. ....................................................... 2,823 626

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lululemon Athletica, Inc.(a) ............................................... 557 $ 132
Marriott International, Inc., Class A .......................................... 1,146 313
McDonald's Corp. ...................................................... 3,606 1,054
MGM Resorts International(a) .............................................. 1,043 36
Mohawk Industries, Inc.(a) ................................................ 261 27
NIKE, Inc., Class B ..................................................... 5,942 422
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,253 46
NVR, Inc.(a) .......................................................... 14 103
O'Reilly Automotive, Inc.(a) ............................................... 4,312 389
Pool Corp. ............................................................ 189 55
PulteGroup, Inc. ........................................................ 1,011 107
Ralph Lauren Corp. ..................................................... 201 55
Ross Stores, Inc. ....................................................... 1,658 212
Royal Caribbean Cruises Ltd. .............................................. 1,260 395
Starbucks Corp. ........................................................ 5,732 525
Tapestry, Inc. .......................................................... 1,047 92
Tesla, Inc.(a) .......................................................... 14,135 4,490
The Home Depot, Inc. ................................................... 5,013 1,838
The TJX Cos., Inc. ...................................................... 5,631 695
Tractor Supply Co. ...................................................... 2,674 141
Ulta Beauty, Inc.(a) ..................................................... 227 106
Williams-Sonoma, Inc. ................................................... 620 101
Wynn Resorts Ltd. ...................................................... 443 41
Yum! Brands, Inc. ...................................................... 1,402 208
27,455
Consumer Staples (5.5%):
Altria Group, Inc. ....................................................... 8,496 498
Archer-Daniels-Midland Co. ............................................... 2,423 128
Brown-Forman Corp., Class B ............................................. 918 25
Bunge Global SA ....................................................... 677 54
Church & Dwight Co., Inc. ................................................ 1,242 119
Colgate-Palmolive Co. ................................................... 4,088 372
Conagra Brands, Inc. .................................................... 2,407 49
Constellation Brands, Inc., Class A .......................................... 772 126
Costco Wholesale Corp. .................................................. 2,238 2,215
Dollar General Corp. .................................................... 1,109 127
Dollar Tree, Inc.(a) ...................................................... 996 99
General Mills, Inc. ...................................................... 2,762 143
Hormel Foods Corp. ..................................................... 1,470 44
Kellanova ............................................................ 1,356 108
Kenvue, Inc. .......................................................... 9,684 203
Keurig Dr. Pepper, Inc. ................................................... 6,851 226
Kimberly-Clark Corp. .................................................... 1,673 216
Lamb Weston Holdings, Inc. ............................................... 711 37
McCormick & Co., Inc. .................................................. 1,274 97
Molson Coors Beverage Co., Class B ......................................... 864 41
Mondelez International, Inc., Class A ......................................... 6,531 440
Monster Beverage Corp.(a) ................................................ 3,541 222
PepsiCo, Inc. .......................................................... 6,916 913
Philip Morris International, Inc. ............................................. 7,851 1,430
Sysco Corp. ........................................................... 2,445 185
Target Corp. .......................................................... 2,291 226
The Campbell's Company ................................................. 992 30
The Clorox Co. ........................................................ 621 75
The Coca-Cola Co. ...................................................... 19,539 1,382
The Estee Lauder Cos., Inc. ............................................... 1,181 95
The Hershey Co. ....................................................... 746 124
The J.M. Smucker Co. ................................................... 536 53
The Kraft Heinz Co. ..................................................... 4,358 112
The Kroger Co. ........................................................ 3,090 222
The Procter & Gamble Co. ................................................ 11,826 1,884
Tyson Foods, Inc., Class A ................................................ 1,443 81
Walgreens Boots Alliance, Inc. ............................................. 3,620 42

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Walmart, Inc. .......................................................... 21,793 $ 2,131
14,574
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 6,101 603
CDW Corp. ........................................................... 664 119
Corning, Inc. .......................................................... 3,888 204
Jabil, Inc. ............................................................ 541 118
Keysight Technologies, Inc.(a) ............................................. 871 143
TE Connectivity PLC .................................................... 1,495 252
Teledyne Technologies, Inc.(a) ............................................. 236 121
Trimble, Inc.(a) ........................................................ 1,203 91
Zebra Technologies Corp.(a) ............................................... 256 79
1,730
Energy (3.0%):
APA Corp. ............................................................ 1,820 33
Baker Hughes Co. ...................................................... 4,997 192
Chevron Corp. ......................................................... 8,192 1,173
ConocoPhillips Co. ..................................................... 6,367 571
Coterra Energy, Inc. ..................................................... 3,850 98
Devon Energy Corp. ..................................................... 3,238 103
Diamondback Energy, Inc. ................................................ 943 130
EOG Resources, Inc. .................................................... 2,753 329
EQT Corp. ............................................................ 3,019 176
Expand Energy Corp. .................................................... 1,092 128
Exxon Mobil Corp. ..................................................... 21,740 2,344
Halliburton Co. ........................................................ 4,336 88
Hess Corp. ............................................................ 1,398 194
Kinder Morgan, Inc. ..................................................... 9,751 287
Marathon Petroleum Corp. ................................................ 1,549 257
Occidental Petroleum Corp. ............................................... 3,574 150
ONEOK, Inc. .......................................................... 3,150 257
Phillips 66 Co. ......................................................... 2,055 245
Schlumberger NV ...................................................... 6,861 232
Targa Resources Corp. ................................................... 1,094 190
Texas Pacific Land Corp. ................................................. 95 100
The Williams Cos., Inc. .................................................. 6,159 387
Valero Energy Corp. ..................................................... 1,579 212
7,876
Financials (13.9%):
Aflac, Inc. ............................................................ 2,454 259
American Express Co. ................................................... 2,791 890
American International Group, Inc. .......................................... 2,907 249
Ameriprise Financial, Inc. ................................................. 480 256
Aon PLC, Class A ...................................................... 1,089 389
Apollo Global Management, Inc. ............................................ 2,277 323
Arch Capital Group Ltd. .................................................. 1,882 171
Arthur J. Gallagher & Co. ................................................. 1,291 413
Assurant, Inc. ......................................................... 255 50
Bank of America Corp. ................................................... 33,053 1,564
Berkshire Hathaway, Inc., Class B(a) ......................................... 9,249 4,493
Blackrock, Inc. ........................................................ 734 770
Blackstone, Inc. ........................................................ 3,680 550
Brown & Brown, Inc. .................................................... 1,199 133
Capital One Financial Corp. ............................................... 3,226 686
Cboe Global Markets, Inc. ................................................ 528 123
Chubb Ltd. ........................................................... 1,879 544
Cincinnati Financial Corp. ................................................ 788 117
Citigroup, Inc. ......................................................... 9,421 802
Citizens Financial Group, Inc. .............................................. 2,187 98
CME Group, Inc. ....................................................... 1,817 501
Coinbase Global, Inc., Class A(a) ........................................... 1,066 374
Erie Indemnity Co., Class A ............................................... 125 43

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Everest Group Ltd. ...................................................... 214 $ 73
FactSet Research Systems, Inc. ............................................. 191 85
Fidelity National Information Services, Inc. .................................... 2,650 216
Fifth Third Bancorp ..................................................... 3,367 139
Fiserv, Inc.(a) .......................................................... 2,796 482
Franklin Resources, Inc. .................................................. 1,564 37
Global Payments, Inc. .................................................... 1,230 98
Globe Life, Inc. ........................................................ 416 52
Huntington Bancshares, Inc. ............................................... 7,348 123
Intercontinental Exchange, Inc. ............................................. 2,893 531
Invesco Ltd. ........................................................... 2,257 36
Jack Henry & Associates, Inc. .............................................. 367 66
JPMorgan Chase & Co. .................................................. 14,018 4,064
KeyCorp ............................................................. 4,975 87
KKR & Co., Inc. ....................................................... 3,414 454
Loews Corp. .......................................................... 877 80
M&T Bank Corp. ....................................................... 809 157
MarketAxess Holdings, Inc. ............................................... 189 42
Marsh & McLennan Cos., Inc. ............................................. 2,485 543
Mastercard, Inc., Class A ................................................. 4,091 2,299
MetLife, Inc. .......................................................... 2,844 229
Moody's Corp. ......................................................... 780 391
Morgan Stanley ........................................................ 6,231 878
MSCI, Inc. ........................................................... 390 225
Nasdaq, Inc. .......................................................... 2,085 186
Northern Trust Corp. .................................................... 981 124
PayPal Holdings, Inc.(a) .................................................. 4,905 365
Principal Financial Group, Inc. ............................................. 1,040 83
Prudential Financial, Inc. ................................................. 1,785 192
Raymond James Financial, Inc. ............................................. 915 140
Regions Financial Corp. .................................................. 4,534 107
S&P Global, Inc. ....................................................... 1,583 835
State Street Corp. ....................................................... 1,438 153
Synchrony Financial ..................................................... 1,920 128
T. Rowe Price Group, Inc. ................................................. 1,111 107
The Allstate Corp. ...................................................... 1,335 269
The Bank of New York Mellon Corp. ......................................... 3,608 329
The Charles Schwab Corp. ................................................ 8,615 786
The Goldman Sachs Group, Inc. ............................................ 1,547 1,095
The Hartford Insurance Group, Inc. .......................................... 1,433 182
The PNC Financial Services Group, Inc. ...................................... 1,995 372
The Progressive Corp. ................................................... 2,957 789
The Travelers Cos., Inc. .................................................. 1,142 306
Truist Financial Corp. .................................................... 6,605 284
U.S. Bancorp .......................................................... 7,859 356
Visa, Inc., Class A ...................................................... 8,630 3,064
W.R. Berkley Corp. ..................................................... 1,511 111
Wells Fargo & Co. ...................................................... 16,415 1,315
Willis Towers Watson PLC ................................................ 500 153
37,016
Health Care (9.3%):
Abbott Laboratories ..................................................... 8,776 1,194
AbbVie, Inc. .......................................................... 8,910 1,654
Agilent Technologies, Inc. ................................................. 1,438 170
Align Technology, Inc.(a) ................................................. 343 65
Amgen, Inc. ........................................................... 2,712 757
Baxter International, Inc. ................................................. 2,588 78
Becton Dickinson & Co. .................................................. 1,445 249
Biogen, Inc.(a) ......................................................... 739 93
Bio-Techne Corp. ....................................................... 790 41
Boston Scientific Corp.(a) ................................................. 7,462 801
Bristol-Myers Squibb Co. ................................................. 10,265 475
Cardinal Health, Inc. .................................................... 1,203 202

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cencora, Inc. .......................................................... 870 $ 261
Centene Corp.(a) ....................................................... 2,510 136
Charles River Laboratories International, Inc.(a) ................................. 247 37
CVS Health Corp. ...................................................... 6,381 440
Danaher Corp. ......................................................... 3,212 635
DaVita, Inc.(a) ......................................................... 209 30
Dexcom, Inc.(a) ........................................................ 1,977 173
Edwards Lifesciences Corp.(a) ............................................. 2,958 231
Elevance Health, Inc. .................................................... 1,139 443
Eli Lilly & Co. ......................................................... 3,967 3,092
GE HealthCare Technologies, Inc. ........................................... 2,309 171
Gilead Sciences, Inc. .................................................... 6,274 696
HCA Healthcare, Inc. .................................................... 873 334
Henry Schein, Inc.(a) .................................................... 613 45
Hologic, Inc.(a) ........................................................ 1,124 73
Humana, Inc. .......................................................... 608 149
IDEXX Laboratories, Inc.(a) ............................................... 405 217
Incyte Corp.(a) ......................................................... 810 55
Insulet Corp.(a) ........................................................ 354 111
Intuitive Surgical, Inc.(a) ................................................. 1,807 982
IQVIA Holdings, Inc.(a) .................................................. 829 131
Johnson & Johnson ..................................................... 12,136 1,854
Labcorp Holdings, Inc. ................................................... 422 111
McKesson Corp. ....................................................... 631 462
Medtronic PLC ........................................................ 6,469 564
Merck & Co., Inc. ...................................................... 12,666 1,003
Mettler-Toledo International, Inc.(a) ......................................... 104 122
Moderna, Inc.(a) ....................................................... 1,716 47
Molina Healthcare, Inc.(a) ................................................ 273 81
Pfizer, Inc. ............................................................ 28,678 695
Quest Diagnostics, Inc. ................................................... 563 101
Regeneron Pharmaceuticals, Inc. ............................................ 523 275
ResMed, Inc. .......................................................... 739 191
Revvity, Inc. .......................................................... 594 57
Solventum Corp.(a) ..................................................... 698 53
STERIS PLC .......................................................... 495 119
Stryker Corp. .......................................................... 1,734 686
The Cigna Group ....................................................... 1,347 445
The Cooper Cos., Inc.(a) .................................................. 1,008 72
Thermo Fisher Scientific, Inc. .............................................. 1,904 772
UnitedHealth Group, Inc. ................................................. 4,575 1,427
Universal Health Services, Inc., Class B ....................................... 288 52
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,295 577
Viatris, Inc. ........................................................... 5,920 53
Waters Corp.(a) ........................................................ 300 105
West Pharmaceutical Services, Inc. .......................................... 362 79
Zimmer Biomet Holdings, Inc. ............................................. 998 91
Zoetis, Inc. ........................................................... 2,245 350
24,665
Industrials (8.5%):
3M Co. .............................................................. 2,714 413
A.O. Smith Corp. ....................................................... 586 38
Allegion PLC ......................................................... 434 63
AMETEK, Inc. ........................................................ 1,164 211
Automatic Data Processing, Inc. ............................................ 2,047 631
Axon Enterprise, Inc.(a) .................................................. 373 309
Broadridge Financial Solutions, Inc. ......................................... 592 144
Builders FirstSource, Inc.(a) ............................................... 557 65
C.H. Robinson Worldwide, Inc. ............................................. 598 57
Carrier Global Corp. ..................................................... 4,021 294
Caterpillar, Inc. ........................................................ 2,372 921
Cintas Corp. .......................................................... 1,731 386
Copart, Inc.(a) ......................................................... 4,434 218

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
CSX Corp. ............................................................ 9,475 $ 309
Cummins, Inc. ......................................................... 694 227
Dayforce, Inc.(a) ....................................................... 806 45
Deere & Co. .......................................................... 1,273 647
Delta Air Lines, Inc. ..................................................... 3,293 162
Dover Corp. ........................................................... 691 127
Eaton Corp. PLC ....................................................... 1,973 704
Emerson Electric Co. .................................................... 2,837 378
Equifax, Inc. .......................................................... 626 162
Expeditors International of Washington, Inc. .................................... 690 79
Fastenal Co. ........................................................... 5,787 243
FedEx Corp. .......................................................... 1,111 253
Fortive Corp. .......................................................... 1,714 89
GE Vernova, Inc. ....................................................... 1,376 728
Generac Holdings, Inc.(a) ................................................. 298 43
General Dynamics Corp. .................................................. 1,270 370
General Electric Co. ..................................................... 5,379 1,384
Honeywell International, Inc. .............................................. 3,241 755
Howmet Aerospace, Inc. .................................................. 2,036 379
Hubbell, Inc. .......................................................... 269 110
Huntington Ingalls Industries, Inc. ........................................... 197 48
IDEX Corp. ........................................................... 381 67
Illinois Tool Works, Inc. .................................................. 1,344 332
Ingersoll Rand, Inc. ..................................................... 2,035 169
J.B. Hunt Transport Services, Inc. ........................................... 395 57
Jacobs Solutions, Inc. .................................................... 606 80
Johnson Controls International PLC .......................................... 3,319 351
L3Harris Technologies, Inc. ............................................... 943 237
Leidos Holdings, Inc. .................................................... 649 102
Lennox International, Inc. ................................................. 161 92
Lockheed Martin Corp. ................................................... 1,051 487
Masco Corp. .......................................................... 1,064 68
Nordson Corp. ......................................................... 272 58
Norfolk Southern Corp. .................................................. 1,137 291
Northrop Grumman Corp. ................................................. 682 341
Old Dominion Freight Line, Inc. ............................................ 938 152
Otis Worldwide Corp. .................................................... 1,990 197
PACCAR, Inc. ......................................................... 2,648 252
Parker-Hannifin Corp. ................................................... 644 450
Paychex, Inc. .......................................................... 1,617 235
Paycom Software, Inc. ................................................... 245 57
Pentair PLC ........................................................... 829 85
Quanta Services, Inc. .................................................... 747 282
Republic Services, Inc. ................................................... 1,024 252
Rockwell Automation, Inc. ................................................ 568 189
Rollins, Inc. ........................................................... 1,417 80
RTX Corp. ............................................................ 6,738 984
Snap-on, Inc. .......................................................... 263 82
Southwest Airlines Co. ................................................... 2,874 93
Stanley Black & Decker, Inc. .............................................. 780 53
Textron, Inc. .......................................................... 910 73
The Boeing Co.(a) ...................................................... 3,803 797
Trane Technologies PLC .................................................. 1,124 492
TransDigm Group, Inc. ................................................... 283 430
Uber Technologies, Inc.(a) ................................................ 10,548 984
Union Pacific Corp. ..................................................... 3,013 693
United Airlines Holdings, Inc.(a) ............................................ 1,647 131
United Parcel Service, Inc., Class B .......................................... 3,701 374
United Rentals, Inc. ..................................................... 327 246
Veralto Corp. .......................................................... 1,250 126
Verisk Analytics, Inc. .................................................... 705 220
W.W. Grainger, Inc. ..................................................... 220 229
Waste Management, Inc. .................................................. 1,847 423

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Westinghouse Air Brake Technologies Corp. .................................... 863 $ 181
Xylem, Inc. ........................................................... 1,227 159
22,725
IT Services (1.1%):
Accenture PLC, Class A .................................................. 3,157 944
Akamai Technologies, Inc.(a) .............................................. 737 59
Cognizant Technology Solutions Corp., Class A ................................. 2,486 194
EPAM Systems, Inc.(a) ................................................... 285 50
Gartner, Inc.(a) ........................................................ 388 157
GoDaddy, Inc., Class A(a) ................................................. 718 129
International Business Machines Corp. ........................................ 4,688 1,382
VeriSign, Inc. .......................................................... 407 117
3,032
Materials (1.9%):
Air Products and Chemicals, Inc. ............................................ 1,122 317
Albemarle Corp. ....................................................... 593 37
Amcor PLC ........................................................... 11,558 106
Avery Dennison Corp. ................................................... 394 69
Ball Corp. ............................................................ 1,399 79
CF Industries Holdings, Inc. ............................................... 817 75
Corteva, Inc. .......................................................... 3,441 256
Dow, Inc. ............................................................ 3,565 94
DuPont de Nemours, Inc. ................................................. 2,111 145
Eastman Chemical Co. ................................................... 582 43
Ecolab, Inc. ........................................................... 1,272 343
Freeport-McMoRan, Inc. ................................................. 7,244 314
International Flavors & Fragrances, Inc. ....................................... 1,290 95
International Paper Co. ................................................... 2,662 125
Linde PLC ............................................................ 2,374 1,114
LyondellBasell Industries NV, Class A ........................................ 1,296 75
Martin Marietta Materials, Inc. ............................................. 304 167
Newmont Corp. ........................................................ 5,614 327
Nucor Corp. ........................................................... 1,163 151
Packaging Corp. of America ............................................... 450 85
PPG Industries, Inc. ..................................................... 1,145 130
Smurfit WestRock PLC ................................................... 2,501 108
Steel Dynamics, Inc. ..................................................... 696 89
The Mosaic Co. ........................................................ 1,600 58
The Sherwin-Williams Co. ................................................ 1,162 399
Vulcan Materials Co. .................................................... 666 174
4,975
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc. ......................................... 776 56
American Tower Corp. ................................................... 2,361 522
AvalonBay Communities, Inc. .............................................. 717 146
BXP, Inc. ............................................................. 734 49
Camden Property Trust ................................................... 538 61
CBRE Group, Inc., Class A(a) .............................................. 1,481 207
CoStar Group, Inc.(a) .................................................... 2,128 171
Crown Castle, Inc. ...................................................... 2,196 226
Digital Realty Trust, Inc. .................................................. 1,596 278
Equinix, Inc. .......................................................... 493 392
Equity Residential ...................................................... 1,724 116
Essex Property Trust, Inc. ................................................. 324 92
Extra Space Storage, Inc. ................................................. 1,070 158
Federal Realty Investment Trust ............................................ 391 37
Healthpeak Properties, Inc. ................................................ 3,504 61
Host Hotels & Resorts, Inc. ................................................ 3,499 54
Invitation Homes, Inc. ................................................... 2,875 94
Iron Mountain, Inc. ..................................................... 1,488 153
Kimco Realty Corp. ..................................................... 3,412 72
Mid-America Apartment Communities, Inc. .................................... 590 87

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prologis, Inc. .......................................................... 4,680 $ 492
Public Storage ......................................................... 796 234
Realty Income Corp. .................................................... 4,555 262
Regency Centers Corp. ................................................... 824 59
SBA Communications Corp. ............................................... 542 127
Simon Property Group, Inc. ............................................... 1,547 249
UDR, Inc. ............................................................ 1,520 62
Ventas, Inc. ........................................................... 2,276 144
VICI Properties, Inc. .................................................... 5,330 174
Welltower, Inc. ......................................................... 3,133 482
Weyerhaeuser Co. ...................................................... 3,658 94
5,411
Semiconductors & Semiconductor Equipment (12.7%):
Advanced Micro Devices, Inc.(a) ............................................ 8,178 1,161
Analog Devices, Inc. .................................................... 2,501 595
Applied Materials, Inc. ................................................... 4,098 750
Broadcom, Inc. ........................................................ 23,957 6,604
Enphase Energy, Inc.(a) .................................................. 661 26
First Solar, Inc.(a) ...................................................... 540 89
Intel Corp. ............................................................ 22,003 493
KLA Corp. ........................................................... 667 598
Lam Research Corp. ..................................................... 6,452 628
Microchip Technology, Inc. ................................................ 2,712 191
Micron Technology, Inc. .................................................. 5,637 695
Monolithic Power Systems, Inc. ............................................ 241 176
NVIDIA Corp. ......................................................... 123,018 19,436
NXP Semiconductors NV ................................................. 1,274 278
ON Semiconductor Corp.(a) ............................................... 2,107 111
QUALCOMM, Inc. ..................................................... 5,534 881
Skyworks Solutions, Inc. ................................................. 757 56
Teradyne, Inc. ......................................................... 809 73
Texas Instruments, Inc. ................................................... 4,582 951
33,792
Software (11.4%):
Adobe, Inc.(a) ......................................................... 2,149 831
ANSYS, Inc.(a) ........................................................ 443 156
Autodesk, Inc.(a) ....................................................... 1,079 334
Cadence Design Systems, Inc.(a) ............................................ 1,377 424
Corpay, Inc.(a) ......................................................... 355 118
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,256 640
Fair Isaac Corp.(a) ...................................................... 122 223
Fortinet, Inc.(a) ........................................................ 3,204 339
Gen Digital, Inc. ....................................................... 2,753 81
Intuit, Inc. ............................................................ 1,410 1,111
Microsoft Corp. ........................................................ 37,491 18,648
Oracle Corp. .......................................................... 8,204 1,794
Palantir Technologies, Inc., Class A(a) ........................................ 10,729 1,463
Palo Alto Networks, Inc.(a) ................................................ 3,339 683
PTC, Inc.(a) ........................................................... 605 104
Roper Technologies, Inc. .................................................. 542 307
Salesforce, Inc. ........................................................ 4,839 1,319
ServiceNow, Inc.(a) ..................................................... 1,044 1,073
Synopsys, Inc.(a) ....................................................... 779 399
Tyler Technologies, Inc.(a) ................................................ 217 129
Workday, Inc., Class A(a) ................................................. 1,092 262
30,438
Technology Hardware, Storage & Peripherals (6.2%):
Apple, Inc. ........................................................... 75,340 15,458
Dell Technologies, Inc., Class C ............................................ 1,511 185
Hewlett Packard Enterprise Co. ............................................. 6,626 136
HP, Inc. .............................................................. 4,755 116
NetApp, Inc. .......................................................... 1,026 109

Victory Portfolios
Victory S&P 500 Index Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,070 $ 154
Super Micro Computer, Inc.(a) ............................................. 2,589 127
Western Digital Corp. .................................................... 1,759 113
16,398
Utilities (2.4%):
Alliant Energy Corp. .................................................... 1,295 78
Ameren Corp. ......................................................... 1,363 131
American Electric Power Co., Inc. ........................................... 2,694 280
American Water Works Co., Inc. ............................................ 983 137
Atmos Energy Corp. ..................................................... 801 123
CenterPoint Energy, Inc. .................................................. 3,292 121
CMS Energy Corp. ...................................................... 1,508 104
Consolidated Edison, Inc. ................................................. 1,817 182
Constellation Energy Corp. ................................................ 1,580 510
Dominion Energy, Inc. ................................................... 4,301 243
DTE Energy Co. ....................................................... 1,046 139
Duke Energy Corp. ...................................................... 3,920 463
Edison International ..................................................... 1,940 100
Entergy Corp. ......................................................... 2,251 187
Evergy, Inc. ........................................................... 1,160 80
Eversource Energy ...................................................... 1,853 118
Exelon Corp. .......................................................... 5,092 221
FirstEnergy Corp. ....................................................... 2,591 104
NextEra Energy, Inc. .................................................... 10,384 721
NiSource, Inc. ......................................................... 2,374 96
NRG Energy, Inc. ....................................................... 986 158
PG&E Corp. .......................................................... 11,085 154
Pinnacle West Capital Corp. ............................................... 602 54
PPL Corp. ............................................................ 3,729 126
Public Service Enterprise Group, Inc. ......................................... 2,517 212
Sempra .............................................................. 3,289 249
The AES Corp. ........................................................ 3,591 38
The Southern Co. ....................................................... 5,543 509
Vistra Corp. ........................................................... 1,711 332
WEC Energy Group, Inc. ................................................. 1,609 168
Xcel Energy, Inc. ....................................................... 2,909 198
6,336
Total Common Stocks (Cost $38,677)
a
a
a
264,813
Total Investments (Cost $38,677) — 99.5% 264,813
Other assets in excess of liabilities —  0.5% 1,327
NET ASSETS - 100.00% $ 266,140
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 9/19/25 $ 1,206,547 $ 1,250,750 $ 44,203
Total unrealized appreciation $ 44,203
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 44,203

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
26
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.5%)
Communication Services (3.5%):
Charter Communications, Inc. , Class A (a) ..................................... 9,100 $ 3,720
Live Nation Entertainment, Inc. (a) ........................................... 29,344 4,439
Tencent Music Entertainment Group , ADR ..................................... 90,600 1,766
9,925
Consumer Discretionary (12.2%):
Abercrombie & Fitch Co. (a) ............................................... 22,200 1,839
Chipotle Mexican Grill, Inc. (a) ............................................. 51,400 2,886
eBay, Inc. ............................................................ 63,800 4,751
Expedia Group, Inc. ..................................................... 19,300 3,256
JD.com, Inc. , ADR ...................................................... 55,900 1,825
Life Time Group Holdings, Inc. (a) ........................................... 56,900 1,726
Ralph Lauren Corp. ..................................................... 10,600 2,907
Ross Stores, Inc. ....................................................... 20,800 2,654
Royal Caribbean Cruises Ltd. .............................................. 20,400 6,388
Shake Shack, Inc. , Class A (a) .............................................. 12,200 1,715
Texas Roadhouse, Inc. ................................................... 14,200 2,661
Urban Outfitters, Inc. (a) .................................................. 30,900 2,241
34,849
Consumer Staples (5.1%):
Casey's General Stores, Inc. ............................................... 5,800 2,960
Church & Dwight Co., Inc. ................................................ 33,900 3,258
Ingredion, Inc. ......................................................... 27,600 3,743
Performance Food Group Co. (a) ............................................ 33,500 2,930
Sprouts Farmers Market, Inc. (a) ............................................ 10,300 1,696
14,587
Energy (5.1%):
Archrock, Inc. ......................................................... 62,600 1,554
Baker Hughes Co. ...................................................... 87,000 3,336
Cheniere Energy, Inc. .................................................... 19,600 4,773
Diamondback Energy, Inc. ................................................ 16,700 2,294
ONEOK, Inc. .......................................................... 32,500 2,653
14,610
Financials (19.3%):
Affiliated Managers Group, Inc. ............................................ 17,300 3,404
Ameriprise Financial, Inc. ................................................. 7,800 4,163
Arch Capital Group Ltd. .................................................. 28,200 2,568
BGC Group, Inc. , Class A ................................................. 393,600 4,027
Brown & Brown, Inc. .................................................... 29,700 3,293
Corebridge Financial, Inc. ................................................. 99,600 3,536
Evercore, Inc. ......................................................... 7,600 2,052
FactSet Research Systems, Inc. ............................................. 3,600 1,610
FirstCash Holdings, Inc. .................................................. 13,000 1,757
Interactive Brokers Group, Inc. ............................................. 92,000 5,098
MSCI, Inc. ........................................................... 6,800 3,922
Raymond James Financial, Inc. ............................................. 29,700 4,555
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 16,500 1,635
The Bancorp, Inc. (a) ..................................................... 31,900 1,817
The Bank of New York Mellon Corp. ......................................... 35,600 3,243
Unum Group .......................................................... 45,500 3,675
W.R. Berkley Corp. ..................................................... 63,200 4,643
54,998
Health Care (10.0%):
Addus HomeCare Corp. (a) ................................................ 11,700 1,348
Cencora, Inc. .......................................................... 16,400 4,917
Halozyme Therapeutics, Inc. (a) ............................................. 70,900 3,688
HCA Healthcare, Inc. .................................................... 12,800 4,904
McKesson Corp. ....................................................... 5,700 4,177
ResMed, Inc. .......................................................... 12,100 3,122
The Ensign Group, Inc. ................................................... 18,600 2,869

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Universal Health Services, Inc. , Class B ....................................... 19,000 $ 3,442
28,467
Industrials (14.8%):
CACI International, Inc. , Class A (a) ......................................... 3,700 1,764
Comfort Systems USA, Inc. ............................................... 5,800 3,110
EMCOR Group, Inc. .................................................... 5,900 3,156
ExlService Holdings, Inc. (a) ............................................... 35,000 1,533
Federal Signal Corp. ..................................................... 46,300 4,927
Griffon Corp. .......................................................... 39,300 2,844
Howmet Aerospace, Inc. .................................................. 9,500 1,768
Kirby Corp. (a) ......................................................... 34,500 3,913
Quanta Services, Inc. .................................................... 16,600 6,276
Trane Technologies PLC .................................................. 9,000 3,937
Verisk Analytics, Inc. .................................................... 15,900 4,953
Vertiv Holdings Co. , Class A ............................................... 33,000 4,237
42,418
Information Technology (15.9%):
Alkami Technology, Inc. (a) ................................................ 36,200 1,091
Amphenol Corp. , Class A ................................................. 42,440 4,191
Autodesk, Inc. (a) ....................................................... 9,300 2,879
Clear Secure, Inc. , Class A ................................................ 68,300 1,896
Corpay, Inc. (a) ......................................................... 8,100 2,688
CyberArk Software Ltd. (a) ................................................ 7,700 3,133
Fabrinet (a) ............................................................ 13,900 4,096
Fortinet, Inc. (a) ........................................................ 20,200 2,135
Gen Digital, Inc. ....................................................... 97,000 2,852
Intapp, Inc. (a) ......................................................... 31,700 1,636
Jabil, Inc. ............................................................ 24,300 5,300
Keysight Technologies, Inc. (a) ............................................. 10,100 1,655
Monolithic Power Systems, Inc. ............................................ 4,500 3,291
Synopsys, Inc. (a) ....................................................... 4,400 2,256
Tyler Technologies, Inc. (a) ................................................ 7,600 4,506
Zscaler, Inc. (a) ......................................................... 5,700 1,789
45,394
Materials (2.8%):
Avery Dennison Corp. ................................................... 16,000 2,808
Freeport-McMoRan, Inc. ................................................. 58,000 2,514
Royal Gold, Inc. ........................................................ 15,400 2,739
8,061
Real Estate (6.6%):
CBRE Group, Inc. , Class A (a) .............................................. 37,000 5,185
Digital Realty Trust, Inc. .................................................. 18,700 3,260
SBA Communications Corp. ............................................... 15,003 3,523
Sun Communities, Inc. ................................................... 26,216 3,316
VICI Properties, Inc. .................................................... 107,700 3,511
18,795
Utilities (3.2%):
Atmos Energy Corp. ..................................................... 21,500 3,313
NiSource, Inc. ......................................................... 71,200 2,872
PPL Corp. ............................................................ 91,400 3,098
9,283
Total Common Stocks (Cost $217,641)
a
a
a
281,387
Exchange-Traded Funds (1.3%)
SPDR S&P MidCap 400 ETF Trust .......................................... 6,500 3,682
Total Exchange-Traded Funds (Cost $3,598)
a
a
a
3,682

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 412,459 $ 413
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 412,459 413
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 412,459 412
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 412,459 412
Total Collateral for Securities Loaned (Cost $1,650)
a
a
a
1,650
Total Investments (Cost $222,889) — 100.4% 286,719
Liabilities in excess of other assets —  (0.4)% (1,058)
NET ASSETS - 100.00% $ 285,661
At June 30, 2025, the Fund's investments in foreign securities were 6.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Trivalent International Fund — Core Equity
29
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.6%)
Australia (4.0%):
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 22,523 $ 965
Financials (1.1%):
ANZ Group Holdings Ltd. ................................................ 83,927 1,609
QBE Insurance Group Ltd. ................................................ 61,681 950
2,559
Industrials (0.9%):
Brambles Ltd. ......................................................... 63,970 988
Qantas Airways Ltd. ..................................................... 165,562 1,169
2,157
Materials (0.9%):
Northern Star Resources Ltd. .............................................. 95,039 1,174
Rio Tinto Ltd. ......................................................... 14,643 1,036
2,210
Real Estate (0.7%):
Charter Hall Group ...................................................... 64,619 818
Goodman Group ....................................................... 35,176 793
1,611
9,502
Belgium (1.2%):
Consumer Staples (0.7%):
Anheuser-Busch InBev SA ................................................ 25,443 1,750
Materials (0.5%):
Titan SA ............................................................. 24,774 1,121
2,871
Brazil (0.9%):
Energy (0.3%):
PRIO SA (a) ........................................................... 89,300 697
Financials (0.4%):
Banco Bradesco SA , Preference Shares ....................................... 277,000 858
Utilities (0.2%):
Equatorial Energia SA ................................................... 88,300 585
2,140
Canada (6.9%):
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 12,333 608
Energy (0.9%):
Headwater Exploration, Inc. ............................................... 132,597 655
Suncor Energy, Inc. ..................................................... 20,515 769
Whitecap Resources, Inc. ................................................. 108,765 731
2,155
Financials (2.8%):
Bank of Montreal ....................................................... 8,562 949
Brookfield Corp. ....................................................... 11,937 739
Canadian Imperial Bank of Commerce ........................................ 19,831 1,408
Fairfax Financial Holdings Ltd. ............................................. 1,164 2,101
Royal Bank of Canada ................................................... 10,629 1,401
6,598
Industrials (0.8%):
Element Fleet Management Corp. ........................................... 41,942 1,051
Finning International, Inc. ................................................. 22,343 955
2,006
Information Technology (0.7%):
Celestica, Inc. (a) ....................................................... 6,412 1,002

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Shopify, Inc. , Class A (a) .................................................. 5,589 $ 644
1,646
Materials (1.4%):
Dundee Precious Metals, Inc. .............................................. 102,727 1,651
Lundin Mining Corp. .................................................... 95,949 1,009
Teck Resources Ltd. , Class B .............................................. 17,835 721
3,381
16,394
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA .......................................................... 272,167 926
China (7.4%):
Communication Services (1.7%):
Kuaishou Technology , Class W (a) (b) ......................................... 85,700 696
Tencent Holdings Ltd. ................................................... 50,700 3,267
3,963
Consumer Discretionary (2.3%):
Alibaba Group Holding Ltd. , Class W ........................................ 190,800 2,701
BYD Co. Ltd. ......................................................... 73,000 1,137
Fuyao Glass Industry Group Co. Ltd. , Class H (b) ................................ 94,400 674
JD.com, Inc. , Class SW .................................................. 67,200 1,098
5,610
Consumer Staples (0.5%):
Giant Biogene Holding Co. Ltd. (b) .......................................... 80,000 590
Tingyi Cayman Islands Holding Corp. ........................................ 352,000 517
1,107
Financials (1.9%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,355,000 969
Bank of China Ltd. , Class H ............................................... 1,891,275 1,101
China Construction Bank Corp. , Class H ...................................... 1,104,000 1,117
PICC Property & Casualty Co. Ltd. , Class H ................................... 734,000 1,426
4,613
Industrials (0.3%):
Weichai Power Co. Ltd. , Class H ............................................ 353,000 719
Information Technology (0.3%):
Xiaomi Corp. , Class W (a) (b) ............................................... 101,000 777
Materials (0.4%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 372,000 957
17,746
Denmark (0.6%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 7,861 1,385
France (7.1%):
Communication Services (0.6%):
Publicis Groupe SA ..................................................... 11,807 1,333
Consumer Discretionary (0.6%):
FDJ UNITED (b) ....................................................... 19,558 767
Renault SA ........................................................... 16,980 784
1,551
Energy (0.5%):
Technip Energies NV .................................................... 28,457 1,197
Financials (1.0%):
AXA SA ............................................................. 20,217 993
BNP Paribas SA ........................................................ 15,456 1,386
2,379

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.7%):
BioMerieux ........................................................... 7,590 $ 1,050
Ipsen SA ............................................................. 6,111 728
1,778
Industrials (2.6%):
Cie de Saint-Gobain SA .................................................. 15,853 1,862
Eiffage SA ............................................................ 6,076 854
Schneider Electric SE .................................................... 9,256 2,485
SPIE SA ............................................................. 16,901 950
6,151
Materials (0.3%):
Arkema SA ........................................................... 9,319 688
Real Estate (0.4%):
Klepierre SA .......................................................... 22,187 877
Utilities (0.4%):
Engie SA ............................................................. 44,672 1,050
17,004
Germany (7.0%):
Communication Services (1.1%):
Deutsche Telekom AG ................................................... 70,928 2,596
Consumer Staples (0.4%):
Henkel AG & Co. KGaA , Preference Shares .................................... 13,467 1,058
Financials (1.2%):
Allianz SE , Registered Shares .............................................. 2,644 1,073
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,601 1,689
2,762
Health Care (0.3%):
Fresenius Medical Care AG ............................................... 13,426 771
Industrials (2.0%):
Siemens AG , Registered Shares ............................................. 13,594 3,491
Siemens Energy AG (a) ................................................... 10,821 1,265
4,756
Information Technology (1.0%):
SAP SE .............................................................. 7,971 2,437
Materials (0.5%):
Evonik Industries AG .................................................... 55,154 1,139
Utilities (0.5%):
E.ON SE ............................................................. 59,223 1,091
16,610
Greece (0.4%):
Financials (0.4%):
National Bank of Greece SA ............................................... 77,449 987
Hong Kong (1.1%):
Financials (0.9%):
BOC Hong Kong Holdings Ltd. ............................................ 262,500 1,143
Hong Kong Exchanges & Clearing Ltd. ....................................... 17,100 920
2,063
Utilities (0.2%):
Kunlun Energy Co. Ltd. .................................................. 636,000 618
2,681
India (4.5%):
Consumer Discretionary (0.3%):
Mahindra & Mahindra Ltd. ................................................ 19,481 723

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.2%):
Varun Beverages Ltd. .................................................... 84,406 $ 450
Energy (0.7%):
Reliance Industries Ltd. .................................................. 97,529 1,707
Financials (1.4%):
ICICI Bank Ltd. ........................................................ 101,724 1,719
Nippon Life India Asset Management Ltd. (b) ................................... 91,823 857
Power Finance Corp. Ltd. ................................................. 161,437 806
3,382
Health Care (0.2%):
Zydus Lifesciences Ltd. .................................................. 46,523 537
Information Technology (0.6%):
HCL Technologies Ltd. ................................................... 27,908 563
Persistent Systems Ltd. ................................................... 10,161 716
1,279
Materials (0.4%):
Hindalco Industries Ltd. .................................................. 124,598 1,008
Real Estate (0.3%):
Oberoi Realty Ltd. ...................................................... 25,986 578
Utilities (0.4%):
Power Grid Corp. of India Ltd. ............................................. 293,150 1,025
10,689
Ireland (0.8%):
Financials (0.4%):
Bank of Ireland Group PLC ............................................... 65,502 934
Industrials (0.4%):
AerCap Holdings NV .................................................... 8,326 974
1,908
Israel (0.3%):
Information Technology (0.3%):
Nice Ltd. (a) ........................................................... 4,668 792
Italy (1.7%):
Consumer Discretionary (1.0%):
Ferrari NV ............................................................ 2,101 1,029
PRADA SpA .......................................................... 204,400 1,270
2,299
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 15,398 968
Information Technology (0.3%):
Reply SpA ............................................................ 4,937 853
4,120
Japan (14.6%):
Communication Services (0.8%):
Konami Group Corp. .................................................... 11,500 1,818
Consumer Discretionary (2.6%):
Asics Corp. ........................................................... 44,900 1,145
Sony Group Corp. ...................................................... 85,900 2,234
Sumitomo Electric Industries Ltd. ........................................... 51,400 1,102
Suzuki Motor Corp. ..................................................... 86,100 1,038
Toyota Motor Corp. ..................................................... 41,600 717
6,236
Consumer Staples (1.1%):
Asahi Group Holdings Ltd. ................................................ 62,700 838
MatsukiyoCocokara & Co. ................................................ 37,800 778

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Toyo Suisan Kaisha Ltd. .................................................. 13,500 $ 897
2,513
Financials (2.5%):
Mizuho Financial Group, Inc. .............................................. 58,510 1,624
ORIX Corp. ........................................................... 36,100 815
Sumitomo Mitsui Financial Group, Inc. ....................................... 93,175 2,346
Tokio Marine Holdings, Inc. ............................................... 29,700 1,259
6,044
Health Care (1.0%):
Otsuka Holdings Co. Ltd. ................................................. 22,900 1,136
Shionogi & Co. Ltd. ..................................................... 66,000 1,188
2,324
Industrials (3.0%):
Central Japan Railway Co. ................................................ 28,000 626
Fujikura Ltd. .......................................................... 20,000 1,052
Hitachi Ltd. ........................................................... 43,300 1,259
ITOCHU Corp. ........................................................ 35,900 1,880
Komatsu Ltd. .......................................................... 45,600 1,505
Obayashi Corp. ........................................................ 56,000 848
7,170
Information Technology (2.7%):
Disco Corp. ........................................................... 3,000 889
Ibiden Co. Ltd. ......................................................... 18,300 804
NEC Corp. ........................................................... 88,400 2,579
SCREEN Holdings Co. Ltd. ............................................... 13,300 1,082
Yokogawa Electric Corp. ................................................. 41,600 1,111
6,465
Materials (0.6%):
Nippon Steel Corp. ...................................................... 37,400 708
Tosoh Corp. ........................................................... 53,100 777
1,485
Real Estate (0.3%):
Daiwa House Industry Co. Ltd. ............................................. 24,000 825
34,880
Luxembourg (0.3%):
Materials (0.3%):
ArcelorMittal SA ....................................................... 24,567 780
Malaysia (0.3%):
Health Care (0.3%):
KPJ Healthcare Bhd ..................................................... 1,036,000 655
Mexico (1.2%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 70,190 742
Energy (0.5%):
Vista Energy SAB de CV , ADR (a) ........................................... 21,115 1,010
Financials (0.4%):
Gentera SAB de CV ..................................................... 471,260 1,007
2,759
Netherlands (3.8%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 204,992 1,000
Consumer Discretionary (0.7%):
Prosus NV , Class N (a) ................................................... 29,382 1,648
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 29,091 1,215

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (1.1%):
Euronext NV (b) ........................................................ 9,277 $ 1,589
NN Group NV ......................................................... 14,460 962
2,551
Health Care (0.3%):
Argenx SE (a) .......................................................... 1,515 839
Information Technology (0.8%):
ASML Holding NV ..................................................... 2,296 1,840
9,093
Norway (0.2%):
Energy (0.2%):
Equinor ASA .......................................................... 21,296 538
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA , Class B ............................................ 55,068 1,008
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC , ADR (a) (c) (d) .............................................. 8,489 —
Financials (0.0%):
Sberbank of Russia PJSC (a) (c) (d) ........................................... 220,230 —
—
Saudi Arabia (0.6%):
Communication Services (0.3%):
Etihad Etisalat Co. ...................................................... 39,725 628
Financials (0.3%):
Saudi Awwal Bank ...................................................... 81,646 734
1,362
Singapore (2.1%):
Communication Services (0.6%):
Sea Ltd. , ADR (a) ....................................................... 8,778 1,404
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 35,780 1,263
Industrials (0.4%):
Singapore Technologies Engineering Ltd. ...................................... 173,200 1,062
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 244,500 1,318
5,047
South Africa (0.5%):
Financials (0.5%):
Investec PLC .......................................................... 88,338 661
Sanlam Ltd. ........................................................... 122,054 612
1,273
South Korea (3.5%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,149 655
Financials (1.2%):
DB Insurance Co. Ltd. ................................................... 11,609 1,060
Hana Financial Group, Inc. ................................................ 27,015 1,721
2,781
Industrials (0.9%):
Hanwha Aerospace Co. Ltd. ............................................... 2,816 1,768
Samsung E&A Co. Ltd. .................................................. 32,051 523
2,291
Information Technology (1.1%):
Samsung Electronics Co. Ltd. .............................................. 19,536 864

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
SK Hynix, Inc. ......................................................... 8,150 $ 1,756
2,620
8,347
Spain (2.5%):
Energy (0.4%):
Repsol SA ............................................................ 63,061 922
Financials (1.6%):
Banco Santander SA ..................................................... 322,057 2,667
Bankinter SA .......................................................... 83,320 1,087
3,754
Utilities (0.5%):
Iberdrola SA .......................................................... 67,713 1,303
5,979
Sweden (1.3%):
Consumer Staples (0.5%):
Essity AB , Class B ...................................................... 37,733 1,045
Financials (0.4%):
Swedbank AB , A Shares .................................................. 35,627 944
Industrials (0.4%):
Volvo AB , Class B ...................................................... 36,348 1,023
3,012
Switzerland (5.7%):
Consumer Staples (0.6%):
Coca-Cola HBC AG , Class DI .............................................. 28,883 1,509
Financials (0.8%):
Zurich Insurance Group AG ............................................... 2,729 1,910
Health Care (2.5%):
Novartis AG , Registered Shares ............................................. 30,922 3,755
Roche Holding AG ...................................................... 3,674 1,200
Sandoz Group AG ...................................................... 16,749 918
5,873
Industrials (0.8%):
ABB Ltd. , Registered Shares ............................................... 20,462 1,227
Sulzer AG , Registered Shares .............................................. 3,797 686
1,913
Materials (0.6%):
Holcim AG ........................................................... 20,267 1,506
Real Estate (0.4%):
PSP Swiss Property AG , Registered Shares ..................................... 4,578 846
13,557
Taiwan (5.7%):
Financials (0.4%):
CTBC Financial Holding Co. Ltd. ........................................... 574,000 859
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 26,000 741
Industrials (0.3%):
Airtac International Group ................................................ 26,000 774
Information Technology (4.7%):
Elite Material Co. Ltd. ................................................... 45,000 1,361
MediaTek, Inc. ......................................................... 19,000 814
Quanta Computer, Inc. ................................................... 90,000 847
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 198,000 7,242
Wiwynn Corp. ......................................................... 11,000 955
11,219
13,593

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Thailand (0.3%):
Communication Services (0.3%):
Advanced Info Service PCL, NVDR ......................................... 74,000 $ 634
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC ................................................ 331,994 1,222
United Kingdom (9.4%):
Consumer Discretionary (0.3%):
Birkenstock Holding PLC (a) ............................................... 16,339 803
Consumer Staples (1.4%):
Coca-Cola Europacific Partners PLC ......................................... 9,916 919
Marks & Spencer Group PLC .............................................. 160,828 783
Unilever PLC ......................................................... 24,469 1,493
3,195
Energy (0.8%):
Harbour Energy PLC .................................................... 275,794 739
Shell PLC ............................................................ 33,763 1,178
1,917
Financials (2.5%):
3i Group PLC ......................................................... 38,913 2,202
Barclays PLC ......................................................... 285,712 1,320
Standard Chartered PLC .................................................. 148,527 2,457
5,979
Health Care (1.4%):
AstraZeneca PLC ....................................................... 17,554 2,442
Hikma Pharmaceuticals PLC ............................................... 34,109 931
3,373
Industrials (1.6%):
easyJet PLC ........................................................... 104,166 762
RELX PLC ........................................................... 15,133 820
Rolls-Royce Holdings PLC ................................................ 173,636 2,301
3,883
Information Technology (0.3%):
Softcat PLC ........................................................... 31,528 743
Real Estate (0.3%):
The British Land Co. PLC ................................................ 132,535 688
Utilities (0.8%):
Drax Group PLC ....................................................... 115,402 1,100
National Grid PLC ...................................................... 56,902 835
1,935
22,516
United States (0.4%):
Health Care (0.4%):
Amrize Ltd. (a) ......................................................... 20,267 1,011
Total Common Stocks (Cost $172,120) 233,021
Exchange-Traded Funds (1.4%)
United States (1.4%):
iShares Core MSCI EAFE ETF ............................................. 27,882 2,328
iShares Core MSCI Emerging Markets ETF .................................... 15,779 947
3,275
Total Exchange-Traded Funds (Cost $3,231) 3,275
Total Investments (Cost $175,351) — 99.0% 236,296
Other assets in excess of liabilities — 1.0% 2,393
NET ASSETS - 100.00% $ 238,689
(a) Non-income producing security.

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $5,950
(thousands) and amounted to 2.5% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2025 (amounts in thousands):
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Trivalent International Small-Cap Fund
38
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Australia (5.1%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd. .......................................................... 352,489 $ 25,608
Energy (0.3%):
Paladin Energy Ltd. (a) ................................................... 2,026,776 10,803
Financials (1.0%):
AMP Ltd. ............................................................ 14,858,152 12,323
Bendigo & Adelaide Bank Ltd. ............................................. 1,840,636 15,308
Magellan Financial Group Ltd. ............................................. 2,236,688 12,611
40,242
Industrials (0.5%):
Ventia Services Group Pty Ltd. ............................................. 5,319,863 18,140
Information Technology (0.4%):
Technology One Ltd. .................................................... 617,032 16,629
Materials (1.5%):
Orica Ltd. ............................................................ 1,099,633 14,116
Ramelius Resources Ltd. ................................................. 15,826,476 26,644
Sandfire Resources Ltd. (a) ................................................ 2,126,827 15,797
56,557
Real Estate (0.4%):
Charter Hall Group ...................................................... 1,300,087 16,471
Utilities (0.3%):
AGL Energy Ltd. ....................................................... 1,628,191 10,438
194,888
Belgium (0.3%):
Consumer Staples (0.3%):
Colruyt Group NV ...................................................... 298,007 12,895
Canada (10.7%):
Communication Services (0.5%):
IMAX Corp. (a) ........................................................ 682,259 19,076
Consumer Discretionary (0.3%):
Gildan Activewear, Inc. .................................................. 250,469 12,343
Energy (2.0%):
Headwater Exploration, Inc. (b) ............................................. 2,991,050 14,784
NuVista Energy Ltd. (a) ................................................... 1,379,180 15,173
Secure Waste Infrastructure Corp. ........................................... 1,205,993 13,791
Vermilion Energy, Inc. (b) ................................................. 1,700,410 12,413
Whitecap Resources, Inc. ................................................. 3,141,592 21,112
77,273
Financials (0.4%):
EQB, Inc. ............................................................ 180,705 13,744
Health Care (0.0%):(c)
Tilray Brands, Inc. (a) (b) .................................................. 2 — (d)
Industrials (2.0%):
AtkinsRealis Group, Inc. .................................................. 260,465 18,270
Bombardier, Inc. , Class B (a) ............................................... 203,033 17,691
Finning International, Inc. ................................................. 633,021 27,067
MDA Space Ltd. (a) ..................................................... 506,431 13,059
76,087
Information Technology (2.2%):
Celestica, Inc. (a) ....................................................... 422,537 66,024
Kinaxis, Inc. (a) ........................................................ 102,361 15,225
81,249

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (2.5%):
Agnico Eagle Mines Ltd. ................................................. 1 $ — (d)
Dundee Precious Metals, Inc. .............................................. 2,335,409 37,528
Lundin Gold, Inc. ....................................................... 329,711 17,411
Methanex Corp. ........................................................ 324,209 10,736
OceanaGold Corp. ...................................................... 2,176,472 30,723
96,398
Real Estate (0.5%):
Boardwalk Real Estate Investment Trust ...................................... 366,028 18,815
Utilities (0.3%):
Boralex, Inc. , Class A .................................................... 534,233 12,414
407,399
Denmark (3.2%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 106,579 18,782
Financials (0.5%):
Jyske Bank A/S , Registered Shares .......................................... 192,864 19,519
Health Care (0.7%):
Ascendis Pharma A/S , ADR (a) ............................................. 79,819 13,777
Bavarian Nordic A/S (a) .................................................. 525,071 14,001
27,778
Industrials (1.2%):
FLSmidth & Co. A/S .................................................... 185,898 11,395
ISS A/S .............................................................. 483,954 13,510
ROCKWOOL A/S , Class B ................................................ 390,863 18,323
43,228
Information Technology (0.3%):
Netcompany Group A/S (a) (e) .............................................. 251,819 10,783
120,090
Finland (1.3%):
Health Care (0.6%):
Orion Oyj , Class B ...................................................... 292,721 22,019
Industrials (0.7%):
Konecranes Oyj ........................................................ 351,532 27,930
49,949
France (6.8%):
Consumer Discretionary (1.2%):
Accor SA ............................................................ 351,976 18,444
FDJ UNITED (e) ....................................................... 396,558 15,559
Renault SA ........................................................... 287,050 13,245
47,248
Energy (0.7%):
Technip Energies NV .................................................... 583,696 24,554
Health Care (0.6%):
Ipsen SA ............................................................. 101,288 12,064
Virbac SACA .......................................................... 26,417 9,942
22,006
Industrials (2.5%):
Eiffage SA ............................................................ 193,850 27,235
Elis SA .............................................................. 863,253 24,765
SPIE SA ............................................................. 570,617 32,082
Teleperformance SE ..................................................... 106,242 10,318
94,400
Information Technology (0.6%):
Sopra Steria Group ...................................................... 95,590 23,303

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.4%):
Arkema SA ........................................................... 227,167 $ 16,773
Real Estate (0.8%):
Klepierre SA .......................................................... 752,661 29,756
258,040
Germany (5.8%):
Communication Services (1.9%):
CTS Eventim AG & Co. KGaA ............................................. 189,773 23,595
Freenet AG ........................................................... 603,727 19,679
Scout24 SE (e) ......................................................... 205,824 28,410
71,684
Consumer Discretionary (0.8%):
TUI AG (a) ............................................................ 1,983,271 17,378
Zalando SE (a) (e) ....................................................... 416,503 13,742
31,120
Industrials (1.2%):
Bilfinger SE ........................................................... 165,746 15,952
Jungheinrich AG ....................................................... 363,260 17,141
Nordex SE (a) (b) ....................................................... 621,205 12,325
45,418
Information Technology (1.0%):
Bechtle AG (b) ......................................................... 288,011 13,519
SUSS MicroTec SE ..................................................... 257,493 14,151
TeamViewer SE (a) (e) .................................................... 980,349 11,062
38,732
Materials (0.2%):
Evonik Industries AG .................................................... 429,822 8,878
Real Estate (0.7%):
TAG Immobilien AG .................................................... 1,417,140 25,269
221,101
Hong Kong (0.9%):
Health Care (0.6%):
The United Laboratories International Holdings Ltd. .............................. 11,724,000 22,478
Real Estate (0.3%):
Kerry Properties Ltd. .................................................... 3,703,500 9,587
32,065
Ireland (0.3%):
Consumer Discretionary (0.3%):
Cairn Homes PLC ...................................................... 4,501,486 11,384
Italy (5.3%):
Consumer Discretionary (1.1%):
Brunello Cucinelli SpA ................................................... 87,146 10,579
De' Longhi SpA ........................................................ 357,492 12,000
Lottomatica Group SpA .................................................. 666,043 18,486
41,065
Financials (1.5%):
Azimut Holding SpA .................................................... 496,793 15,936
Banca Monte dei Paschi di Siena SpA (b) ...................................... 2,264,421 19,203
BPER Banca SPA ....................................................... 2,262,930 20,536
55,675
Health Care (0.3%):
DiaSorin SpA ......................................................... 98,132 10,502
Industrials (0.7%):
Iveco Group NV ....................................................... 733,575 14,445
Maire SpA ............................................................ 1,004,394 13,233
27,678

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.5%):
Reply SpA ............................................................ 109,853 $ 18,982
Materials (0.8%):
Buzzi SpA ............................................................ 574,248 31,844
Utilities (0.4%):
Iren SpA ............................................................. 4,789,063 14,793
200,539
Japan (23.1%):
Communication Services (0.5%):
Anycolor, Inc. ......................................................... 544,000 19,651
Consumer Discretionary (4.7%):
ABC-Mart, Inc. ........................................................ 631,800 12,981
Food & Life Cos Ltd. .................................................... 384,600 18,704
Kyoritsu Maintenance Co. Ltd. ............................................. 478,800 11,690
NHK Spring Co. Ltd. .................................................... 1,356,700 14,774
PAL GROUP Holdings Co. Ltd. ............................................ 443,400 11,093
Resorttrust, Inc. ........................................................ 1,231,100 15,036
Round One Corp. ....................................................... 2,557,800 26,109
Sankyo Co. Ltd. ........................................................ 1,473,500 27,276
Sumitomo Forestry Co. Ltd. (b) ............................................. 909,000 9,180
Toyo Tire Corp. ........................................................ 853,400 18,078
Toyoda Gosei Co. Ltd. ................................................... 752,300 14,802
179,723
Consumer Staples (1.4%):
Lion Corp. (b) .......................................................... 815,200 8,430
Morinaga Milk Industry Co. Ltd. ............................................ 537,000 12,066
Nissui Corp. .......................................................... 2,623,500 15,943
Toyo Suisan Kaisha Ltd. .................................................. 267,900 17,808
54,247
Financials (2.1%):
Credit Saison Co. Ltd. ................................................... 990,700 26,732
Fuyo General Lease Co. Ltd. ............................................... 382,100 10,334
Mebuki Financial Group, Inc. .............................................. 4,924,300 25,699
Yamaguchi Financial Group, Inc. ............................................ 1,697,900 18,269
81,034
Health Care (1.1%):
Santen Pharmaceutical Co. Ltd. ............................................. 1,515,100 17,388
Sawai Group Holdings Co. Ltd. ............................................. 1,020,700 12,985
Tsumura & Co. ........................................................ 431,700 10,420
40,793
Industrials (6.3%):
Ebara Corp. ........................................................... 890,100 17,072
Fuji Corp. ............................................................ 700,100 13,033
GS Yuasa Corp. ........................................................ 895,800 16,717
INFRONEER Holdings, Inc. ............................................... 1,406,500 11,802
Kanadevia Corp. ....................................................... 1,357,200 9,171
Kandenko Co. Ltd. ...................................................... 835,800 19,293
Kinden Corp. .......................................................... 478,900 14,071
Meidensha Corp. ....................................................... 317,400 11,944
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 702,200 14,088
Nitto Boseki Co. Ltd. .................................................... 420,300 17,700
Park24 Co. Ltd. ........................................................ 1,048,000 13,435
Sankyu, Inc. .......................................................... 225,300 12,086
Sanwa Holdings Corp. ................................................... 1,090,100 36,158
SWCC Corp. .......................................................... 285,700 14,898
TechnoPro Holdings, Inc. ................................................. 613,400 17,877
239,345
Information Technology (2.9%):
Anritsu Corp. .......................................................... 1,075,700 13,908

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Azbil Corp. ........................................................... 1,490,200 $ 14,133
BIPROGY, Inc. ........................................................ 345,900 14,464
Dentsu Soken, Inc. ...................................................... 248,800 11,594
Horiba Ltd. ........................................................... 148,900 11,585
Ibiden Co. Ltd. ......................................................... 278,700 12,236
Nippon Electric Glass Co. Ltd. (b) ........................................... 520,700 12,356
Tokyo Seimitsu Co. Ltd. .................................................. 285,300 18,959
109,235
Materials (2.2%):
Daicel Corp. .......................................................... 1,700,900 14,260
Daido Steel Co. Ltd. ..................................................... 1,192,900 8,238
Kaneka Corp. .......................................................... 323,800 8,935
Mitsui Mining & Smelting Co. Ltd. .......................................... 379,000 13,216
Sumitomo Bakelite Co. Ltd. ............................................... 416,600 12,019
Taiheiyo Cement Corp. ................................................... 465,900 11,561
Tokyo Ohka Kogyo Co. Ltd. (b) ............................................. 585,000 17,002
85,231
Real Estate (1.6%):
Invincible Investment Corp. (b) ............................................. 29,947 12,897
KDX Realty Investment Corp. .............................................. 6,200 6,728
Nippon Accommodations Fund, Inc. ......................................... 9,586 7,841
Tokyo Tatemono Co. Ltd. (b) ............................................... 839,200 14,937
Tokyu Fudosan Holdings Corp. ............................................. 2,349,500 16,792
59,195
Utilities (0.3%):
Tohoku Electric Power Co., Inc. ............................................ 1,261,200 9,210
877,664
Luxembourg (0.5%):
Communication Services (0.5%):
Millicom International Cellular SA .......................................... 487,198 18,255
Macau (0.4%):
Consumer Discretionary (0.4%):
MGM China Holdings Ltd. ................................................ 8,968,800 14,747
Netherlands (1.9%):
Financials (1.4%):
ASR Nederland NV ..................................................... 337,290 22,409
Euronext NV (e) ........................................................ 180,377 30,902
53,311
Information Technology (0.5%):
BE Semiconductor Industries NV ........................................... 126,556 18,924
72,235
Singapore (1.1%):
Real Estate (0.5%):
Keppel DC REIT ....................................................... 9,264,100 16,986
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 4,524,300 24,378
41,364
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,105,006 15,757
South Korea (6.2%):
Communication Services (0.3%):
SOOP Co. Ltd. ......................................................... 150,377 10,140
Consumer Discretionary (0.4%):
Silicon2 Co. Ltd. (a) ..................................................... 351,171 15,968
Consumer Staples (0.7%):
E-MART, Inc. ......................................................... 173,274 10,957

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Kolmar Korea Co. Ltd. ................................................... 192,817 $ 14,221
25,178
Health Care (1.6%):
Classys, Inc. .......................................................... 466,490 21,628
Hugel, Inc. (a) ......................................................... 51,108 14,645
PharmaResearch Co. Ltd. ................................................. 72,432 26,405
62,678
Industrials (1.7%):
Hyosung Heavy Industries Corp. ............................................ 43,174 28,441
Hyundai Rotem Co. Ltd. .................................................. 197,132 28,613
Samsung E&A Co. Ltd. .................................................. 565,015 9,227
66,281
Information Technology (0.7%):
Isu Petasys Co. Ltd. ..................................................... 332,521 12,877
LEENO Industrial, Inc. ................................................... 318,877 11,993
24,870
Materials (0.8%):
Poongsan Corp. ........................................................ 301,335 28,720
233,835
Spain (3.5%):
Financials (1.7%):
Bankinter SA (b) ........................................................ 2,980,518 38,904
Mapfre SA ............................................................ 6,198,567 25,388
64,292
Industrials (0.4%):
Logista Integral SA ..................................................... 441,908 14,477
Information Technology (0.8%):
Indra Sistemas SA (b) .................................................... 742,200 32,197
Real Estate (0.6%):
Merlin Properties Socimi SA ............................................... 1,767,405 23,298
134,264
Sweden (2.5%):
Financials (0.6%):
Avanza Bank Holding AB (b) ............................................... 686,770 23,313
Industrials (1.0%):
Loomis AB ........................................................... 344,274 14,480
NCC AB , Class B ....................................................... 694,525 13,002
Storskogen Group AB , Class B ............................................. 9,184,452 11,021
38,503
Materials (0.4%):
Billerud Aktiebolag ..................................................... 1,604,799 16,634
Real Estate (0.5%):
Wihlborgs Fastigheter AB ................................................. 1,593,358 17,266
95,716
Switzerland (7.7%):
Consumer Discretionary (0.4%):
Avolta AG ............................................................ 264,603 14,420
Consumer Staples (0.9%):
Coca-Cola HBC AG , Class DI .............................................. 632,213 33,022
Financials (1.2%):
Swissquote Group Holding SA , Registered Shares ............................... 80,707 45,889
Health Care (1.0%):
Galenica AG (e) ........................................................ 215,518 23,595
Siegfried Holding AG , Registered Shares ...................................... 117,154 13,206
36,801

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (2.6%):
Accelleron Industries AG ................................................. 319,105 $ 22,497
Belimo Holding AG , Class R .............................................. 13,032 13,289
Bucher Industries AG , Registered Shares ...................................... 22,874 11,374
DKSH Holding AG ..................................................... 168,273 13,095
Flughafen Zurich AG , Registered Shares ...................................... 41,024 11,702
Sulzer AG , Registered Shares .............................................. 158,753 28,702
100,659
Information Technology (0.5%):
Logitech International SA , Class R .......................................... 99,946 9,068
Temenos AG , Registered Shares ............................................ 157,212 11,298
20,366
Real Estate (0.8%):
PSP Swiss Property AG , Registered Shares ..................................... 167,137 30,869
Utilities (0.3%):
BKW AG ............................................................ 54,759 12,011
294,037
United Kingdom (11.6%):
Communication Services (0.3%):
Rightmove PLC ........................................................ 1,164,846 12,605
Consumer Discretionary (1.5%):
Barratt Redrow PLC ..................................................... 3,147,251 19,704
Currys PLC (a) ......................................................... 9,590,314 16,028
Inchcape PLC ......................................................... 1,213,186 12,086
Trainline PLC (a) (e) ..................................................... 2,483,272 9,537
57,355
Consumer Staples (0.7%):
Cranswick PLC ........................................................ 205,223 15,071
Nomad Foods Ltd. ...................................................... 658,791 11,193
26,264
Energy (0.4%):
Harbour Energy PLC .................................................... 6,229,459 16,696
Financials (2.2%):
Beazley PLC .......................................................... 2,311,014 29,668
Intermediate Capital Group PLC ............................................ 590,109 15,650
OSB Group PLC ....................................................... 2,007,327 14,419
St James's Place PLC .................................................... 1,398,134 22,779
82,516
Health Care (1.0%):
ConvaTec Group PLC (e) ................................................. 4,790,757 18,973
Hikma Pharmaceuticals PLC ............................................... 683,575 18,651
37,624
Industrials (2.7%):
Babcock International Group PLC ........................................... 1,817,835 28,626
Balfour Beatty PLC ..................................................... 2,892,603 20,750
easyJet PLC ........................................................... 1,509,380 11,044
IMI PLC ............................................................. 506,857 14,582
JET2 PLC ............................................................ 632,352 16,034
The Weir Group PLC .................................................... 356,906 12,204
103,240
Information Technology (0.6%):
Computacenter PLC ..................................................... 294,305 9,698
Softcat PLC ........................................................... 604,504 14,244
23,942
Materials (0.6%):
Endeavour Mining PLC .................................................. 701,678 21,639

Victory Portfolios
Victory Trivalent International Small-Cap Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (1.2%):
LondonMetric Property PLC ............................................... 5,369,364 $ 14,991
The British Land Co. PLC ................................................ 3,166,399 16,431
Tritax Big Box REIT PLC ................................................. 7,546,374 15,363
46,785
Utilities (0.4%):
Drax Group PLC ....................................................... 1,468,934 13,998
442,664
Total Common Stocks (Cost $2,599,877) 3,748,888
Exchange-Traded Funds (0.1%)
United States (0.1%):
Vanguard FTSE Developed Markets ETF ...................................... 66,538 3,793
Total Exchange-Traded Funds (Cost $3,644) 3,793
Collateral for Securities Loaned (3.1%)^
United States (3.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (f) ........ 29,368,641 29,368
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (f) ............ 29,368,641 29,369
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (f) ................ 29,368,641 29,369
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (f) . 29,368,641 29,369
Total Collateral for Securities Loaned (Cost $117,475) 117,475
Total Investments (Cost $2,720,996) — 101.8% 3,870,156
Liabilities in excess of other assets — (1.8)% (66,600)
NET ASSETS - 100.00% $ 3,803,556
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was
$162,563 (thousands) and amounted to 4.3% of net assets.
(f) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Core Bond Fund
46
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (8.8%)
ABS Auto (5.0%):
ARI Fleet Lease Trust , Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) $ 35 $ 35
CarMax Auto Owner Trust , Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 11/15/27 @ 100 50 51
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 9/25/27 @ 100 (a) ............ 100 102
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 10/25/27 @ 100 (a) ............. 50 51
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 10/25/27 @ 100 (a) ........... 50 51
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 12/25/27 @ 100 (a) ............. 50 51
Chesapeake Funding II LLC , Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 7/15/27 @
100 (a) ........................................................... 30 30
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 1/15/28 @
100 (a) ........................................................... 50 51
Enterprise Fleet Financing LLC , Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 2/20/28 @
100 (a) ........................................................... 34 35
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 9/15/26 @ 100 (a) ............................................ 48 48
GLS Auto Select Receivables Trust , Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable
9/15/29 @ 100 (a) ................................................... 46 46
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 1/16/28 @ 100 ........................................ 50 51
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 11/15/27 @
100 (a) ........................................................... 50 51
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
11/15/28 @ 100 (a) .................................................. 36 37
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
8/15/28 @ 100 ..................................................... 40 41
PenFed Auto Receivables Owner Trust , Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable
1/15/29 @ 100 (a) ................................................... 50 50
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 6/15/26 @ 100 ................. 20 20
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 1/15/27 @ 100 ................. 63 63
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 3/15/28 @ 100 (a) .............. 50 50
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 3/15/28 @ 100 (a) ............... 50 50
SCCU Auto Receivables Trust , Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @
100 (a) ........................................................... 40 40
Securitized Term Auto Receivables Trust , Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 27 28
SFS Auto Receivables Securitization Trust , Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable
1/20/28 @ 100 (a) ................................................... 42 43
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 100 100
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 89 90
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
3/15/28 @ 100 ..................................................... 50 50
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ 50 51
Westlake Automobile Receivables Trust .......................................
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 1/15/27 @ 100 (a) .............. 208 209
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 189 190
Wheels Fleet Lease Funding 1 LLC , Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ......... 42 42
1,807
ABS Card (1.2%):
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 50 51
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 73 67
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 25 25
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 75 76
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 100 100
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 127 134
453

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16 , Class M1 , 5 .75%
( TSFR1M + 143 bps ) , 10/25/32 , Callable 7/25/25 @ 100 (b) ...................... $ 39 $ 42
ABS Other (2.5%):
Barings Equipment Finance LLC , Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 11/13/29
@ 100 (a) ......................................................... 50 51
CCG Receivables Trust , Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 9/14/27 @ 100 (a) . 50 51
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 2/20/28 @ 100 (a) . 42 43
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 46 45
Dell Equipment Finance Trust , Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 11/22/26 @
100 (a) ........................................................... 100 101
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 48 50
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 35 36
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class A4 , 4 .58% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 35 35
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 200 201
John Deere Owner Trust , Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 5/15/28 @ 100 . 33 33
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28
@ 100 (a) ......................................................... 40 40
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 50 51
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 29 30
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 4/20/30 @
100 (a) ........................................................... 43 44
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 34 35
Volvo Financial Equipment LLC , Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 5/15/28
@ 100 (a) ......................................................... 45 45
891
Total Asset-Backed Securities (Cost $3,144)
a
a
a
3,193
Collateralized Mortgage Obligations (6.1%)
Agency CMO Other (1.0%):
Federal Home Loan Mortgage Corporation , Series 4395 , Class PA , 2 .50% , 4/15/37 ........ 84 81
Federal National Mortgage Association .......................................
Series 2005-19 , Class PB , 5 .50% , 3/25/35 ................................. 107 110
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 85 85
Series 2013-81 , Class KA , 2 .75% , 9/25/42 ................................. 83 79
355
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation , Series K146 , Class A2 , 2 .92% , 6/25/32 , Callable
6/25/32 @ 100 ..................................................... 50 46
Federal National Mortgage Association , Series 2022-M12 , Class A , 3 .18% , 12/25/28 (c) ..... 50 48
94
Commercial MBS (4.8%):
BANK , Series 2020-BN26 , Class AS , 2 .69% , 3/15/63 , Callable 3/15/30 @ 100 ........... 290 255
CFCRE Commercial Mortgage Trust , Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable
11/10/26 @ 100 .................................................... 163 162
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 55 55
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 244 239
COMM Mortgage Trust , Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (d) .............. 40 42
CSAIL Commercial Mortgage Trust , Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable
8/15/25 @ 100 ..................................................... 31 31
GS Mortgage Securities Trust , Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @
100 ............................................................. 162 160
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .64% , 2/5/45 (a) (c) (d) ......... 33 34
IRV Trust , Series 2025-200P , Class A , 5 .47% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 40 40

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2016-JP2 , Class A4 , 2 .82% ,
8/15/49 , Callable 7/15/26 @ 100 ........................................ $ 376 $ 369
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 41 41
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 100 99
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (d) ................ 35 32
Wells Fargo Commercial Mortgage Trust , Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 ,
Callable 10/15/26 @ 100 ............................................. 200 196
1,755
Total Collateralized Mortgage Obligations (Cost $2,269)
a
a
a
2,204
Corporate Bonds (25.9%)
Communication Services (1.7%):
AT&T, Inc. , 5 .15% , 11/15/46 , Callable 5/15/46 @ 100 ............................ 85 78
Comcast Corp. , 3 .45% , 2/1/50 , Callable 8/1/49 @ 100 ............................ 212 146
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 85 69
T-Mobile US, Inc. , 3 .88% , 4/15/30 , Callable 1/15/30 @ 100 ........................ 212 206
Verizon Communications, Inc. , 3 .55% , 3/22/51 , Callable 9/22/50 @ 100 ................ 170 121
620
Consumer Discretionary (1.4%):
D.R. Horton, Inc. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ........................ 38 38
Daimler Truck Finance North America LLC , 5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) ... 34 34
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 42 43
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 41 36
Marriott International, Inc. , 5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................. 38 38
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 7/13/25 @ 100.94 (a) .......................... 35 34
NVR, Inc. , 3 .00% , 5/15/30 , Callable 11/15/29 @ 100 ............................. 142 132
O'Reilly Automotive, Inc. , 4 .70% , 6/15/32 , Callable 3/15/32 @ 100 ................... 84 83
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 34 34
Volkswagen Group of America Finance LLC , 6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) .. 34 36
508
Consumer Staples (2.4%):
Altria Group, Inc. , 4 .40% , 2/14/26 , Callable 12/14/25 @ 100 ........................ 89 89
BAT Capital Corp. , 5 .28% , 4/2/50 , Callable 10/2/49 @ 100 ......................... 85 75
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 85 84
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 42 43
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 85 70
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 38 38
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 170 151
Sysco Corp. , 5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ............................ 30 31
The Campbell's Company , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ................... 48 49
The Estee Lauder Cos., Inc. , 4 .15% , 3/15/47 , Callable 9/15/46 @ 100 ................. 89 70
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 17 17
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 85 91
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 64 64
872
Energy (2.8%):
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 42 40
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 38 39
Energy Transfer LP , 3 .75% , 5/15/30 , Callable 2/15/30 @ 100 ........................ 85 82
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 21 21
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 35 36
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 42 43
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 20 20
MPLX LP , 4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ............................. 127 126
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) ................. 171 158
Occidental Petroleum Corp. , 6 .45% , 9/15/36 ................................... 30 31
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 38 37

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pioneer Natural Resources Co. , 1 .90% , 8/15/30 , Callable 5/15/30 @ 100 ............... $ 213 $ 189
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 34 35
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 30 30
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 38 38
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 19 19
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. 75 72
1,016
Financials (5.4%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 42 41
American Express Co. , 5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) ....... 42 43
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 15 15
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 24 24
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 40 40
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 (a) ................... 22 22
Bank of America Corp. , 2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (b) .... 170 150
Brown & Brown, Inc. , 5 .25% , 6/23/32 , Callable 4/23/32 @ 100 ...................... 21 21
Capital One Financial Corp. , 2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) ... 38 32
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 64 58
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (b) ...................... 17 17
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 25 25
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 9 9
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 85 88
JPMorgan Chase & Co. , 5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) ...... 173 180
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ......... 50 49
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 30 30
MassMutual Global Funding II , 4 .35% , 9/17/31 (a) ............................... 37 36
Morgan Stanley , 2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (b) ..... 127 111
New York Life Global Funding , 5 .00% , 1/9/34 (a) ................................ 85 86
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 34 35
Old Republic International Corp. , 3 .85% , 6/11/51 , Callable 12/11/50 @ 100 ............. 88 63
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 34 35
Regions Financial Corp. , 1 .80% , 8/12/28 , Callable 6/12/28 @ 100 .................... 85 79
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 85 88
Santander Holdings USA, Inc. , 5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (b) ... 42 43
Simon Property Group LP , 5 .85% , 3/8/53 , Callable 9/8/52 @ 100 ..................... 51 51
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 74 74
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (e) 50 50
The NorthWestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 30 31
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (b) ................. 47 46
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 48 50
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 30 31
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ....................... 42 42
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (b) ................. 85 89
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 42 44
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 42 44
1,972
Health Care (2.7%):
AbbVie, Inc. , 4 .45% , 5/14/46 , Callable 11/14/45 @ 100 ........................... 121 104
Amgen, Inc. , 5 .15% , 3/2/28 , Callable 2/2/28 @ 100 .............................. 119 122
Baxter International, Inc. , 3 .50% , 8/15/46 , Callable 2/15/46 @ 100 ................... 93 66
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 25 26
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 127 136
Centene Corp. , 4 .25% , 12/15/27 , Callable 7/18/25 @ 100.71 ........................ 58 57
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 85 78
HCA, Inc. , 4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .............................. 164 161
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 42 43
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 30 30
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 42 41

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Universal Health Services, Inc. , 2 .65% , 10/15/30 , Callable 7/15/30 @ 100 (a) ............ $ 87 $ 78
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 42 42
984
Industrials (3.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 42 37
Ashtead Capital, Inc. , 4 .25% , 11/1/29 , Callable 7/13/25 @ 102.13 (a) .................. 85 83
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 15 15
CSX Corp. , 3 .35% , 9/15/49 , Callable 3/15/49 @ 100 ............................. 78 55
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 85 87
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 28 29
Honeywell International, Inc. , 2 .80% , 6/1/50 , Callable 12/1/49 @ 100 ................. 70 44
Leidos, Inc. , 5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ............................ 34 35
Norfolk Southern Corp.
2 .30% , 5/15/31 , Callable 2/15/31 @ 100 .................................. 85 75
2 .90% , 8/25/51 , Callable 2/25/51 @ 100 .................................. 106 66
Northrop Grumman Corp. , 5 .25% , 5/1/50 , Callable 11/1/49 @ 100 .................... 99 93
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 212 214
4 .96% , 1/13/30 (a) .................................................. 34 35
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 42 32
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 25 26
Snap-on, Inc. , 4 .10% , 3/1/48 , Callable 9/1/47 @ 100 .............................. 98 79
The Boeing Co. , 5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ........................... 85 82
United Airlines Pass Through Trust , 5 .45% , 2/15/37 .............................. 42 42
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 17 17
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 42 43
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 34 33
1,222
Information Technology (1.2%):
Broadcom, Inc. , 5 .00% , 4/15/30 , Callable 1/15/30 @ 100 .......................... 85 87
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 21 20
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 15 15
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 127 119
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 85 59
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 28 28
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 106 95
423
Materials (1.0%):
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 42 36
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 30 30
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 34 32
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 42 37
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 18 17
Newmont Corp. , 2 .60% , 7/15/32 , Callable 4/15/32 @ 100 .......................... 88 78
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 42 26
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 ........................ 38 37
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 42 44
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 17 17
354
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 30 30
AvalonBay Communities, Inc. , 5 .35% , 6/1/34 , Callable 3/1/34 @ 100 ................. 47 49
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 35 35
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 109 96
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 9/15/34 , Callable 6/15/34 @ 100 ......... 42 42
Sabra Health Care LP , 5 .13% , 8/15/26 , Callable 7/31/25 @ 100.57 .................... 38 38
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 45 45
335

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (3.0%):
AEP Texas, Inc. , 5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .......................... $ 38 $ 39
Ameren Illinois Co. , 1 .55% , 11/15/30 , Callable 8/15/30 @ 100 ...................... 85 74
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 42 43
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 42 44
Commonwealth Edison Co. , 5 .30% , 6/1/34 , Callable 3/1/34 @ 100 ................... 38 39
Consolidated Edison Co. of New York, Inc. , 6 .30% , 8/15/37 ........................ 106 115
Duke Energy Corp. , 4 .50% , 8/15/32 , Callable 5/15/32 @ 100 ....................... 85 83
Entergy Arkansas LLC , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 ....................... 47 48
Entergy Louisiana LLC
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 42 42
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 34 34
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 30 30
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 42 42
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 38 38
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 42 34
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 (a) ................................. 8 8
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) ............. 38 39
Pinnacle West Capital Corp. , 5 .15% , 5/15/30 , Callable 4/15/30 @ 100 ................. 35 36
Public Service Electric & Gas Co. , 3 .95% , 5/1/42 , Callable 11/1/41 @ 100 , MTN ......... 135 111
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 85 89
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 148 91
1,079
Total Corporate Bonds (Cost $9,830)
a
a
a
9,385
Yankee Dollars (4.2%)
Consumer Staples (0.2%):
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 34 35
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 ............................................. 42 46
81
Energy (0.3%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 42 42
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 42 43
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 30 30
115
Financials (2.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 6 .50% , 7/15/25 ............ 127 127
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 42 43
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 18 18
Barclays PLC , 2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ......... 50 49
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (b) .............. 85 88
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 42 45
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 127 132
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 85 76
HSBC Holdings PLC , 2 .87% ( SOFR + 141 bps ) , 11/22/32 , Callable 11/22/31 @ 100 (b) ...... 119 105
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 30 31
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 24 25
739
Health Care (0.2%):
Smith & Nephew PLC , 5 .40% , 3/20/34 , Callable 12/20/33 @ 100 .................... 54 55
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 30 29
84
Industrials (1.0%):
Canadian National Railway Co. , 3 .20% , 8/2/46 , Callable 2/2/46 @ 100 ................ 72 51
Canadian Pacific Railway Co. , 3 .10% , 12/2/51 , Callable 6/2/51 @ 100 ................. 78 51
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 170 167

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... $ 34 $ 34
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 42 43
346
Materials (0.3%):
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 34 35
Rio Tinto Finance USA Ltd. , 5 .20% , 11/2/40 ................................... 64 63
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 21 21
119
Utilities (0.1%):
Iberdrola International BV , 6 .75% , 9/15/33 ..................................... 42 45
Total Yankee Dollars (Cost $1,561)
a
a
a
1,529
Municipal Bonds (0.3%)
Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 50 49
Series A , 4 .48% , 8/1/39 .............................................. 75 71
120
Total Municipal Bonds (Cost $121)
a
a
a
120
U.S. Government Agency Mortgages (14.4%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (e) ................................ 50 50
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 35 35
2 .20% , 9/2/36 ..................................................... 100 76
5 .60% , 8/5/39 ..................................................... 32 32
6 .19% , 6/17/44 .................................................... 45 45
188
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 - 11/1/54 .............................................. 274 276
5 .00% , 2/1/40 ..................................................... 36 36
2 .00% , 3/1/51 ..................................................... 459 368
3 .00% , 3/1/51 ..................................................... 30 26
3 .50% , 3/1/52 ..................................................... 886 798
4 .50% , 6/1/52 ..................................................... 717 688
6 .00% , 1/1/55 - 3/1/55 ............................................... 98 99
2,291
Federal National Mortgage Association
6 .00% , 2/1/37 - 3/1/54 ............................................... 131 134
4 .00% , 3/1/47 - 10/1/48 .............................................. 44 42
2 .50% , 7/1/51 ..................................................... 1,673 1,388
4 .50% , 3/1/53 ..................................................... 37 35
5 .50% , 2/1/55 - 3/1/55 ............................................... 195 195
1,794
Government National Mortgage Association
4 .50% , 3/20/53 .................................................... 85 82
5 .50% , 4/20/53 .................................................... 163 164
2 .50% , 7/20/53 .................................................... 81 69
5 .00% , 7/20/53 - 4/20/54 ............................................. 425 419
6 .00% , 9/20/53 .................................................... 151 155
889
Total U.S. Government Agency Mortgages (Cost $5,607)
a
a
a
5,212
U.S. Treasury Obligations (39.3%)
U.S. Treasury Bonds
2 .00% , 11/15/41 .................................................... 356 245

Victory Portfolios
Victory Core Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .13% , 8/15/44 .................................................... $ 775 $ 710
4 .63% , 11/15/44 .................................................... 100 98
5 .00% , 5/15/45 .................................................... 80 82
2 .75% , 11/15/47 .................................................... 60 43
4 .75% , 11/15/53 .................................................... 1,000 991
4 .25% , 2/15/54 .................................................... 50 46
4 .25% , 8/15/54 .................................................... 375 343
U.S. Treasury Notes
4 .00% , 2/15/26 .................................................... 600 599
0 .50% , 6/30/27 .................................................... 240 225
4 .13% , 11/15/27 .................................................... 650 656
4 .00% , 2/29/28 .................................................... 1,361 1,371
3 .75% , 4/15/28 .................................................... 565 566
4 .00% , 1/31/29 .................................................... 200 202
4 .25% , 2/28/29 .................................................... 700 712
3 .50% , 4/30/30 .................................................... 150 148
4 .13% , 8/31/30 .................................................... 50 51
4 .38% , 11/30/30 .................................................... 450 462
4 .25% , 2/28/31 .................................................... 1,025 1,045
3 .63% , 9/30/31 .................................................... 100 98
4 .50% , 12/31/31 .................................................... 725 748
1 .88% , 2/15/32 .................................................... 289 254
2 .88% , 5/15/32 .................................................... 268 250
2 .75% , 8/15/32 .................................................... 272 251
4 .50% , 11/15/33 .................................................... 1,250 1,284
4 .00% , 2/15/34 .................................................... 1,550 1,534
4 .25% , 11/15/34 .................................................... 1,200 1,204
Total U.S. Treasury Obligations (Cost $14,171)
a
a
a
14,218
Total Investments (Cost $36,703) — 99.0% 35,861
Other assets in excess of liabilities —  1.0% 376
NET ASSETS - 100.00% $ 36,237
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $5,055
(thousands) and amounted to 13.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2025.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2025.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
.
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $51,617, $268,512 and $978,638) $ 59,144 (a) $ 309,289 (b) $ 1,011,119 (c)
Cash 261 3,633 10,534
Receivables:
Dividends, interest, and securities lending income 55 590 2,151
Capital shares issued 5 367 531
Investments sold 520 458 1,004
From Adviser 4 143 2
Prepaid expenses 10 35 26
Total Assets 59,999 314,515 1,025,367
Liabilities:
Payables:
Collateral received on loaned securities 1,642 198 12,191
Investments purchased 115 — 157
Capital shares redeemed 27 67 1,186
Accrued expenses and other payables:
Investment advisory fees 47 189 703
Administration fees 3 14 44
Custodian fees 1 3 12
Transfer agent fees 5 6 10
Sub-Transfer agent fees 11 17 135
Compliance fees — (d) — (d) 1
Trustees' fees — (d) — (d) 1
12b-1 fees 3 3 8
Other accrued expenses 23 39 43
Total Liabilities 1,877 536 14,491
Commitments and contingencies (Note 5 )
Net Assets:
Capital 45,297 266,543 994,559
Total accumulated earnings (loss) 12,825 47,436 16,317
Net Assets $ 58,122 $ 313,979 $ 1,010,876
Net Assets:
Class A $ 30,992 $ 25,436 $ 57,886
Class C 374 123 2,082
Class R — — 5,604
Class R6 — 218,063 533,941
Class Y 23,616 65,424 411,363
Member Class 3,140 4,933 —
Total $ 58,122 $ 313,979 $ 1,010,876
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 757 1,117 2,132
Class C 16 5 108
Class R — — 222
Class R6 — 9,399 18,186
Class Y 503 2,828 14,170
Member Class 77 212 —
Total 1,353 13,561 34,818
Net asset value, offering and redemption price per share:(e)
Class A $ 40 .90 $ 22 .77 $ 27 .15
Class C(f) 23 .13 22 .49 19 .33
Class R — — 25 .19
Class R6 — 23 .20 29 .36
Class Y 46 .98 23 .14 29 .03
Member Class 41 .01 23 .28 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 43 .40 $ 24 .16 $ 28 .81
(a) Includes $1,584 thousand of securities on loan.
(b) Includes $189 thousand of securities on loan.
(c) Includes $11,546 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $283,710, $324,691 and $38,677) $ 311,797 (a) $ 494,817 $ 264,813
Cash 8,482 8,836 625
Deposit with broker for futures contracts — — 517
Receivables:
Dividends, interest, and securities lending income 636 166 135
Capital shares issued 374 15 222
Investments sold 185 4,030 —
From Adviser 50 2 —
Variation margin on open futures contracts — — 6
Reclaims — — — (b)
Prepaid expenses 32 16 13
Total Assets 321,556 507,882 266,331
Liabilities:
Payables:
Collateral received on loaned securities 3,731 — —
Investments purchased 45 9,742 —
Capital shares redeemed 5,153 914 54
Accrued expenses and other payables:
Investment advisory fees 204 297 42
Administration fees 14 22 12
Custodian fees 3 5 3
Transfer agent fees 3 31 4
Sub-Transfer agent fees 4 54 25
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 1 46 19
Other accrued expenses 41 45 32
Total Liabilities 9,199 11,156 191
Commitments and contingencies (Note 5 )
Net Assets:
Capital 280,840 260,380 27,356
Total accumulated earnings (loss) 31,517 236,346 238,784
Net Assets $ 312,357 $ 496,726 $ 266,140
Net Assets:
Class A $ 9,115 $ 446,858 $ 204,305
Class C — 3,909 —
Class R — — 33,861
Class R6 264,947 — —
Class Y 31,254 45,959 27,974
Member Class 7,041 — —
Total $ 312,357 $ 496,726 $ 266,140
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 441 7,588 7,583
Class C — 106 —
Class R — — 1,266
Class R6 12,554 — —
Class Y 1,488 676 1,025
Member Class 336 — —
Total 14,819 8,370 9,874
Net asset value, offering and redemption price per share:(c)
Class A $ 20 .68 $ 58 .89 $ 26 .94
Class C(d) — 36 .73 —
Class R — — 26 .75
Class R6 21 .11 — —
Class Y 21 .00 67 .97 27 .29
Member Class 20 .93 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21 .94 $ 62 .48 $ 27 .56
(a) Includes $3,590 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $222,889, $175,351 and $2,720,996) $ 286,719 (a) $ 236,296 $ 3,870,156 (b)
Foreign currency, at value (Cost $—, $212 and $2,247) — 212 2,262
Cash 4,234 2,211 30,308
Receivables:
Dividends, interest, and securities lending income 170 565 5,713
Capital shares issued 32 — 2,025
Investments sold — — (c) 9,156
From Adviser 2 178 880
Reclaims — 617 10,878
Prepaid expenses 30 10 46
Total Assets 291,187 240,089 3,931,424
Liabilities:
Payables:
Collateral received on loaned securities 1,650 — 117,475
Investments purchased 3,301 629 2
Capital shares redeemed 284 33 6,212
Accrued foreign capital gains taxes — 484 —
Accrued expenses and other payables:
Investment advisory fees 168 154 2,814
Administration fees 13 10 168
Custodian fees 3 36 134
Transfer agent fees — 1 361
Sub-Transfer agent fees 61 1 300
Compliance fees — (c) — (c) 3
Trustees' fees — (c) — (c) 3
12b-1 fees 14 — (c) 7
Other accrued expenses 32 52 389
Total Liabilities 5,526 1,400 127,868
Commitments and contingencies (Note 5 )
Net Assets:
Capital 197,953 170,125 2,649,983
Total accumulated earnings (loss) 87,708 68,564 1,153,573
Net Assets $ 285,661 $ 238,689 $ 3,803,556
Net Assets:
Class A $ 135,654 $ 3,988 $ 62,452
Class C 1,014 — 821
Class I — 3,952 3,000,554
Class R6 65,182 222,077 151,988
Class Y 83,811 8,672 587,741
Total $ 285,661 $ 238,689 $ 3,803,556
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 15,336 418 3,342
Class C 118 — 45
Class I — 411 159,188
Class R6 4,510 22,957 8,025
Class Y 6,337 911 31,357
Total 26,301 24,697 201,957
Net asset value, offering and redemption price per share:(d)
Class A $ 8 .85 $ 9 .53 $ 18 .69
Class C(e) 8 .57 — 18 .11
Class I — 9 .61 18 .85
Class R6 14 .45 9 .67 18 .94
Class Y 13 .23 9 .52 18 .74
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .39 $ 10 .11 $ 19 .83
(a) Includes $1,619 thousand of securities on loan.
(b) Includes $117,298 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Core Bond
Fund
Assets:
Investments, at value (Cost $36,703) $ 35,861
Cash 109
Deposit with broker for futures contracts 2
Receivables:
Dividends, interest, and securities lending income 309
Capital shares issued — (a)
From Adviser 20
Prepaid expenses 17
Total Assets 36,318
Liabilities:
Payables:
Investments purchased 35
Capital shares redeemed 1
Accrued expenses and other payables:
Investment advisory fees 12
Administration fees 1
Custodian fees 2
Transfer agent fees 1
Sub-Transfer agent fees 4
Compliance fees — (a)
Trustees' fees — (a)
12b-1 fees 1
Other accrued expenses 24
Total Liabilities 81
Commitments and contingencies (Note 5 )
Net Assets:
Capital 48,350
Total accumulated earnings (loss) (12,113)
Net Assets $ 36,237
Net Assets:
Class A $ 5,622
Class C 106
Class R6 12,911
Class Y 17,598
Total $ 36,237
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 679
Class C 13
Class R6 1,554
Class Y 2,117
Total 4,363
Net asset value, offering and redemption price per share:(b)
Class A $ 8 .28
Class C(c) 8 .35
Class R6 8 .31
Class Y 8 .31
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .47
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 1,030 $ 6,240 $ 27,318
Interest 35 148 377
Securities lending (net of fees) 7 — (a) 20
Foreign tax withholding — — (a) (4)
Total Income 1,072 6,388 27,711
Expenses:
Investment advisory fees 641 2,350 9,956
Administration fees 35 170 626
Sub-Administration fees 17 17 17
12b-1 fees — Class A 82 65 167
12b-1 fees — Class C 5 1 25
12b-1 fees — Class R — — 29
Custodian fees 4 14 48
Transfer agent fees — Class A 10 9 9
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R — (a) — 1
Transfer agent fees — Class R6 — 10 31
Transfer agent fees — Class Y 11 9 11
Transfer agent fees — Member Class 7 6 —
Sub-Transfer agent fees — Class A 32 39 131
Sub-Transfer agent fees — Class C 1 — (a) 3
Sub-Transfer agent fees — Class R — — 15
Sub-Transfer agent fees — Class Y 43 79 510
Trustees' fees 6 19 71
Compliance fees 1 3 10
Printing fees 34 59 100
Legal and audit fees 13 25 64
State registration and filing fees 52 69 80
Other expenses 6 12 37
Total Expenses 1,000 2,956 11,941
Expenses waived/reimbursed by Adviser (28) (861) (21)
Net Expenses 972 2,095 11,920
Net Investment Income (Loss) 100 4,293 15,791
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,857 14,623 14,215
Net change in unrealized appreciation/depreciation on investment securities 16 5,425 (57,951)
Net realized/unrealized gains (losses) on investments 6,873 20,048 (43,736)
Change in net assets resulting from operations $ 6,973 $ 24,341 $ (27,945)
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 6,733 $ 3,831 $ 3,408
Interest 244 394 82
Securities lending (net of fees) 2 3 — (a)
Foreign tax withholding — (55) (1)
Total Income 6,979 4,173 3,489
Expenses:
Investment advisory fees 2,546 3,580 511
Administration fees 173 259 141
Sub-Administration fees 17 17 20
12b-1 fees — Class A 22 1,076 296
12b-1 fees — Class C — 36 —
12b-1 fees — Class R — — 172
Custodian fees 14 21 12
Transfer agent fees — Class A 1 188 19
Transfer agent fees — Class C — 1 —
Transfer agent fees — Class R — — 4
Transfer agent fees — Class R6 4 — —
Transfer agent fees — Class Y 3 3 1
Transfer agent fees — Member Class 12 — —
Sub-Transfer agent fees — Class A 15 392 98
Sub-Transfer agent fees — Class C — 5 —
Sub-Transfer agent fees — Class R — — 2
Sub-Transfer agent fees — Class Y 29 29 18
Trustees' fees 20 30 17
Compliance fees 3 4 2
Printing fees 63 87 33
Legal and audit fees 24 32 22
State registration and filing fees 54 44 48
Interfund lending fees — — 14
Other expenses 12 18 37
Total Expenses 3,012 5,822 1,467
Expenses waived/reimbursed by Adviser (308) (10) —
Net Expenses 2,704 5,812 1,467
Net Investment Income (Loss) 4,275 (1,639) 2,022
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 11,999 71,613 44,392
Net realized gains (losses) from futures contracts — — 34
Net change in unrealized appreciation/depreciation on investment securities (5,959) 4,025 (10,046)
Net change in unrealized appreciation/depreciation on futures contracts — — 46
Net realized/unrealized gains (losses) on investments 6,040 75,638 34,426
Change in net assets resulting from operations $ 10,315 $ 73,999 $ 36,448
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund
— Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 3,128 $ 7,234 $ 122,847
Interest 86 77 1,313
Securities lending (net of fees) 2 15 318
Foreign tax withholding — (899) (13,265)
Total Income 3,216 6,427 111,213
Expenses:
Investment advisory fees 2,240 1,802 32,102
Administration fees 162 122 1,906
Sub-Administration fees 17 17 17
12b-1 fees — Class A 353 10 139
12b-1 fees — Class C 14 — 10
Custodian fees 13 97 538
Transfer agent fees — Class A 17 3 6
Transfer agent fees — Class C — (a) — — (a)
Transfer agent fees — Class I — — (a) 1,668
Transfer agent fees — Class R — (a) — —
Transfer agent fees — Class R6 3 — (a) 6
Transfer agent fees — Class Y 5 — (a) 13
Sub-Transfer agent fees — Class A 221 4 226
Sub-Transfer agent fees — Class C 1 — 1
Sub-Transfer agent fees — Class I — 3 2,449
Sub-Transfer agent fees — Class Y 124 1 513
Trustees' fees 18 15 192
Compliance fees 3 2 30
Printing fees 50 27 556
Legal and audit fees 23 32 261
State registration and filing fees 50 47 144
Interfund lending fees — 2 20
Line of credit fees — 1 —
Other expenses 11 46 164
Total Expenses 3,325 2,231 40,961
Expenses waived/reimbursed by Adviser (12) (961) (6,085)
Net Expenses 3,313 1,270 34,876
Net Investment Income (Loss) (97) 5,157 76,337
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 56,658 16,164 280,019
Foreign taxes on realized gains — (246) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (18,984) 21,332 495,946
Net change in accrued foreign taxes on unrealized gains — 483 —
Net realized/unrealized gains (losses) on investments 37,674 37,733 775,965
Change in net assets resulting from operations $ 37,577 $ 42,890 $ 852,302
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Core Bond
Fund
Investment Income:
Interest $ 2,004
Securities lending (net of fees) 1
Total Income 2,005
Expenses:
Investment advisory fees 179
Administration fees 24
Sub-Administration fees 20
12b-1 fees — Class A 15
12b-1 fees — Class C 1
Custodian fees 9
Transfer agent fees — Class A 5
Transfer agent fees — Class C — (a)
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 1
Sub-Transfer agent fees — Class A 6
Sub-Transfer agent fees — Class C — (a)
Sub-Transfer agent fees — Class Y 1
Trustees' fees 6
Compliance fees — (a)
Printing fees 30
Legal and audit fees 14
State registration and filing fees 67
Other expenses 14
Total Expenses 392
Expenses waived/reimbursed by Adviser (113)
Net Expenses 279
Net Investment Income (Loss) 1,726
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (370)
Net change in unrealized appreciation/depreciation on investment securities 1,320
Net realized/unrealized gains (losses) on investments 950
Change in net assets resulting from operations $ 2,676
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 100 $ 77 $ 4,293 $ 3,564
Net realized gains (losses) 6,857 6,041 14,623 36,289
Net change in unrealized appreciation/depreciation 16 1,775 5,425 (3,491)
Change in net assets resulting from operations 6,973 7,893 24,341 36,362
Distributions to Shareholders:
Class A (2,982) (496) (3,929) (708)
Class C (72) (10) (18) (2)
Class R — (7) (a) — —
Class R6 — — (31,791) (7,650)
Class Y (2,369) (313) (10,769) (1,818)
Member Class (295) (56) (593) (94)
Change in net assets resulting from distributions to shareholders (5,718) (882) (47,100) (10,272)
Change in net assets resulting from capital transactions (4,320) (5,414) 31,686 (41,624)
Change in net assets (3,065) 1,597 8,927 (15,534)
Net Assets:
Beginning of period 61,187 59,590 305,052 320,586
End of period $ 58,122 $ 61,187 $ 313,979 $ 305,052
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 965 $ 898 $ 3,189 $ 3,901
Distributions reinvested 2,527 408 3,880 697
Cost of shares redeemed (6,010) (6,155) (5,539) (5,933)
Converted from Class R — 438 — —
Total Class A $ (2,518) $ (4,411) $ 1,530 $ (1,335)
Class C
Proceeds from shares issued $ 171 $ 30 $ 19 $ — (a)
Distributions reinvested 72 10 18 2
Cost of shares redeemed (458) (311) (1) (10)
Total Class C $ (215) $ (271) $ 36 $ (8)
Class R
Proceeds from shares issued $ — $ 23 (b) $ — $ —
Distributions reinvested — 7 (b) — —
Cost of shares redeemed — (162) (b) — —
Converted into Class A — (438) — —
Total Class R $ — $ (570) $ — $ —
Class R6
Proceeds from shares issued $ — $ — $ 37,531 $ 34,498
Distributions reinvested — — 31,784 7,642
Cost of shares redeemed — — (49,934) (80,661)
Total Class R6 $ — $ — $ 19,381 $ (38,521)
Class Y
Proceeds from shares issued $ 6,264 $ 7,498 $ 17,384 $ 15,604
Distributions reinvested 1,837 261 10,623 1,794
Cost of shares redeemed (9,366) (7,547) (18,575) (19,148)
Total Class Y $ (1,265) $ 212 $ 9,432 $ (1,750)
Member Class
Proceeds from shares issued $ 854 $ 704 $ 2,968 $ 1,058
Distributions reinvested 295 56 593 94
Cost of shares redeemed (1,471) (1,134) (2,254) (1,162)
Total Member Class $ (322) $ (374) $ 1,307 $ (10)
Change in net assets resulting from capital transactions $ (4,320) $ (5,414) $ 31,686 $ (41,624)

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value
Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 24 23 136 166
Reinvested 59 11 166 31
Redeemed (148) (162) (234) (256)
Converted from Class R — 11 — —
Total Class A (65) (117) 68 (59)
Class C
Issued 6 1 — (c) — (c)
Reinvested 3 — (c) 1 — (c)
Redeemed (19) (13) — (c) — (c)
Total Class C (10) (12) 1 — (c)
Class R
Issued — 1 (b) — —
Reinvested — — (b) (c) — —
Redeemed — (5) (b) — —
Converted into Class A — (11) — —
Total Class R — (15) — —
Class R6
Issued — — 1,594 1,466
Reinvested — — 1,339 330
Redeemed — — (2,021) (3,382)
Total Class R6 — — 912 (1,586)
Class Y
Issued 130 183 674 663
Reinvested 38 6 449 78
Redeemed (205) (181) (792) (814)
Total Class Y (37) 8 331 (73)
Member Class
Issued 21 19 123 44
Reinvested 7 1 25 4
Redeemed (36) (30) (94) (51)
Total Member Class (8) (10) 54 (3)
Change in Shares (120) (146) 1,366 (1,721)
(a) Rounds to less than $1 thousand.
(b) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,791 $ 18,164 $ 4,275 $ 3,473
Net realized gains (losses) 14,215 219,421 11,999 21,187
Net change in unrealized appreciation/depreciation (57,951) (86,275) (5,959) 3,621
Change in net assets resulting from operations (27,945) 151,310 10,315 28,281
Distributions to Shareholders:
Class A (11,452) (7,310) (884) (182)
Class C (531) (453) — —
Class R (1,039) (534) — —
Class R6 (100,276) (72,046) (27,089) (5,824)
Class Y (76,286) (65,250) (3,394) (1,000)
Member Class — — (650) (130)
Change in net assets resulting from distributions to shareholders (189,584) (145,593) (32,017) (7,136)
Change in net assets resulting from capital transactions 19,780 (374,079) 28,139 31,801
Change in net assets (197,749) (368,362) 6,437 52,946
Net Assets:
Beginning of period 1,208,625 1,576,987 305,920 252,974
End of period $ 1,010,876 $ 1,208,625 $ 312,357 $ 305,920

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 12,447 $ 7,698 $ 1,261 $ 1,518
Distributions reinvested 10,584 6,568 884 182
Cost of shares redeemed (18,659) (18,612) (1,249) (1,559)
Total Class A $ 4,372 $ (4,346) $ 896 $ 141
Class C
Proceeds from shares issued $ 525 $ 483 $ — $ —
Distributions reinvested 530 437 — —
Cost of shares redeemed (1,239) (2,645) — —
Total Class C $ (184) $ (1,725) $ — $ —
Class R
Proceeds from shares issued $ 1,506 $ 1,772 $ — $ —
Distributions reinvested 1,026 527 — —
Cost of shares redeemed (1,354) (1,112) — —
Total Class R $ 1,178 $ 1,187 $ — $ —
Class R6
Proceeds from shares issued $ 77,084 $ 135,308 $ 67,437 $ 103,372
Distributions reinvested 98,129 70,422 25,087 5,525
Cost of shares redeemed (196,573) (309,572) (66,188) (60,563)
Total Class R6 $ (21,360) $ (103,842) $ 26,336 $ 48,334
Class Y
Proceeds from shares issued $ 98,561 $ 85,056 $ 5,739 $ 15,571
Distributions reinvested 71,285 62,140 3,141 884
Cost of shares redeemed (134,072) (412,549) (9,654) (32,543)
Total Class Y $ 35,774 $ (265,353) $ (774) $ (16,088)
Member Class
Proceeds from shares issued $ — $ — $ 2,828 $ 1,262
Distributions reinvested — — 650 130
Cost of shares redeemed — — (1,797) (1,978)
Total Member Class $ — $ — $ 1,681 $ (586)
Change in net assets resulting from capital transactions $ 19,780 $ (374,079) $ 28,139 $ 31,801

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap Value
Fund
Victory Integrity Small/Mid-Cap
Value Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 381 234 62 72
Reinvested 338 203 40 9
Redeemed (626) (564) (57) (75)
Total Class A 93 (127) 45 6
Class C
Issued 26 20 — —
Reinvested 24 18 — —
Redeemed (58) (105) — —
Total Class C (8) (67) — —
Class R
Issued 53 58 — —
Reinvested 35 17 — —
Redeemed (49) (36) — —
Total Class R 39 39 — —
Class R6
Issued 2,352 3,824 3,091 4,854
Reinvested 2,901 2,040 1,100 258
Redeemed (5,992) (8,839) (3,024) (2,821)
Total Class R6 (739) (2,975) 1,167 2,291
Class Y
Issued 3,006 2,443 259 735
Reinvested 2,131 1,818 138 41
Redeemed (4,224) (11,769) (444) (1,524)
Total Class Y 913 (7,508) (47) (748)
Member Class
Issued — — 127 60
Reinvested — — 29 6
Redeemed — — (82) (93)
Total Member Class — — 74 (27)
Change in Shares 298 (10,638) 1,239 1,522

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,639) $ (1,088) $ 2,022 $ 2,484
Net realized gains (losses) 71,613 42,372 44,426 10,646
Net change in unrealized appreciation/depreciation 4,025 48,878 (10,000) 42,718
Change in net assets resulting from operations 73,999 90,162 36,448 55,848
Distributions to Shareholders:
Class A (35,580) (17,098) (29,779) (9,878)
Class C (459) (87) — —
Class R — — (5,296) (1,525)
Class Y (3,211) (1,545) (4,417) (2,875)
Change in net assets resulting from distributions to shareholders (39,250) (18,730) (39,492) (14,278)
Change in net assets resulting from capital transactions (8,109) (14,558) (15,679) 4,061
Change in net assets 26,640 56,874 (18,723) 45,631
Net Assets:
Beginning of period 470,086 413,212 284,863 239,232
End of period $ 496,726 $ 470,086 $ 266,140 $ 284,863

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Multi-Cap Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 7,106 $ 6,256 $ 12,127 $ 7,340
Distributions reinvested 31,085 14,840 25,665 8,433
Cost of shares redeemed (47,805) (34,194) (25,560) (17,733)
Total Class A $ (9,614) $ (13,098) $ 12,232 $ (1,960)
Class C
Proceeds from shares issued $ 608 $ 1,834 $ — $ —
Distributions reinvested 457 85 — —
Cost of shares redeemed (484) (1,521) — —
Total Class C $ 581 $ 398 $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 11,658 $ 13,322
Distributions reinvested — — 5,296 1,525
Cost of shares redeemed — — (14,798) (8,641)
Total Class R $ — $ — $ 2,156 $ 6,206
Class Y
Proceeds from shares issued $ 4,371 $ 3,535 $ 4,723 $ 6,922
Distributions reinvested 2,899 1,361 4,404 2,869
Cost of shares redeemed (6,346) (6,754) (39,194) (9,976)
Total Class Y $ 924 $ (1,858) $ (30,067) $ (185)
Change in net assets resulting from capital transactions $ (8,109) $ (14,558) $ (15,679) $ 4,061
Share Transactions:
Class A
Issued 127 131 455 302
Reinvested 550 319 976 353
Redeemed (858) (698) (959) (726)
Total Class A (181) (248) 472 (71)
Class C
Issued 17 52 — —
Reinvested 13 3 — —
Redeemed (14) (48) — —
Total Class C 16 7 — —
Class R
Issued — — 438 553
Reinvested — — 203 65
Redeemed — — (574) (353)
Total Class R — — 67 265
Class Y
Issued 67 63 166 279
Reinvested 45 26 165 119
Redeemed (101) (124) (1,403) (403)
Total Class Y 11 (35) (1,072) (5)
Change in Shares (154) (276) (533) 189

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund — Core Equity
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (97) $ (844) $ 5,157 $ 4,982
Net realized gains (losses) 56,658 32,286 15,918 2,474
Net change in unrealized appreciation/depreciation (18,984) 4,850 21,815 23,667
Change in net assets resulting from operations 37,577 36,292 42,890 31,123
Distributions to Shareholders:
Class A (27,402) (8,665) (120) (134)
Class C (279) (152) — —
Class I — — (121) (129)
Class R — (644) (a) — —
Class R6 (8,053) (2,796) (7,208) (7,030)
Class Y (12,927) (5,138) (249) (279)
Change in net assets resulting from distributions to shareholders (48,661) (17,395) (7,698) (7,572)
Change in net assets resulting from capital transactions (22,156) (47,500) (16,445) 1,409
Change in net assets (33,240) (28,603) 18,747 24,960
Net Assets:
Beginning of period 318,901 347,504 219,942 194,982
End of period $ 285,661 $ 318,901 $ 238,689 $ 219,942
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund — Core Equity
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 7,041 $ 7,832 $ 278 $ 96
Distributions reinvested 25,423 8,024 102 114
Cost of shares redeemed (33,921) (31,282) (979) (408)
Converted from Class R — 8,294 — —
Total Class A $ (1,457) $ (7,132) $ (599) $ (198)
Class C
Proceeds from shares issued $ 48 $ 69 $ — $ —
Distributions reinvested 279 152 — —
Cost of shares redeemed (1,182) (2,058) — —
Total Class C $ (855) $ (1,837) $ — $ —
Class I
Proceeds from shares issued $ — $ — $ 8 $ 90
Distributions reinvested — — 121 129
Cost of shares redeemed — — (397) (349)
Total Class I $ — $ — $ (268) $ (130)
Class R
Proceeds from shares issued $ — $ 559 (a) $ — $ —
Distributions reinvested — 643 (a) — —
Cost of shares redeemed — (1,211) (a) — —
Converted into Class A — (8,294) — —
Total Class R $ — $ (8,303) $ — $ —
Class R6
Proceeds from shares issued $ 6,430 $ 6,005 $ 939 $ 515
Distributions reinvested 8,049 2,793 7,208 7,030
Cost of shares redeemed (14,389) (17,673) (23,920) (4,655)
Total Class R6 $ 90 $ (8,875) $ (15,773) $ 2,890
Class Y
Proceeds from shares issued $ 5,008 $ 4,010 $ 145 $ 59
Distributions reinvested 12,579 5,018 246 245
Cost of shares redeemed (37,521) (30,381) (196) (1,457)
Total Class Y $ (19,934) $ (21,353) $ 195 $ (1,153)
Change in net assets resulting from capital transactions $ (22,156) $ (47,500) $ (16,445) $ 1,409

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund — Core Equity
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 797 851 32 13
Reinvested 2,953 901 13 15
Redeemed (3,791) (3,385) (116) (53)
Converted from Class R — 830 — —
Total Class A (41) (803) (71) (25)
Class C
Issued 4 8 — —
Reinvested 33 17 — —
Redeemed (133) (228) — —
Total Class C (96) (203) — —
Class I
Issued — — 1 12
Reinvested — — 15 17
Redeemed — — (47) (46)
Total Class I — — (31) (17)
Class R
Issued — 85 (a) — —
Reinvested — 102 (a) — —
Redeemed — (186) (a) — —
Converted into Class A — (1,177) — —
Total Class R — (1,176) — —
Class R6
Issued 461 439 107 67
Reinvested 574 208 900 934
Redeemed (1,005) (1,278) (2,743) (600)
Total Class R6 30 (631) (1,736) 401
Class Y
Issued 379 313 17 8
Reinvested 979 402 31 33
Redeemed (2,840) (2,398) (22) (198)
Total Class Y (1,482) (1,683) 26 (157)
Change in Shares (1,589) (4,496) (1,812) 202
(a) Class R activity is for the period July 1, 2023, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Core Bond Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 76,337 $ 53,241 $ 1,726 $ 2,233
Net realized gains (losses) 280,019 21,117 (370) (2,464)
Net change in unrealized appreciation/depreciation 495,946 275,650 1,320 2,656
Change in net assets resulting from operations 852,302 350,008 2,676 2,425
Distributions to Shareholders:
Class A (925) (1,036) (221) (239)
Class C (8) (9) (3) (3)
Class I (60,851) (46,869) — —
Class R6 (2,703) (2,308) (824) (987)
Class Y (10,488) (12,595) (721) (1,210)
Change in net assets resulting from distributions to shareholders (74,975) (62,817) (1,769) (2,439)
Change in net assets resulting from capital transactions (435,298) 275,924 (15,115) (12,869)
Change in net assets 342,029 563,115 (14,208) (12,883)
Net Assets:
Beginning of period 3,461,527 2,898,412 50,445 63,328
End of period $ 3,803,556 $ 3,461,527 $ 36,237 $ 50,445

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund Victory Core Bond Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 16,735 $ 10,416 $ 445 $ 184
Distributions reinvested 686 840 195 209
Cost of shares redeemed (28,945) (25,029) (1,391) (983)
Total Class A $ (11,524) $ (13,773) $ (751) $ (590)
Class C
Proceeds from shares issued $ 13 $ 21 $ 55 $ 19
Distributions reinvested 7 8 3 3
Cost of shares redeemed (814) (917) (35) (81)
Total Class C $ (794) $ (888) $ 23 $ (59)
Class I
Proceeds from shares issued $ 657,030 $ 1,084,233 $ — $ —
Distributions reinvested 47,463 37,173 — —
Cost of shares redeemed (1,069,011) (507,098) — —
Total Class I $ (364,518) $ 614,308 $ — $ —
Class R6
Proceeds from shares issued $ 24,909 $ 21,606 $ 1,849 $ 323
Distributions reinvested 2,332 2,048 824 987
Cost of shares redeemed (32,749) (27,844) (15,438) (2,073)
Total Class R6 $ (5,508) $ (4,190) $ (12,765) $ (763)
Class Y
Proceeds from shares issued $ 80,674 $ 93,021 $ 259 $ 42,569
Distributions reinvested 10,208 12,166 713 1,054
Cost of shares redeemed (143,836) (424,720) (2,594) (55,080)
Total Class Y $ (52,954) $ (319,533) $ (1,622) $ (11,457)
Change in net assets resulting from capital transactions $ (435,298) $ 275,924 $ (15,115) $ (12,869)
Share Transactions:
Class A
Issued 1,016 738 54 23
Reinvested 47 59 24 26
Redeemed (1,857) (1,771) (168) (122)
Total Class A (794) (974) (90) (73)
Class C
Issued 1 2 8 3
Reinvested 1 1 — (a) — (a)
Redeemed (55) (69) (5) (10)
Total Class C (53) (66) 3 (7)
Class I
Issued 41,632 78,496 — —
Reinvested 3,222 2,592 — —
Redeemed (66,795) (35,512) — —
Total Class I (21,941) 45,576 — —
Class R6
Issued 1,541 1,490 227 40
Reinvested 157 142 100 122
Redeemed (1,974) (1,892) (1,856) (256)
Total Class R6 (276) (260) (1,529) (94)
Class Y
Issued 5,156 6,561 31 5,273
Reinvested 696 853 86 129
Redeemed (9,090) (29,523) (314) (6,703)
Total Class Y (3,238) (22,109) (197) (1,301)
Change in Shares (26,302) 22,167 (1,813) (1,475)
(a) Rounds to less than 1 thousand shares.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
75
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $39.81 $35.60 $36.72 $45.53 $24.03
Investment Activities:
Net investment income (loss)(a) 0.03 0.03 0.14 (0.10) (0.07)
Net realized and unrealized gains (losses) 4.90 4.73 2.15 (6.57) 21.57
Total from Investment Activities 4.93 4.76 2.29 (6.67) 21.50
Distributions to Shareholders from:
Net investment income (0.02) (0.16) — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) —
Total Distributions (3.84) (0.55) (3.41) (2.14) —
Net Asset Value, End of Period $40.90 $39.81 $35.60 $36.72 $45.53
Total Return(b) 11.99% 13.43% 6.11% (15.25)% 89.47%
Ratios to Average Net Assets:
Net Expenses(c) 1.59% 1.60% 1.59% 1.57% 1.62%
Net Investment Income (Loss) 0.08% 0.07% 0.37% (0.23)% (0.20)%
Gross Expenses(c) 1.59% 1.60% 1.59% 1.57% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $30,992 $32,732 $33,409 $35,308 $45,073
Portfolio Turnover(d) 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $24.12 $21.80 $23.91 $30.67 $16.32
Investment Activities:
Net investment income (loss)(a) (0.19)(b) (0.18) (0.12) (0.32) (0.21)
Net realized and unrealized gains (losses) 3.02 2.89 1.42 (4.30) 14.56
Total from Investment Activities 2.83 2.71 1.30 (4.62) 14.35
Distributions to Shareholders from:
Net realized gains (3.82) (0.39) (3.41) (2.14) —
Total Distributions (3.82) (0.39) (3.41) (2.14) —
Net Asset Value, End of Period $23.13 $24.12 $21.80 $23.91 $30.67
Total Return(c) 11.01% 12.50% 5.17% (15.98)% 87.93%
Ratios to Average Net Assets:
Net Expenses(d) 2.45% 2.45% 2.45% 2.45% 2.45%
Net Investment Income (Loss) (0.79)% (0.80)% (0.51)% (1.11)% (0.95)%
Gross Expenses(d) 5.42% 4.27% 3.41% 3.02% 2.87%
Supplemental Data:
Net Assets at end of period (000's) $374 $619 $831 $1,227 $2,079
Portfolio Turnover(e) 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $45.22 $40.34 $41.12 $50.63 $26.64
Investment Activities:
Net investment income (loss)(a) 0.12 0.10 0.24 (0.03) 0.03
Net realized and unrealized gains (losses) 5.55 5.38 2.39 (7.34) 23.96
Total from Investment Activities 5.67 5.48 2.63 (7.37) 23.99
Distributions to Shareholders from:
Net investment income (0.09) (0.21) — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) —
Total Distributions (3.91) (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $46.98 $45.22 $40.34 $41.12 $50.63
Total Return(b) 12.17% 13.67% 6.29% (15.09)% 90.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.41% 1.44% 1.40% 1.38% 1.31%
Net Investment Income (Loss) 0.26% 0.24% 0.57% (0.05)% 0.07%
Gross Expenses(c) 1.41% 1.45% 1.40% 1.38% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $23,616 $24,439 $21,471 $24,479 $40,600
Portfolio Turnover(d) 33% 37% 35% 36% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $39.93 $35.70 $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.07 0.07 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 4.88 4.76 2.14 (6.60) 19.51
Total from Investment Activities 4.95 4.83 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net investment income (0.05) (0.21) — — —
Net realized gains (3.82) (0.39) (3.41) (2.14) —
Total Distributions (3.87) (0.60) (3.41) (2.14) —
Net Asset Value, End of Period $41.01 $39.93 $35.70 $36.80 $45.58
Total Return(c)(d) 12.00% 13.58% 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.17% 0.17% 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.93% 1.88% 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,140 $3,397 $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 33% 37% 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $24.66 $22.73 $21.11 $23.72 $15.30
Investment Activities:
Net investment income (loss)(a) 0.25 0.19 0.19 0.21 0.13
Net realized and unrealized gains (losses) 1.71 2.41 2.67 (1.66) 8.74
Total from Investment Activities 1.96 2.60 2.86 (1.45) 8.87
Distributions to Shareholders from:
Net investment income (0.30) (0.09) (0.28) — (0.37)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.08)
Total Distributions (3.85) (0.67) (1.24) (1.16) (0.45)
Net Asset Value, End of Period $22.77 $24.66 $22.73 $21.11 $23.72
Total Return(b) 7.78% 11.72% 13.83% (6.56)% 58.66%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 1.03% 0.81% 0.86% 0.90% 0.64%
Gross Expenses(c) 1.33% 1.37% 1.35% 1.42% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $25,436 $25,867 $25,184 $19,898 $12,542
Portfolio Turnover(d) 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $24.46 $22.63 $21.03 $23.81 $15.37
Investment Activities:
Net investment income (loss)(a) 0.07 0.01 0.02 0.03 (0.05)
Net realized and unrealized gains (losses) 1.69 2.40 2.66 (1.65) 8.82
Total from Investment Activities 1.76 2.41 2.68 (1.62) 8.77
Distributions to Shareholders from:
Net investment income (0.18) — (0.12) — (0.27)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.06)
Total Distributions (3.73) (0.58) (1.08) (1.16) (0.33)
Net Asset Value, End of Period $22.49 $24.46 $22.63 $21.03 $23.81
Total Return(b) 6.94% 10.90% 12.98% (7.26)% 57.43%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) 0.32% 0.06% 0.11% 0.14% (0.25)%
Gross Expenses(c) 15.55% 15.97% 13.08% 2.82% 16.27%
Supplemental Data:
Net Assets at end of period (000's) $123 $98 $99 $83 $78
Portfolio Turnover(d) 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $25.06 $23.07 $21.40 $23.99 $15.47
Investment Activities:
Net investment income (loss)(a) 0.35 0.28 0.28 0.31 0.19
Net realized and unrealized gains (losses) 1.73 2.47 2.71 (1.69) 8.85
Total from Investment Activities 2.08 2.75 2.99 (1.38) 9.04
Distributions to Shareholders from:
Net investment income (0.39) (0.18) (0.36) (0.05) (0.43)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.09)
Total Distributions (3.94) (0.76) (1.32) (1.21) (0.52)
Net Asset Value, End of Period $23.20 $25.06 $23.07 $21.40 $23.99
Total Return(b) 8.18% 12.20% 14.29% (6.21)% 59.24%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.44% 1.20% 1.26% 1.28% 0.94%
Gross Expenses(c) 0.86% 0.87% 0.87% 0.87% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $218,063 $212,708 $232,401 $207,959 $226,652
Portfolio Turnover(d) 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $25.00 $23.03 $21.36 $23.95 $15.44
Investment Activities:
Net investment income (loss)(a) 0.31 0.25 0.25 0.28 0.06
Net realized and unrealized gains (losses) 1.74 2.44 2.70 (1.70) 8.94
Total from Investment Activities 2.05 2.69 2.95 (1.42) 9.00
Distributions to Shareholders from:
Net investment income (0.36) (0.14) (0.32) (0.01) (0.41)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.08)
Total Distributions (3.91) (0.72) (1.28) (1.17) (0.49)
Net Asset Value, End of Period $23.14 $25.00 $23.03 $21.36 $23.95
Total Return(b) 8.03% 11.98% 14.14% (6.35)% 59.03%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss) 1.29% 1.06% 1.12% 1.18% 0.29%
Gross Expenses(c) 1.00% 1.01% 1.04% 1.03% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $65,424 $62,417 $59,183 $45,535 $25,003
Portfolio Turnover(d) 49% 75% 57% 70% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $25.14 $23.15 $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.30 0.22 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 1.73 2.47 2.72 (1.72) 7.58
Total from Investment Activities 2.03 2.69 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.34) (0.12) (0.31) — (0.17)
Net realized gains (3.55) (0.58) (0.96) (1.16) —
Return of capital — — — — (0.01)
Total Distributions (3.89) (0.70) (1.27) (1.16) (0.18)
Net Asset Value, End of Period $23.28 $25.14 $23.15 $21.47 $24.08
Total Return(c)(d) 7.89% 11.91% 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.23% 0.95% 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.43% 1.42% 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $4,933 $3,962 $3,719 $2,385 $845
Portfolio Turnover(c)(g) 49% 75% 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $33.07 $33.19 $32.51 $43.97 $24.40
Investment Activities:
Net investment income (loss)(a) 0.30 0.29 0.24 0.03 (0.01)
Net realized and unrealized gains (losses) (0.72) 3.04 4.82 (4.51) 19.61
Total from Investment Activities (0.42) 3.33 5.06 (4.48) 19.60
Distributions to Shareholders from:
Net investment income (0.48) (0.31) (0.05) (0.04) (0.03)
Net realized gains (5.02) (3.14) (4.33) (6.94) —
Total Distributions (5.50) (3.45) (4.38) (6.98) (0.03)
Net Asset Value, End of Period $27.15 $33.07 $33.19 $32.51 $43.97
Total Return(b) (3.31)% 10.42% 16.23% (12.11)% 80.37%
Ratios to Average Net Assets:
Net Expenses(c) 1.43% 1.44% 1.43% 1.50% 1.50%
Net Investment Income (Loss) 0.96% 0.88% 0.71% 0.08% (0.02)%
Gross Expenses(c) 1.43% 1.44% 1.43% 1.50% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $57,886 $67,444 $71,905 $69,687 $91,203
Portfolio Turnover(d) 44% 62%(e) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $25.01 $25.89 $26.39 $37.22 $20.81
Investment Activities:
Net investment income (loss)(a) 0.02 (0.02) (0.05) (0.22) (0.26)
Net realized and unrealized gains (losses) (0.40) 2.36 3.88 (3.67) 16.67
Total from Investment Activities (0.38) 2.34 3.83 (3.89) 16.41
Distributions to Shareholders from:
Net investment income (0.28) (0.08) — — —
Net realized gains (5.02) (3.14) (4.33) (6.94) —
Total Distributions (5.30) (3.22) (4.33) (6.94) —
Net Asset Value, End of Period $19.33 $25.01 $25.89 $26.39 $37.22
Total Return(b) (4.24)% 9.41% 15.23% (12.77)% 78.86%
Ratios to Average Net Assets:
Net Expenses(c) 2.35% 2.35% 2.29% 2.25% 2.34%
Net Investment Income (Loss) 0.07% (0.08)% (0.17)% (0.67)% (0.89)%
Gross Expenses(c) 2.67% 2.38% 2.29% 2.25% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $2,082 $2,889 $4,746 $5,667 $7,578
Portfolio Turnover(d) 44% 62%(e) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $31.09 $31.43 $31.04 $42.35 $23.53
Investment Activities:
Net investment income (loss)(a) 0.18 0.19 0.12 (0.07) (0.10)
Net realized and unrealized gains (losses) (0.64) 2.86 4.60 (4.30) 18.92
Total from Investment Activities (0.46) 3.05 4.72 (4.37) 18.82
Distributions to Shareholders from:
Net investment income (0.42) (0.25) — — —
Net realized gains (5.02) (3.14) (4.33) (6.94) —
Total Distributions (5.44) (3.39) (4.33) (6.94) —
Net Asset Value, End of Period $25.19 $31.09 $31.43 $31.04 $42.35
Total Return(b) (3.63)% 10.06% 15.86% (12.32)% 79.91%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) 0.63% 0.60% 0.39% (0.18)% (0.29)%
Gross Expenses(c) 1.97% 1.98% 1.99% 1.99% 1.95%
Supplemental Data:
Net Assets at end of period (000's) $5,604 $5,689 $4,538 $4,605 $7,099
Portfolio Turnover(d) 44% 62%(e) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $35.34 $35.21 $34.24 $45.91 $25.43
Investment Activities:
Net investment income (loss)(a) 0.48 0.47 0.42 0.26 0.18
Net realized and unrealized gains (losses) (0.82) 3.26 5.09 (4.75) 20.47
Total from Investment Activities (0.34) 3.73 5.51 (4.49) 20.65
Distributions to Shareholders from:
Net investment income (0.62) (0.46) (0.21) (0.24) (0.17)
Net realized gains (5.02) (3.14) (4.33) (6.94) —
Total Distributions (5.64) (3.60) (4.54) (7.18) (0.17)
Net Asset Value, End of Period $29.36 $35.34 $35.21 $34.24 $45.91
Total Return(b) (2.86)% 10.94% 16.78% (11.63)% 81.42%
Ratios to Average Net Assets:
Net Expenses(c) 0.96% 0.96% 0.96% 0.95% 0.96%
Net Investment Income (Loss) 1.45% 1.34% 1.19% 0.61% 0.52%
Gross Expenses(c) 0.96% 0.96% 0.96% 0.95% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $533,941 $668,753 $771,075 $716,271 $1,145,953
Portfolio Turnover(d) 44% 62%(e) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $34.99 $34.90 $33.98 $45.62 $25.27
Investment Activities:
Net investment income (loss)(a) 0.44 0.42 0.38 0.21 0.13
Net realized and unrealized gains (losses) (0.80) 3.23 5.05 (4.71) 20.34
Total from Investment Activities (0.36) 3.65 5.43 (4.50) 20.47
Distributions to Shareholders from:
Net investment income (0.58) (0.42) (0.18) (0.20) (0.12)
Net realized gains (5.02) (3.14) (4.33) (6.94) —
Total Distributions (5.60) (3.56) (4.51) (7.14) (0.12)
Net Asset Value, End of Period $29.03 $34.99 $34.90 $33.98 $45.62
Total Return(b) (2.96)% 10.84% 16.65% (11.72)% 81.13%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.07% 1.06% 1.07% 1.08%
Net Investment Income (Loss) 1.33% 1.21% 1.10% 0.51% 0.36%
Gross Expenses(c) 1.06% 1.07% 1.06% 1.07% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $411,363 $463,850 $724,723 $606,277 $765,951
Portfolio Turnover(d) 44% 62%(e) 61% 58% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Excludes impact of in-kind transactions.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $22.15 $20.65 $19.70 $22.98 $13.46
Investment Activities:
Net investment income (loss)(a) 0.23 0.19 0.18 0.15 0.05
Net realized and unrealized gains (losses) 0.58 1.77 2.68 (1.99) 9.73
Total from Investment Activities 0.81 1.96 2.86 (1.84) 9.78
Distributions to Shareholders from:
Net investment income (0.19) (0.19) (0.16) (0.05) (0.26)
Net realized gains (2.09) (0.27) (1.75) (1.39) —
Total Distributions (2.28) (0.46) (1.91) (1.44) (0.26)
Net Asset Value, End of Period $20.68 $22.15 $20.65 $19.70 $22.98
Total Return(b) 2.95% 9.62% 15.08% (8.64)% 73.21%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 1.05% 0.90% 0.90% 0.67% 0.27%
Gross Expenses(c) 1.47% 1.51% 1.51% 1.50% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $9,115 $8,764 $8,049 $7,149 $6,589
Portfolio Turnover(d) 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $22.55 $21.01 $20.00 $23.30 $13.64
Investment Activities:
Net investment income (loss)(a) 0.30 0.26 0.25 0.22 0.14
Net realized and unrealized gains (losses) 0.60 1.79 2.73 (2.02) 9.82
Total from Investment Activities 0.90 2.05 2.98 (1.80) 9.96
Distributions to Shareholders from:
Net investment income (0.25) (0.24) (0.22) (0.11) (0.30)
Net realized gains (2.09) (0.27) (1.75) (1.39) —
Total Distributions (2.34) (0.51) (1.97) (1.50) (0.30)
Net Asset Value, End of Period $21.11 $22.55 $21.01 $20.00 $23.30
Total Return(b) 3.26% 9.98% 15.47% (8.38)% 73.68%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 1.36% 1.21% 1.21% 0.97% 0.72%
Gross Expenses(c) 0.90% 0.94% 0.93% 0.93% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $264,947 $256,829 $191,098 $151,752 $143,273
Portfolio Turnover(d) 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $22.46 $20.93 $19.93 $23.23 $13.60
Investment Activities:
Net investment income (loss)(a) 0.28 0.24 0.23 0.21 0.12
Net realized and unrealized gains (losses) 0.59 1.80 2.73 (2.02) 9.81
Total from Investment Activities 0.87 2.04 2.96 (1.81) 9.93
Distributions to Shareholders from:
Net investment income (0.24) (0.24) (0.21) (0.10) (0.30)
Net realized gains (2.09) (0.27) (1.75) (1.39) —
Total Distributions (2.33) (0.51) (1.96) (1.49) (0.30)
Net Asset Value, End of Period $21.00 $22.46 $20.93 $19.93 $23.23
Total Return(b) 3.18% 9.88% 15.42% (8.45)% 73.61%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 1.29% 1.14% 1.14% 0.91% 0.66%
Gross Expenses(c) 1.02% 0.99% 0.98% 0.97% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $31,254 $34,469 $47,787 $46,579 $56,537
Portfolio Turnover(d) 47% 75% 55% 63% 61%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $22.39 $20.86 $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.27 0.23 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 0.59 1.79 2.72 (2.04) 8.73
Total from Investment Activities 0.86 2.02 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.23) (0.22) (0.20) (0.09) (0.14)
Net realized gains (2.09) (0.27) (1.75) (1.39) —
Total Distributions (2.32) (0.49) (1.95) (1.48) (0.14)
Net Asset Value, End of Period $20.93 $22.39 $20.86 $19.87 $23.18
Total Return(c)(d) 3.13% 9.84% 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.26% 1.07% 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.38% 1.38% 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $7,041 $5,858 $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 47% 75% 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $54.75 $46.61 $43.96 $53.57 $38.28
Investment Activities:
Net investment income (loss)(a) (0.20) (0.14) 0.01 —(b) (0.09)
Net realized and unrealized gains (losses) 9.11 10.48 8.74 (3.48) 15.41
Total from Investment Activities 8.91 10.34 8.75 (3.48) 15.32
Distributions to Shareholders from:
Net investment income — (0.01) —(b) — (0.03)
Net realized gains (4.77) (2.19) (6.10) (6.13) —
Total Distributions (4.77) (2.20) (6.10) (6.13) (0.03)
Net Asset Value, End of Period $58.89 $54.75 $46.61 $43.96 $53.57
Total Return(c) 16.61% 23.03% 21.82% (8.71)% 40.04%
Ratios to Average Net Assets:
Net Expenses(d) 1.24% 1.26% 1.29% 1.28% 1.35%
Net Investment Income (Loss) (0.36)% (0.28)% 0.01% 0.00%(e) (0.20)%
Gross Expenses(d) 1.24% 1.26% 1.29% 1.28% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $446,858 $425,370 $373,676 $332,533 $393,769
Portfolio Turnover(f) 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $36.07 $31.69 $31.96 $40.76 $29.35
Investment Activities:
Net investment income (loss)(a) (0.46) (0.39) (0.27) (0.35) (0.35)
Net realized and unrealized gains (losses) 5.89 6.96 6.10 (2.32) 11.76
Total from Investment Activities 5.43 6.57 5.83 (2.67) 11.41
Distributions to Shareholders from:
Net investment income — — —(b) — —
Net realized gains (4.77) (2.19) (6.10) (6.13) —
Total Distributions (4.77) (2.19) (6.10) (6.13) —
Net Asset Value, End of Period $36.73 $36.07 $31.69 $31.96 $40.76
Total Return(c) 15.53% 21.92% 20.78% (9.53)% 38.88%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss) (1.28)% (1.19)% (0.85)% (0.88)% (1.00)%
Gross Expenses(d) 2.43% 2.76% 2.38% 2.37% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $3,909 $3,244 $2,625 $3,287 $4,339
Portfolio Turnover(e) 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $62.37 $52.76 $48.98 $58.88 $42.05
Investment Activities:
Net investment income (loss)(a) (0.04) 0.01 0.17 0.19 0.08
Net realized and unrealized gains (losses) 10.41 11.92 9.83 (3.96) 16.93
Total from Investment Activities 10.37 11.93 10.00 (3.77) 17.01
Distributions to Shareholders from:
Net investment income — (0.13) (0.12) — (0.18)
Net realized gains (4.77) (2.19) (6.10) (6.13) —
Total Distributions (4.77) (2.32) (6.22) (6.13) (0.18)
Net Asset Value, End of Period $67.97 $62.37 $52.76 $48.98 $58.88
Total Return(b) 16.94% 23.42% 22.20% (8.41)% 40.51%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.97% 0.96% 0.96% 0.99%
Net Investment Income (Loss) (0.07)% 0.02% 0.34% 0.32% 0.16%
Gross Expenses(c) 0.95% 0.97% 0.96% 0.96% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $45,959 $41,472 $36,911 $35,063 $40,374
Portfolio Turnover(d) 88% 75% 83% 64% 70%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
96
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $27.33 $23.37 $21.24 $25.84 $19.80
Investment Activities:
Net investment income (loss)(a) 0.22 0.24 0.25 0.23 0.22
Net realized and unrealized gains (losses) 3.69 5.12 3.56 (2.72) 7.43
Total from Investment Activities 3.91 5.36 3.81 (2.49) 7.65
Distributions to Shareholders from:
Net investment income (0.21) (0.25) (0.25) (0.21) (0.24)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (4.30) (1.40) (1.68) (2.11) (1.61)
Net Asset Value, End of Period $26.94 $27.33 $23.37 $21.24 $25.84
Total Return(b) 14.80% 23.87% 18.88% (11.11)% 40.00%
Ratios to Average Net Assets:
Net Expenses(c) 0.53% 0.53% 0.54% 0.53% 0.55%
Net Investment Income (Loss) 0.81% 1.00% 1.14% 0.89% 0.97%
Gross Expenses(c) 0.53% 0.53% 0.54% 0.53% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $204,305 $194,342 $167,870 $156,112 $194,818
Portfolio Turnover(d) 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $27.17 $23.25 $21.15 $25.74 $19.74
Investment Activities:
Net investment income (loss)(a) 0.12 0.16 0.17 0.13 0.13
Net realized and unrealized gains (losses) 3.68 5.08 3.54 (2.70) 7.39
Total from Investment Activities 3.80 5.24 3.71 (2.57) 7.52
Distributions to Shareholders from:
Net investment income (0.13) (0.17) (0.18) (0.12) (0.15)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (4.22) (1.32) (1.61) (2.02) (1.52)
Net Asset Value, End of Period $26.75 $27.17 $23.25 $21.15 $25.74
Total Return(b) 14.39% 23.48% 18.39% (11.43)% 39.38%
Ratios to Average Net Assets:
Net Expenses(c) 0.87% 0.87% 0.92% 0.92% 0.95%
Net Investment Income (Loss) 0.47% 0.66% 0.77% 0.50% 0.57%
Gross Expenses(c) 0.87% 0.87% 0.92% 0.92% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $33,861 $32,594 $21,717 $17,735 $17,907
Portfolio Turnover(d) 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
98
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $27.63 $23.61 $21.44 $26.07 $19.96
Investment Activities:
Net investment income (loss)(a) 0.25 0.26 0.27 0.25 0.25
Net realized and unrealized gains (losses) 3.72 5.18 3.60 (2.75) 7.49
Total from Investment Activities 3.97 5.44 3.87 (2.50) 7.74
Distributions to Shareholders from:
Net investment income (0.22) (0.27) (0.27) (0.23) (0.26)
Net realized gains (4.09) (1.15) (1.43) (1.90) (1.37)
Total Distributions (4.31) (1.42) (1.70) (2.13) (1.63)
Net Asset Value, End of Period $27.29 $27.63 $23.61 $21.44 $26.07
Total Return(b) 14.89% 23.97% 18.98% (11.06)% 40.16%
Ratios to Average Net Assets:
Net Expenses(c) 0.43% 0.46% 0.46% 0.44% 0.45%
Net Investment Income (Loss) 0.91% 1.06% 1.22% 0.98% 1.07%
Gross Expenses(c) 0.43% 0.46% 0.46% 0.44% 0.45%
Supplemental Data:
Net Assets at end of period (000's) $27,974 $57,927 $49,645 $49,382 $56,607
Portfolio Turnover(d) 4% 4% 2% 5% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $9.57 $9.14 $9.53 $15.41 $11.76
Investment Activities:
Net investment income (loss)(a) (0.02) (0.04) (0.03) (0.05) (0.09)
Net realized and unrealized gains (losses) 1.24 1.05 1.07 (1.67) 5.40
Total from Investment Activities 1.22 1.01 1.04 (1.72) 5.31
Distributions to Shareholders from:
Net investment income — — — —(b) —
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.94) (0.58) (1.43) (4.16) (1.66)
Net Asset Value, End of Period $8.85 $9.57 $9.14 $9.53 $15.41
Total Return(c) 13.31% 11.53% 11.33% (16.84)% 47.52%
Ratios to Average Net Assets:
Net Expenses(d) 1.28% 1.27% 1.28% 1.26% 1.27%
Net Investment Income (Loss) (0.20)% (0.41)% (0.27)% (0.35)% (0.62)%
Gross Expenses(d) 1.28% 1.27% 1.28% 1.26% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $135,654 $147,194 $147,859 $157,570 $216,453
Portfolio Turnover(e) 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
100
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class C
Year
Ended
June 30,
2025(a)
Year
Ended
June 30,
2024(a)
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Net Asset Value, Beginning of Period $9.41 $9.06 $9.54 $47.25 $44.12
Investment Activities:
Net investment income (loss)(b) (0.10) (0.12) (0.10) (0.27) (0.63)
Net realized and unrealized gains (losses) 1.20 1.05 1.05 —(c) 18.70
Total from Investment Activities 1.10 0.93 0.95 (0.27) 18.07
Distributions to Shareholders from:
Net investment income — — — —(c) —
Net realized gains (1.94) (0.58) (1.43) (37.44) (14.94)
Total Distributions (1.94) (0.58) (1.43) (37.44) (14.94)
Net Asset Value, End of Period $8.57 $9.41 $9.06 $9.54 $47.25
Total Return(d) 12.15% 10.71% 10.29% (17.53)% 46.51%
Ratios to Average Net Assets:
Net Expenses(e) 2.12% 2.12% 2.12% 2.12% 2.06%
Net Investment Income (Loss) (1.10)% (1.28)% (1.11)% (1.23)% (1.40)%
Gross Expenses(e) 2.95% 2.51% 2.28% 2.15% 2.06%
Supplemental Data:
Net Assets at end of period (000's) $1,014 $2,009 $3,775 $4,714 $9,806
Portfolio Turnover(f) 89% 53% 60% 80% 103%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $14.47 $13.48 $13.38 $19.99 $14.80
Investment Activities:
Net investment income (loss)(a) 0.03(b) (—)(c) 0.02 0.01 (0.04)
Net realized and unrealized gains (losses) 1.89 1.57 1.51 (2.44) 6.89
Total from Investment Activities 1.92 1.57 1.53 (2.43) 6.85
Distributions to Shareholders from:
Net investment income — — — (0.02) —
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.94) (0.58) (1.43) (4.18) (1.66)
Net Asset Value, End of Period $14.45 $14.47 $13.48 $13.38 $19.99
Total Return(d) 13.66% 11.98% 11.75% (16.53)% 48.19%
Ratios to Average Net Assets:
Net Expenses(e) 0.88% 0.89% 0.88% 0.87% 0.87%
Net Investment Income (Loss) 0.20% (0.03)% 0.13% 0.04% (0.21)%
Gross Expenses(e) 0.88% 0.89% 0.88% 0.87% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $65,182 $64,842 $68,898 $70,577 $98,852
Portfolio Turnover(f) 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $13.41 $12.54 $12.55 $19.00 $14.15
Investment Activities:
Net investment income (loss)(a) 0.01(b) (0.02) —(c) (0.02) (0.05)
Net realized and unrealized gains (losses) 1.75 1.47 1.42 2.27 6.56
Total from Investment Activities 1.76 1.45 1.42 (2.29) 6.51
Distributions to Shareholders from:
Net realized gains (1.94) (0.58) (1.43) (4.16) (1.66)
Total Distributions (1.94) (0.58) (1.43) (4.16) (1.66)
Net Asset Value, End of Period $13.23 $13.41 $12.54 $12.55 $19.00
Total Return(d) 13.55% 11.92% 11.64% (16.64)% 48.00%
Ratios to Average Net Assets:
Net Expenses(e) 1.00% 1.00% 0.97% 0.98% 0.98%
Net Investment Income (Loss) 0.07% (0.14)% 0.04% (0.10)% (0.33)%
Gross Expenses(e) 1.00% 1.00% 0.97% 0.98% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $83,811 $104,856 $119,188 $122,169 $242,860
Portfolio Turnover(f) 89% 53% 60% 80% 103%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.19 $7.32 $6.51 $8.35 $6.49
Investment Activities:
Net investment income (loss)(a) 0.16 0.16 0.15 0.17 0.18
Net realized and unrealized gains (losses) 1.44 0.97 0.81 (1.73) 1.77
Total from Investment Activities 1.60 1.13 0.96 (1.56) 1.95
Distributions to Shareholders from:
Net investment income (0.26) (0.26) (0.15) (0.28) (0.09)
Total Distributions (0.26) (0.26) (0.15) (0.28) (0.09)
Net Asset Value, End of Period $9.53 $8.19 $7.32 $6.51 $8.35
Total Return(b) 20.22% 15.87% 15.09% (19.33)% 30.28%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.86% 2.04% 2.28% 2.18% 2.32%
Gross Expenses(c) 1.83% 1.79% 1.79% 1.77% 1.76%
Supplemental Data:
Net Assets at end of period (000's) $3,988 $4,003 $3,765 $4,147 $5,379
Portfolio Turnover(d) 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.25 $7.37 $6.55 $8.40 $6.53
Investment Activities:
Net investment income (loss)(a) 0.19 0.18 0.17 0.20 0.21
Net realized and unrealized gains (losses) 1.46 0.99 0.82 (1.74) 1.78
Total from Investment Activities 1.65 1.17 0.99 (1.54) 1.99
Distributions to Shareholders from:
Net investment income (0.29) (0.29) (0.17) (0.31) (0.12)
Total Distributions (0.29) (0.29) (0.17) (0.31) (0.12)
Net Asset Value, End of Period $9.61 $8.25 $7.37 $6.55 $8.40
Total Return(b) 20.75% 16.27% 15.40% (19.03)% 30.65%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 2.25% 2.40% 2.57% 2.57% 2.69%
Gross Expenses(c) 1.43% 1.42% 1.37% 1.62% 1.42%
Supplemental Data:
Net Assets at end of period (000's) $3,952 $3,651 $3,381 $2,834 $3,303
Portfolio Turnover(d) 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.30 $7.42 $6.60 $8.45 $6.57
Investment Activities:
Net investment income (loss)(a) 0.20 0.19 0.18 0.21 0.21
Net realized and unrealized gains (losses) 1.46 0.98 0.82 (1.75) 1.78
Total from Investment Activities 1.66 1.17 1.00 (1.54) 1.99
Distributions to Shareholders from:
Net investment income (0.29) (0.29) (0.18) (0.31) (0.11)
Total Distributions (0.29) (0.29) (0.18) (0.31) (0.11)
Net Asset Value, End of Period $9.67 $8.30 $7.42 $6.60 $8.45
Total Return(b) 20.77% 16.21% 15.50% (18.93)% 30.57%
Ratios to Average Net Assets:
Net Expenses(c) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 2.30% 2.46% 2.68% 2.60% 2.75%
Gross Expenses(c) 0.96% 0.98% 0.98% 0.96% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $222,077 $205,050 $180,222 $172,965 $204,691
Portfolio Turnover(d) 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
Victory Trivalent International Fund — Core Equity
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.18 $7.31 $6.50 $8.34 $6.48
Investment Activities:
Net investment income (loss)(a) 0.18 0.17 0.17 0.19 0.20
Net realized and unrealized gains (losses) 1.44 0.98 0.81 (1.73) 1.77
Total from Investment Activities 1.62 1.15 0.98 (1.54) 1.97
Distributions to Shareholders from:
Net investment income (0.28) (0.28) (0.17) (0.30) (0.11)
Total Distributions (0.28) (0.28) (0.17) (0.30) (0.11)
Net Asset Value, End of Period $9.52 $8.18 $7.31 $6.50 $8.34
Total Return(b) 20.53% 16.16% 15.22% (19.16)% 30.62%
Ratios to Average Net Assets:
Net Expenses(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss) 2.18% 2.25% 2.58% 2.42% 2.59%
Gross Expenses(c) 1.16% 1.17% 1.16% 1.21% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $8,672 $7,238 $7,614 $6,614 $8,574
Portfolio Turnover(d) 44% 38% 49% 55% 47%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $15.04 $13.96 $12.43 $18.04 $12.83
Investment Activities:
Net investment income (loss)(a) 0.27 0.17 0.20 0.18 0.14
Net realized and unrealized gains (losses) 3.65 1.13 1.42 (4.40) 5.07
Total from Investment Activities 3.92 1.30 1.62 (4.22) 5.21
Distributions to Shareholders from:
Net investment income (0.27) (0.22) (0.09) (0.23) —
Net realized gains — — — (1.16) —
Total Distributions (0.27) (0.22) (0.09) (1.39) —
Net Asset Value, End of Period $18.69 $15.04 $13.96 $12.43 $18.04
Total Return(b) 26.56% 9.42% 13.11% (25.22)% 40.61%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 1.73% 1.21% 1.55% 1.09% 0.91%
Gross Expenses(c) 1.70% 1.69% 1.65% 1.63% 1.63%
Supplemental Data:
Net Assets at end of period (000's) $62,452 $62,195 $71,343 $64,968 $93,832
Portfolio Turnover(d) 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
108
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $14.53 $13.46 $11.98 $17.46 $12.51
Investment Activities:
Net investment income (loss)(a) 0.12 0.05 0.08 0.05 0.04
Net realized and unrealized gains (losses) 3.57 1.09 1.40 (4.26) 4.91
Total from Investment Activities 3.69 1.14 1.48 (4.21) 4.95
Distributions to Shareholders from:
Net investment income (0.11) (0.07) — (0.11) —
Net realized gains — — — (1.16) —
Total Distributions (0.11) (0.07) — (1.27) —
Net Asset Value, End of Period $18.11 $14.53 $13.46 $11.98 $17.46
Total Return(b) 25.63% 8.52% 12.35% (25.84)% 39.57%
Ratios to Average Net Assets:
Net Expenses(c) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) 0.79% 0.39% 0.64% 0.30% 0.26%
Gross Expenses(c) 3.49% 2.91% 2.57% 2.49% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $821 $1,427 $2,204 $3,283 $4,945
Portfolio Turnover(d) 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $15.18 $14.09 $12.54 $18.19 $12.94
Investment Activities:
Net investment income (loss)(a) 0.35 0.26 0.25 0.26 0.25
Net realized and unrealized gains (losses) 3.66 1.11 1.44 (4.46) 5.07
Total from Investment Activities 4.01 1.37 1.69 (4.20) 5.32
Distributions to Shareholders from:
Net investment income (0.34) (0.28) (0.14) (0.29) (0.07)
Net realized gains — — — (1.16) —
Total Distributions (0.34) (0.28) (0.14) (1.45) (0.07)
Net Asset Value, End of Period $18.85 $15.18 $14.09 $12.54 $18.19
Total Return(b) 27.02% 9.80% 13.62% (24.96)% 41.16%
Ratios to Average Net Assets:
Net Expenses(c) 0.96% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 2.20% 1.77% 1.95% 1.56% 1.52%
Gross Expenses(c) 1.17% 1.19% 1.21% 1.16% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $3,000,554 $2,749,212 $1,909,343 $1,655,788 $2,003,337
Portfolio Turnover(d) 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $15.25 $14.15 $12.59 $18.26 $13.00
Investment Activities:
Net investment income (loss)(a) 0.35 0.23 0.24 0.25 0.23
Net realized and unrealized gains (losses) 3.67 1.14 1.45 (4.48) 5.09
Total from Investment Activities 4.02 1.37 1.69 (4.23) 5.32
Distributions to Shareholders from:
Net investment income (0.33) (0.27) (0.13) (0.28) (0.06)
Net realized gains — — — (1.16) —
Total Distributions (0.33) (0.27) (0.13) (1.44) (0.06)
Net Asset Value, End of Period $18.94 $15.25 $14.15 $12.59 $18.26
Total Return(b) 26.94% 9.76% 13.55% (25.02)% 41.06%
Ratios to Average Net Assets:
Net Expenses(c) 1.02% 1.03% 1.03% 1.03% 1.03%
Net Investment Income (Loss) 2.20% 1.60% 1.84% 1.52% 1.43%
Gross Expenses(c) 1.02% 1.03% 1.03% 1.03% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $151,988 $126,582 $121,147 $123,487 $133,486
Portfolio Turnover(d) 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $15.09 $14.01 $12.47 $18.10 $12.88
Investment Activities:
Net investment income (loss)(a) 0.33 0.19 0.23 0.22 0.22
Net realized and unrealized gains (losses) 3.63 1.15 1.43 (4.42) 5.05
Total from Investment Activities 3.96 1.34 1.66 (4.20) 5.27
Distributions to Shareholders from:
Net investment income (0.31) (0.26) (0.12) (0.27) (0.05)
Net realized gains — — — (1.16) —
Total Distributions (0.31) (0.26) (0.12) (1.43) (0.05)
Net Asset Value, End of Period $18.74 $15.09 $14.01 $12.47 $18.10
Total Return(b) 26.85% 9.64% 13.43% (25.07)% 40.96%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 2.08% 1.31% 1.78% 1.33% 1.35%
Gross Expenses(c) 1.11% 1.15% 1.14% 1.12% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $587,741 $522,111 $794,375 $703,026 $1,099,890
Portfolio Turnover(d) 49% 45% 54% 68% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory Core Bond Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.15 $8.26 $8.62 $9.84 $9.91
Investment Activities:
Net investment income (loss)(a) 0.30 0.27 0.20 0.13 0.15
Net realized and unrealized gains (losses) 0.14 (0.08) (0.31) (1.15) 0.01
Total from Investment Activities 0.44 0.19 (0.11) (1.02) 0.16
Distributions to Shareholders from:
Net investment income (0.31) (0.30) (0.25) (0.20) (0.23)
Total Distributions (0.31) (0.30) (0.25) (0.20) (0.23)
Net Asset Value, End of Period $8.28 $8.15 $8.26 $8.62 $9.84
Total Return(b) 5.62% 2.25% (1.33)% (10.48)% 1.67%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 3.63% 3.35% 2.32% 1.34% 1.51%
Gross Expenses(c) 1.40% 1.34% 1.27% 1.20% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $5,622 $6,267 $6,955 $7,507 $9,380
Portfolio Turnover(d) 36% 142%(e) 59% 55% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Bond Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.22 $8.33 $8.69 $9.92 $9.99
Investment Activities:
Net investment income (loss)(a) 0.24 0.21 0.13 0.05 0.08
Net realized and unrealized gains (losses) 0.14 (0.08) (0.31) (1.15) 0.01
Total from Investment Activities 0.38 0.13 (0.18) (1.10) 0.09
Distributions to Shareholders from:
Net investment income (0.25) (0.24) (0.18) (0.13) (0.16)
Total Distributions (0.25) (0.24) (0.18) (0.13) (0.16)
Net Asset Value, End of Period $8.35 $8.22 $8.33 $8.69 $9.92
Total Return(b) 4.71% 1.58% (2.03)% (11.23)% 0.91%
Ratios to Average Net Assets:
Net Expenses(c) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 2.89% 2.56% 1.54% 0.56% 0.80%
Gross Expenses(c) 15.05% 13.91% 9.74% 5.81% 3.68%
Supplemental Data:
Net Assets at end of period (000's) $106 $82 $142 $163 $451
Portfolio Turnover(d) 36% 142%(e) 59% 55% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Core Bond Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.17 $8.28 $8.64 $9.87 $9.94
Investment Activities:
Net investment income (loss)(a) 0.32 0.30 0.22 0.15 0.17
Net realized and unrealized gains (losses) 0.15 (0.09) (0.31) (1.15) 0.02
Total from Investment Activities 0.47 0.21 (0.09) (1.00) 0.19
Distributions to Shareholders from:
Net investment income (0.33) (0.32) (0.27) (0.23) (0.26)
Total Distributions (0.33) (0.32) (0.27) (0.23) (0.26)
Net Asset Value, End of Period $8.31 $8.17 $8.28 $8.64 $9.87
Total Return(b) 5.87% 2.64% (1.06)% (10.30)% 1.93%
Ratios to Average Net Assets:
Net Expenses(c) 0.58% 0.58% 0.58% 0.58% 0.58%
Net Investment Income (Loss) 3.90% 3.63% 2.59% 1.62% 1.73%
Gross Expenses(c) 0.71% 0.66% 0.64% 0.63% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $12,911 $25,190 $26,311 $23,854 $26,970
Portfolio Turnover(d) 36% 142%(e) 59% 55% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Core Bond Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.17 $8.28 $8.64 $9.87 $9.94
Investment Activities:
Net investment income (loss)(a) 0.32 0.29 0.22 0.15 0.17
Net realized and unrealized gains (losses) 0.15 (0.08) (0.31) (1.15) 0.02
Total from Investment Activities 0.47 0.21 (0.09) (1.00) 0.19
Distributions to Shareholders from:
Net investment income (0.33) (0.32) (0.27) (0.23) (0.26)
Total Distributions (0.33) (0.32) (0.27) (0.23) (0.26)
Net Asset Value, End of Period $8.31 $8.17 $8.28 $8.64 $9.87
Total Return(b) 5.84% 2.62% (1.08)% (10.32)% 1.91%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 3.88% 3.59% 2.56% 1.60% 1.74%
Gross Expenses(c) 0.81% 0.72% 0.67% 0.65% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $17,598 $18,906 $29,920 $28,539 $31,032
Portfolio Turnover(d) 36% 142%(e) 59% 55% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increase trading activity due to a change in portfolio management and asset allocation shift.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
116
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following 10 funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund* Integrity Discovery Fund A, C, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund Munder Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Munder Mid-Cap Core Growth Fund* Munder Mid-Cap Core Growth Fund A, C, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y
Victory Core Bond Fund Core Bond Fund A, C, R6, and Y

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
117
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 57,502 $ — $ — $ 57,502
Collateral for Securities Loaned ................................... 1,642 — — 1,642
Total ....................................................... $ 59,144 $ — $ — $ 59,144
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 309,091 — — 309,091
Collateral for Securities Loaned ................................... 198 — — 198
Total ....................................................... $ 309,289 $ — $ — $ 309,289
Integrity Small-Cap Value Fund
Common Stocks ............................................... 988,043 — — 988,043
Exchange-Traded Funds ......................................... 10,885 — — 10,885
Collateral for Securities Loaned ................................... 12,191 — — 12,191
Total ....................................................... $ 1,011,119 $ — $ — $ 1,011,119
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 308,066 — — 308,066
Collateral for Securities Loaned ................................... 3,731 — — 3,731
Total ....................................................... $ 311,797 $ — $ — $ 311,797
Munder Multi-Cap Fund
Common Stocks ............................................... 488,885 — — 488,885
Exchange-Traded Funds ......................................... 5,932 — — 5,932
Total ....................................................... $ 494,817 $ — $ — $ 494,817

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
118
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund
Common Stocks ............................................... $ 264,813 $ — $ — $ 264,813
Total ....................................................... $ 264,813 $ — $ — $ 264,813
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 44 — — 44
Total ....................................................... $ 44 $ — $ — $ 44
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... 281,387 — — 281,387
Exchange-Traded Funds ......................................... 3,682 — — 3,682
Collateral for Securities Loaned ................................... 1,650 — — 1,650
Total ....................................................... $ 286,719 $ — $ — $ 286,719
Trivalent International Fund — Core Equity
Common Stocks ............................................... 27,332 205,689 —(a) 233,021
Exchange-Traded Funds ......................................... 3,275 — — 3,275
Total ....................................................... $ 30,607 $ 205,689 $ —(a) $ 236,296
Trivalent International Small-Cap Fund
Common Stocks ............................................... 472,263 3,276,625 — 3,748,888
Exchange-Traded Funds ......................................... 3,793 — — 3,793
Collateral for Securities Loaned ................................... 117,475 — — 117,475
Total ....................................................... $ 593,531 $ 3,276,625 $ — $ 3,870,156
Core Bond Fund
Asset-Backed Securities ......................................... — 3,193 — 3,193
Collateralized Mortgage Obligations ................................ — 2,204 — 2,204
Corporate Bonds .............................................. — 9,385 — 9,385
Yankee Dollars ............................................... — 1,529 — 1,529
Municipal Bonds .............................................. — 120 — 120
U.S. Government Agency Mortgages ................................ — 5,212 — 5,212
U.S. Treasury Obligations ........................................ — 14,218 — 14,218
Total ....................................................... $ — $ 35,861 $ — $ 35,861
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
119
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market
Level 1 Level 2 Level 3 Total
S&P 500 Index Fund
Common Stocks ............................................... $ 264,813 $ — $ — $ 264,813
Total ....................................................... $ 264,813 $ — $ — $ 264,813
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 44 — — 44
Total ....................................................... $ 44 $ — $ — $ 44
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... 281,387 — — 281,387
Exchange-Traded Funds ......................................... 3,682 — — 3,682
Collateral for Securities Loaned ................................... 1,650 — — 1,650
Total ....................................................... $ 286,719 $ — $ — $ 286,719
Trivalent International Fund — Core Equity
Common Stocks ............................................... 27,332 205,689 —(a) 233,021
Exchange-Traded Funds ......................................... 3,275 — — 3,275
Total ....................................................... $ 30,607 $ 205,689 $ —(a) $ 236,296
Trivalent International Small-Cap Fund
Common Stocks ............................................... 472,263 3,276,625 — 3,748,888
Exchange-Traded Funds ......................................... 3,793 — — 3,793
Collateral for Securities Loaned ................................... 117,475 — — 117,475
Total ....................................................... $ 593,531 $ 3,276,625 $ — $ 3,870,156
Core Bond Fund
Asset-Backed Securities ......................................... — 3,193 — 3,193
Collateralized Mortgage Obligations ................................ — 2,204 — 2,204
Corporate Bonds .............................................. — 9,385 — 9,385
Yankee Dollars ............................................... — 1,529 — 1,529
Municipal Bonds .............................................. — 120 — 120
U.S. Government Agency Mortgages ................................ — 5,212 — 5,212
U.S. Treasury Obligations ........................................ — 14,218 — 14,218
Total ....................................................... $ — $ 35,861 $ — $ 35,861
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.
while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2025, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2025, the S&P 500 Index Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
120
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025
(amounts in thousands):
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 44,000
S&P 500 Index Fund ................................................................................. $ 44
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 34,000 46,000
S&P 500 Index Fund ............................................................... $ 34 $ 46

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
121
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Mortgage Dollar Rolls:
The Victory Core Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s Statement of Operations. For the year ended June 30, 2025, there were no mortgage dollar roll transactions.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The Trivalent International Small-Cap Fund filed for additional European Union (“EU”) reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the year ended June 30, 2025, the Fund recognized $795 thousand related to EU reclaims and $34 thousand in interest and entitlements. $295 thousand of these EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense, and $534 thousand of these EU reclaims are reflected on the Statement of Operations as Dividend Income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund’s shareholders. For the year ended June 30, 2025, the Fund did not enter in any closing agreements.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 1,584 $ — $ 1,642
Integrity Mid-Cap Value Fund ........................................ 189 — 198
Integrity Small-Cap Value Fund ....................................... 11,546 — 12,191
Integrity Small/Mid-Cap Value Fund ................................... 3,590 — 3,731
Munder Mid-Cap Core Growth Fund ................................... 1,619 — 1,650
Trivalent International Small-Cap Fund ................................. 117,298 8,512 117,475

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
122
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2025, were as follows  (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Integrity Discovery Fund .......................................... $ 20,826 $ 30,077 $ — $ —
Integrity Mid-Cap Value Fund ....................................... 151,447 162,639 — —
Integrity Small-Cap Value Fund ...................................... 506,751 656,867 — —
Integrity Small/Mid-Cap Value Fund .................................. 151,834 147,767 — —
Munder Multi-Cap Fund ........................................... 414,951 461,076 — —
S&P 500 Index Fund ............................................. 11,423 62,777 — —
Munder Mid-Cap Core Growth Fund .................................. 264,377 335,430 — —
Trivalent International Fund — Core Equity ............................. 97,377 116,324 — —
Trivalent International Small-Cap Fund ................................ 1,708,039 2,141,767 — —
Core Bond Fund ................................................. 4,802 13,450 10,816 16,727
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
123
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Flat Rate
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
124
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
Integrity Discovery Fund ............................................................................... $ —(a)
Integrity Mid-Cap Value Fund ............................................................................ 3
Integrity Small-Cap Value Fund ........................................................................... 2
Integrity Small/Mid-Cap Value Fund ....................................................................... 2
Munder Multi-Cap Fund ................................................................................ 4
S&P 500 Index Fund .................................................................................. 6
Munder Mid-Cap Core Growth Fund ....................................................................... 1
Trivalent International Fund — Core Equity .................................................................. —(a)
Trivalent International Small-Cap Fund ..................................................................... 2
Core Bond Fund ...................................................................................... —(a)
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
125
(a)  Effective November 1, 2024 rate was changed from 0.95% to 0.97%.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2025.
The Funds had adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who received compensation from the Funds. Under the terms of the Plan, a Trustee may have elected to defer all or a portion of their compensation. Amounts deferred were allocated to investment options that were specified in the Plan as selected by the Trustee, among certain Victory Munder Funds, in which their deferred accounts were deemed invested. Deferred compensation liability under the Plan constituted a general unsecured obligation for the applicable Victory Fund to be paid to the final Trustee participant. For the year ended June 30, 2025, the final deferred compensation was paid to the final Trustee effective
December, 31, 2024, and included in the Funds’ Statements of Operations.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
In effect until October 31, 2025
Class A Class C Class I Class R Class R6 Class Y Member
Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A N/A N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A N/A N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% N/A 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.97%(a) N/A 1.10% 1.10% N/A
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% N/A N/A 0.58% 0.60% N/A
Expires
2026
Expires
2027
Expires
2028 Total
Integrity Discovery Fund ............................................... $ 20 $ 25 $ 28 $ 73
Integrity Mid-Cap Value Fund ............................................ 865 887 861 2,613
Integrity Small-Cap Value Fund ........................................... 11 13 21 45
Integrity Small/Mid-Cap Value Fund ....................................... 283 357 308 948
Munder Multi-Cap Fund ................................................ 7 10 10 27
Munder Mid-Cap Core Growth Fund ....................................... 7 10 12 29
Trivalent International Fund — Core Equity .................................. 846 910 961 2,717
Trivalent International Small-Cap Fund ..................................... 5,201 6,101 6,085 17,387
Core Bond Fund ...................................................... 81 103 113 297

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025

	Integrity Discovery Fund	Integrity Mid-Cap Value Fund	Integrity Small-Cap Value Fund	Integrity Small/Mid-Cap Value Fund	Munder Multi-Cap Fund	S&P 500 Index Fund	Munder Mid-Cap Core Growth Fund	Trivalent International Fund — Core Equity	Trivalent International Small-Cap Fund	Core Bond Fund
General Market Risk	X	X	X	X	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X		X	X	X	X
Smaller-Capitalization Stock Risk			X	X	X			X	X
Mid-Capitalization Stock Risk		X					X
Micro-Capitalization Stock Risk	X
Passive Investment/Index Risk						X
Tracking Error Risk						X
Debt Securities Risk										X
High-Yield/ Junk Bond Risk										X
Sector Focus Risk	X	X	X	X	X	X	X		X

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund(s). Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Micro-Capitalization Stock Risk — The earnings and prospects of micro-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Micro-sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Short-term trading based on social media generally increases volatility of micro-cap or thinly traded securities without regard to fundamental value or financial results of the issuer of those securities. The Fund’s (or Funds’) net asset value may be subject to volatility or losses to the extent that investors engage in frequent on-line trading of stocks to the detriment of the Fund’s (or Funds’) portfolio holdings.

Passive Investment Risk/Index Risk — Certain Funds are designed to track an index and are not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
127
Tracking Error Risk — The Fund(s) may be subject to tracking error, which is the divergence of the Fund’s (or Funds’) performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s
(or Funds’) portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund(s) incur(s) fees and expenses, while the Index does not.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Trivalent International Fund — Core Equity ...................... $ — $ 1,700 5.40% $ 1,700

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
128
redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
S&P 500 Index Fund ............................. Borrower $ — $ 28,259 5.87% $ 28,259
Trivalent International Fund — Core Equity ............. Borrower — 2,758 4.86% 3,908
Trivalent International Small-Cap Fund ................ Borrower — 16,773 4.84% 29,667
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
Integrity Discovery Fund ..................................................................... $ (869) $ 869
Integrity Mid-Cap Value Fund .................................................................. (818) 818
Integrity Small-Cap Value Fund ................................................................. (2,981) 2,981
Integrity Small/Mid-Cap Value Fund ............................................................. (1,105) 1,105
Munder Multi-Cap Fund ...................................................................... (3,596) 3,596
S&P 500 Index Fund ........................................................................ (2,204) 2,204
Munder Mid-Cap Core Growth Fund ............................................................. (3,111) 3,111

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
129
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, REIT adjustments, amortization and passive foreign investment company adjustments.
During the tax year ended June 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 1,261 $ 4,457 $ 5,718
Integrity Mid-Cap Value Fund ................................................. 10,303 36,797 47,100
Integrity Small-Cap Value Fund ................................................ 57,953 131,631 189,584
Integrity Small/Mid-Cap Value Fund ............................................ 7,558 24,459 32,017
Munder Multi-Cap Fund ..................................................... 10,078 29,172 39,250
S&P 500 Index Fund ....................................................... 2,221 37,271 39,492
Munder Mid-Cap Core Growth Fund ............................................ 1,129 47,532 48,661
Trivalent International Fund — Core Equity ....................................... 7,698 — 7,698
Trivalent International Small-Cap Fund .......................................... 74,975 — 74,975
Core Bond Fund ........................................................... 1,769 — 1,769
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 278 $ 604 $ 882
Integrity Mid-Cap Value Fund ................................................. 2,236 8,036 10,272
Integrity Small-Cap Value Fund ................................................ 29,116 116,477 145,593
Integrity Small/Mid-Cap Value Fund ............................................ 3,411 3,725 7,136
Munder Multi-Cap Fund ..................................................... 134 18,596 18,730
S&P 500 Index Fund ....................................................... 2,544 11,734 14,278
Munder Mid-Cap Core Growth Fund ............................................ — 17,395 17,395
Trivalent International Fund — Core Equity ....................................... 7,572 — 7,572
Trivalent International Small-Cap Fund .......................................... 62,817 — 62,817
Core Bond Fund ........................................................... 2,439 — 2,439
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Integrity Discovery Fund $ 800 $ 5,180 $ 5,980 $ — $ — $ — $ 6,845 $ 12,825
Integrity Mid-Cap Value
Fund ............ 931 7,355 8,286 — — — 39,150 47,436
Integrity Small-Cap Value
Fund ............ 8,623 202 8,825 — — (19,799) 27,291 16,317
Integrity Small/Mid-Cap
Value Fund ....... 1,242 3,459 4,701 — — — 26,816 31,517
Munder Multi-Cap Fund 15,203 51,527 66,730 — — — 169,616 236,346
S&P 500 Index Fund .. 357 13,305 13,662 — — — 225,122 238,784
Munder Mid-Cap Core
Growth Fund ...... 213 23,747 23,960 — — — 63,748 87,708
Trivalent International
Fund — Core Equity 1,467 9,455 10,922 (426) — — 58,068 68,564
Trivalent International
Small-Cap Fund .... 81,981 — 81,981 951 (28,023) — 1,098,664 1,153,573
Core Bond Fund ...... 88 — 88 — (11,186) — (1,015) (12,113)
Amount
Trivalent International Fund — Core Equity .................................................................. $ (4,583)
Trivalent International Small-Cap Fund ..................................................................... (280,426)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
130
As of June 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
Trivalent International Small-Cap Fund ...................................... $ (28,023) $ — $ (28,023)
Core Bond Fund ....................................................... (1,522) (9,664) (11,186)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Integrity Discovery Fund .............................. $ 52,299 $ 12,384 $ (5,539) $ 6,845
Integrity Mid-Cap Value Fund ........................... 270,139 53,011 (13,861) 39,150
Integrity Small-Cap Value Fund .......................... 983,828 109,512 (82,221) 27,291
Integrity Small/Mid-Cap Value Fund ...................... 284,981 46,124 (19,308) 26,816
Munder Multi-Cap Fund ............................... 325,201 173,671 (4,055) 169,616
S&P 500 Index Fund ................................. 39,691 227,329 (2,207) 225,122
Munder Mid-Cap Core Growth Fund ...................... 222,971 66,762 (3,014) 63,748
Trivalent International Fund — Core Equity ................. 178,228 66,732 (8,664) 58,068
Trivalent International Small-Cap Fund .................... 2,771,492 1,207,141 (108,477) 1,098,664
Core Bond Fund ..................................... 36,876 510 (1,525) (1,015)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Integrity
Discovery Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small-Cap Value Fund, Victory Integrity Small/Mid-Cap Value Fund,
Victory Munder Multi-Cap Fund, Victory S&P 500 Index Fund, Victory Munder Mid-Cap Core Growth Fund, Victory Trivalent International
Fund-Core Equity, Victory Trivalent International Small-Cap Fund, and Victory Core Bond Fund (the “Funds”), each a series of Victory
Portfolios, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five periods in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 22, 2025

Supplemental Information
June 30, 2025
Victory Portfolios
132
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2025, were as follows:
Percent
Integrity Discovery Fund ............................................................................. 53%
Integrity Mid-Cap Value Fund .......................................................................... 70%
Integrity Small-Cap Value Fund ......................................................................... 48%
Integrity Small/Mid-Cap Value Fund ..................................................................... 75%
Munder Multi-Cap Fund .............................................................................. 33%
S&P 500 Index Fund ................................................................................ 100%
Munder Mid-Cap Core Growth Fund ..................................................................... 100%
Amount
Integrity Discovery Fund ............................................................................. $ 1,288
Integrity Mid-Cap Value Fund .......................................................................... 3,991
Integrity Small-Cap Value Fund ......................................................................... 35,636
Integrity Small/Mid-Cap Value Fund ..................................................................... 3,054
Munder Multi-Cap Fund .............................................................................. 10,858
S&P 500 Index Fund ................................................................................ 312
Munder Mid-Cap Core Growth Fund ..................................................................... 1,208
Amount
Integrity Discovery Fund ............................................................................. $ 5,223
Integrity Mid-Cap Value Fund .......................................................................... 37,615
Integrity Small-Cap Value Fund ......................................................................... 134,500
Integrity Small/Mid-Cap Value Fund ..................................................................... 25,563
Munder Multi-Cap Fund .............................................................................. 31,987
S&P 500 Index Fund ................................................................................ 39,455
Munder Mid-Cap Core Growth Fund ..................................................................... 50,565
Foreign Source Income Foreign Tax Expense
Trivalent International Fund — Core Equity ........................................ $ 0.28 $ 0.04
Trivalent International Small-Cap Fund ........................................... 0.52 0.05

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-MUNDER-AR (6/25)

June 30, 2025
Annual: Full Financials
Victory Diversified Stock Fund
Victory Fund for Income
Victory Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Diversified Stock Fund
3
Victory Fund for Income
5
Victory Investment Grade Convertible Fund
7
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
9
Statements of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 30
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 39
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
40

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Diversified Stock Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.2%)
Communication Services (10.8%):
Alphabet, Inc. , Class C ................................................... 72,253 $ 12,817
Charter Communications, Inc. , Class A (a) ..................................... 7,963 3,255
Meta Platforms, Inc. , Class A .............................................. 15,268 11,269
Netflix, Inc. (a) ......................................................... 1,917 2,567
Tencent Music Entertainment Group , ADR ..................................... 106,051 2,067
The Walt Disney Co. .................................................... 38,033 4,717
36,692
Consumer Discretionary (12.1%):
Amazon.com, Inc. (a) .................................................... 56,028 12,292
eBay, Inc. ............................................................ 61,355 4,569
Expedia Group, Inc. ..................................................... 17,596 2,968
JD.com, Inc. , ADR ...................................................... 65,257 2,130
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 100,511 2,038
Ralph Lauren Corp. ..................................................... 12,521 3,434
Royal Caribbean Cruises Ltd. .............................................. 17,674 5,534
Tesla, Inc. (a) .......................................................... 8,436 2,680
Texas Roadhouse, Inc. ................................................... 16,165 3,030
Urban Outfitters, Inc. (a) .................................................. 35,058 2,543
41,218
Consumer Staples (2.8%):
Casey's General Stores, Inc. ............................................... 6,720 3,429
Ingredion, Inc. ......................................................... 30,271 4,105
Performance Food Group Co. (a) ............................................ 22,321 1,953
9,487
Electronic Equipment, Instruments & Components (4.6%):
Amphenol Corp. , Class A ................................................. 49,528 4,891
Fabrinet (a) ............................................................ 15,357 4,526
Jabil, Inc. ............................................................ 27,846 6,073
15,490
Energy (2.5%):
Archrock, Inc. ......................................................... 69,706 1,731
Baker Hughes Co. ...................................................... 50,762 1,946
Diamondback Energy, Inc. ................................................ 11,803 1,622
EOG Resources, Inc. .................................................... 14,192 1,697
ONEOK, Inc. .......................................................... 18,133 1,480
8,476
Financials (13.7%):
Affiliated Managers Group, Inc. ............................................ 15,550 3,060
Ameriprise Financial, Inc. ................................................. 5,744 3,066
BGC Group, Inc. , Class A ................................................. 430,423 4,403
Corebridge Financial, Inc. ................................................. 104,152 3,697
FirstCash Holdings, Inc. .................................................. 14,970 2,023
Interactive Brokers Group, Inc. ............................................. 105,160 5,827
JPMorgan Chase & Co. .................................................. 18,768 5,441
Raymond James Financial, Inc. ............................................. 20,620 3,163
The Bancorp, Inc. (a) ..................................................... 25,826 1,471
The Goldman Sachs Group, Inc. ............................................ 3,117 2,206
Visa, Inc. , Class A ...................................................... 21,121 7,499
W.R. Berkley Corp. ..................................................... 63,267 4,648
46,504
Health Care (12.6%):
AstraZeneca PLC , ADR .................................................. 45,465 3,177
Cencora, Inc. .......................................................... 14,532 4,357
Eli Lilly & Co. ......................................................... 8,492 6,620
Halozyme Therapeutics, Inc. (a) ............................................. 66,831 3,477
HCA Healthcare, Inc. .................................................... 10,747 4,117
McKesson Corp. ....................................................... 6,280 4,602
Novartis AG , ADR ...................................................... 28,773 3,482

Victory Portfolios
Victory Diversified Stock Fund
4
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
ResMed, Inc. .......................................................... 7,873 $ 2,031
The Ensign Group, Inc. ................................................... 21,841 3,369
Universal Health Services, Inc. , Class B ....................................... 22,660 4,105
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,043 3,581
42,918
Industrials (7.9%):
Comfort Systems USA, Inc. ............................................... 6,776 3,633
EMCOR Group, Inc. .................................................... 6,885 3,683
ExlService Holdings, Inc. (a) ............................................... 41,373 1,812
Federal Signal Corp. ..................................................... 44,052 4,688
Kirby Corp. (a) ......................................................... 33,301 3,777
Quanta Services, Inc. .................................................... 12,413 4,693
Trane Technologies PLC .................................................. 10,319 4,513
26,799
Materials (1.9%):
Avery Dennison Corp. ................................................... 9,911 1,739
Linde PLC ............................................................ 3,544 1,663
Royal Gold, Inc. ........................................................ 17,682 3,144
6,546
Real Estate (1.0%):
CBRE Group, Inc. , Class A (a) .............................................. 13,216 1,852
VICI Properties, Inc. .................................................... 44,463 1,449
3,301
Semiconductors & Semiconductor Equipment (12.4%):
Broadcom, Inc. ........................................................ 38,608 10,642
KLA Corp. ........................................................... 5,771 5,170
NVIDIA Corp. ......................................................... 144,998 22,908
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 15,481 3,506
42,226
Software (10.0%):
Adobe, Inc. (a) ......................................................... 3,756 1,453
Autodesk, Inc. (a) ....................................................... 11,033 3,415
Corpay, Inc. (a) ......................................................... 7,402 2,456
Gen Digital, Inc. ....................................................... 65,935 1,939
Microsoft Corp. ........................................................ 45,497 22,631
Oracle Corp. .......................................................... 9,650 2,110
34,004
Technology Hardware, Storage & Peripherals (5.9%):
Apple, Inc. ........................................................... 96,854 19,872
Total Common Stocks (Cost $216,896)
a
a
a
333,533
Exchange-Traded Funds (1.2%)
SPDR S&P 500 ETF Trust ................................................ 6,546 4,044
Total Exchange-Traded Funds (Cost $3,746)
a
a
a
4,044
Total Investments (Cost $220,642) — 99.4% 337,577
Other assets in excess of liabilities —  0.6% 2,076
NET ASSETS - 100.00% $ 339,653
At June 30, 2025, the Fund's investments in foreign securities were 6.9% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Fund for Income
5
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (2.4%)
Agency CMO Other (2.4%):
Government National Mortgage Association ....................................
Series 2001-10, Class PE, 6.50%, 3/16/31, Callable 7/16/25 @ 100 ............... $ 38 $ 38
Series 2005-74, Class HB, 7.50%, 9/16/35 ................................. 1 1
Series 2005-74, Class HC, 7.50%, 9/16/35 ................................. 14 14
Series 2011-166, Class NT, 7.74%, 11/20/31(a) .............................. 259 263
Series 2012-106, Class JM, 7.33%, 10/20/34(a) ............................. 210 222
Series 2012-30, Class WB, 6.91%, 11/20/39(a) .............................. 487 506
Series 2013-190, Class KT, 8.19%, 9/20/30(a) .............................. 46 48
Series 2013-51, Class BL, 6.03%, 4/20/34(a) ............................... 646 666
Series 2013-64, Class KY, 6.55%, 12/20/38(a) .............................. 265 275
Series 2013-70, Class KP, 6.86%, 2/20/39(a) ............................... 325 337
Series 2014-69, Class W, 7.22%, 11/20/34(a) ............................... 82 86
Series 2014-74, Class PT, 7.71%, 5/16/44(a) ............................... 20 21
Series 2015-103, Class B, 6.92%, 1/20/40(a) ............................... 1,622 1,719
Series 2015-77, Class PT, 7.13%, 6/20/39(a) ............................... 115 120
Series 2019-22, Class PT, 7.91%, 2/20/49(a) ............................... 1,244 1,295
Series 2021-1, Class WT, 7.88%, 1/20/51(a) ................................ 1,339 1,404
Series 2023-186, Class BT, 8.00%, 9/20/31 ................................ 1,059 1,114
8,129
Total Collateralized Mortgage Obligations (Cost $8,572)
a
a
a
8,129
U.S. Government Agency Mortgages (70.0%)
Single Family Pass-throughs (69.7%):
Government National Mortgage Association
7.50%, 8/15/25 - 12/20/38 ............................................. 13,980 14,529
6.50%, 12/15/25 - 2/20/41 ............................................. 59,935 62,754
7.00%, 1/20/26 - 5/20/39 ............................................. 34,974 36,677
8.00%, 7/15/27 - 4/15/38 ............................................. 9,250 9,698
6.13%, 6/20/28 - 11/20/28 ............................................. 70 68
6.00%, 8/15/28 - 2/20/49 ............................................. 54,961 57,516
6.28%, 10/20/28 - 9/20/29 ............................................. 202 205
6.10%, 5/20/29 - 7/20/31 ............................................. 196 198
7.30%, 4/20/30 - 2/20/31 ............................................. 91 92
9.00%, 5/15/30 - 9/15/30 ............................................. 123 130
8.50%, 6/15/31 - 7/15/32 ............................................. 493 521
6.49%, 8/20/31 - 3/20/32 ............................................. 377 384
5.50%, 3/20/32 - 11/15/45 ............................................. 32,052 33,186
4.50%, 12/15/33 - 5/15/41 ............................................. 5,611 5,529
5.00%, 1/20/34 - 2/20/42 ............................................. 12,150 12,333
6.50%, 10/20/37 .................................................... 218 237
4.00%, 8/15/41 .................................................... 383 367
234,424
Multi-Family Pass-throughs (0.3%):
Government National Mortgage Association
8.00%, 1/15/31 - 11/15/33 ............................................. 741 741
7.75%, 9/15/33 .................................................... 300 300
6.00%, 4/20/38 .................................................... 46 46
1,087
Total U.S. Government Agency Mortgages (Cost $248,993)
a
a
a
235,511
U.S. Treasury Obligations (26.7%)
U.S. Treasury Bills, 3.77%, 7/10/2 5(b) ........................................ 20,485 20,463
U.S. Treasury Bonds, 6.38%, 8/15/27 ......................................... 66,014 69,601
Total U.S. Treasury Obligations (Cost $89,360)
a
a
a
90,064

Victory Portfolios
Victory Fund for Income
6
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Investment Companies (0.1%)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 4.57%(b) ........... 187 $ 187
Total Investment Companies (Cost $187)
a
a
a
187
Total Investments (Cost $347,112) — 99.2% 333,891
Other assets in excess of liabilities —  0.8% 2,677
NET ASSETS - 100.00% $ 336,568
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2025.
(b) Rate represents the effective yield at June 30, 2025.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Investment Grade Convertible Fund
7
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Convertible Corporate Bonds (70.4%)
Consumer Discretionary (9.8%):
Expedia Group, Inc., 0.00%, 2/15/26(a) ....................................... $ 7,728 $ 7,535
Ford Motor Credit Co. LLC, 0.00%, 3/15/26(a) ................................. 10,295 10,157
Meritage Homes Corp., 1.75%, 5/15/28 ....................................... 7,310 7,068
24,760
Financials (14.3%):
Barclays Bank PLC, 1.00%, 2/16/29 ......................................... 8,990 9,726
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27 ................................ 965 945
Capital Southwest Corp., 5.13%, 11/15/29 ..................................... 2,620 2,581
Global Payments, Inc., 1.50%, 3/1/31 ........................................ 7,512 6,724
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 8/15/28(b)(c) .................... 520 601
JPMorgan Chase Financial Co. LLC, 0.50%, 6/15/27 ............................. 1,760 2,027
New Mountain Finance Corp., 7.50%, 10/15/25 ................................. 6,565 6,552
PPL Capital Funding, Inc., 2.88%, 3/15/28 ..................................... 6,530 7,049
36,205
Health Care (4.0%):
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27 ................................. 250 236
Dexcom, Inc., 0.38%, 5/15/28 .............................................. 1,500 1,410
Envista Holdings Corp., 1.75%, 8/15/28 ....................................... 9,050 8,403
10,049
Industrials (8.6%):
Parsons Corp.
0.25%, 8/15/25 .................................................... 3,555 5,661
2.63%, 3/1/29(c) ................................................... 2,380 2,533
The Middleby Corp., 1.00%, 9/1/25 .......................................... 535 600
Uber Technologies, Inc., 0.88%, 12/1/28 ...................................... 9,070 12,946
21,740
Information Technology (3.7%):
Akamai Technologies, Inc., 1.13%, 2/15/29 .................................... 1,715 1,627
ON Semiconductor Corp., 0.00%, 5/1/27(a) .................................... 735 872
Vishay Intertechnology, Inc., 2.25%, 9/15/30 ................................... 7,740 6,972
9,471
Real Estate (13.3%):
COPT Defense Properties LP, 5.25%, 9/15/28(b) ................................ 2,250 2,539
Digital Realty Trust LP, 1.88%, 11/15/29(b) .................................... 3,225 3,390
Federal Realty OP LP, 3.25%, 1/15/29(b) ...................................... 4,380 4,372
Kite Realty Group LP, 0.75%, 4/1/27(b) ....................................... 5,415 5,611
Rexford Industrial Realty LP
4.38%, 3/15/27(b) .................................................. 640 636
4.13%, 3/15/29(b) .................................................. 1,669 1,631
Ventas Realty LP, 3.75%, 6/1/26 ............................................ 5,250 6,225
Welltower OP LLC
2.75%, 5/15/28(b) .................................................. 4,920 7,989
3.13%, 7/15/29(b) .................................................. 860 1,141
33,534
Utilities (16.7%):
Alliant Energy Corp.
3.88%, 3/15/26 .................................................... 3,185 3,279
3.25%, 5/30/28(b) .................................................. 3,290 3,284
American Water Capital Corp., 3.63%, 6/15/26 .................................. 8,060 8,095
CenterPoint Energy, Inc., 4.25%, 8/15/26 ...................................... 4,245 4,600
CMS Energy Corp., 3.38%, 5/1/28 ........................................... 2,455 2,612
Duke Energy Corp., 4.13%, 4/15/26 .......................................... 5,140 5,446
Evergy, Inc., 4.50%, 12/15/27 .............................................. 2,520 2,942
The Southern Co.
3.88%, 12/15/25 .................................................... 6,410 7,082
4.50%, 6/15/27 .................................................... 1,590 1,746

Victory Portfolios
Victory Investment Grade Convertible Fund
8
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc.
4.38%, 6/1/27 ..................................................... $ 1,310 $ 1,473
4.38%, 6/1/29 ..................................................... 1,310 1,508
42,067
Total Convertible Corporate Bonds (Cost $170,023)
a
a
a
177,826
Shares
Convertible Preferred Stocks (27.7%)
Financials (22.2%):
Apollo Global Management, Inc., 6.75%, 7/31/26 ................................ 160,025 11,978
Ares Management Corp., Series B, 6.75%, 10/1/27 ............................... 167,610 8,883
Bank of America Corp., Series L, 7.25%(d) .................................... 11,450 13,889
KKR & Co., Inc., Series D, 6.25%, 3/1/28 ..................................... 147,955 7,930
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 11,369 13,349
56,029
Industrials (0.2%):
The Boeing Co., 6.00% ................................................... 10,000 680
Materials (0.6%):
Albemarle Corp., 7.25%, 3/1/27 ............................................ 47,050 1,510
Utilities (4.7%):
NextEra Energy, Inc., 6.93%, 9/1/25 ......................................... 124,038 4,929
NextEra Energy, Inc., 7.30%, 6/1/27 ......................................... 82,324 3,877
NextEra Energy, Inc., 7.23%, 11/1/27 ......................................... 68,521 3,032
11,838
Total Convertible Preferred Stocks (Cost $68,849)
a
a
a
70,057
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(e) ........ 189,918 190
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 189,918 190
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(e) ............... 189,918 190
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(e) . 189,918 190
Total Collateral for Securities Loaned (Cost $760)
a
a
a
760
Total Investments (Cost $239,632) — 98.4% 248,643
Other assets in excess of liabilities —  1.6% 3,934
NET ASSETS - 100.00% $ 252,577
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $31,194
(thousands) and amounted to 12.4% of net assets.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on June 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2025
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Assets:
Investments, at value (Cost $220,642, $347,112 and $239,632) $ 337,577 $ 333,891 $ 248,643 (a)
Cash 6,634 — 4,273
Receivables:
Dividends, interest, and securities lending income 123 2,819 1,004
Capital shares issued 33 171 302
Investments sold 2,565 — —
From Adviser 8 49 3
Prepaid expenses 35 48 17
Total Assets 346,975 336,978 254,242
Liabilities:
Payables:
Collateral received on loaned securities — — 760
Investments purchased 6,714 — —
Capital shares redeemed 320 158 658
Accrued expenses and other payables:
Investment advisory fees 175 137 155
Administration fees 15 15 11
Custodian fees 3 4 3
Transfer agent fees 6 14 6
Sub-Transfer agent fees 23 27 44
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 34 9 2
Other accrued expenses 32 46 26
Total Liabilities 7,322 410 1,665
Commitments and contingencies (Note 4 )
Net Assets:
Capital 194,178 786,715 240,951
Total accumulated earnings (loss) 145,475 (450,147) 11,626
Net Assets $ 339,653 $ 336,568 $ 252,577
Net Assets:
Class A $ 262,084 $ 65,228 $ 14,501
Class C 505 1,908 —
Class I 28,688 181,363 235,925
Class R 38,264 14,262 —
Class R6 4,654 24,862 —
Class Y 5,458 45,212 —
Member Class — 3,733 2,151
Total $ 339,653 $ 336,568 $ 252,577
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 11,179 9,519 807
Class C 26 282 —
Class I 1,219 26,465 13,096
Class R 1,714 2,078 —
Class R6 197 3,632 —
Class Y 231 6,599 —
Member Class — 543 114
Total 14,566 49,118 14,017
Net asset value, offering and redemption price per share:(c)
Class A $ 23 .45 $ 6 .85 $ 17 .99
Class C(d) 19 .51 6 .76 —
Class I 23 .53 6 .85 18 .02
Class R 22 .33 6 .86 —
Class R6 23 .59 6 .84 —
Class Y 23 .58 6 .85 —
Member Class — 6 .88 18 .80
Maximum Sales Charge — Class A 5 .75% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 24 .88 $ 7 .01 $ 18 .40
(a) Includes $726 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2025
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Diversified
Stock Fund
Victory Fund for
Income
Victory Investment
Grade Convertible
Fund
Investment Income:
Dividends $ 2,468 $ 9 $ 4,036
Interest 250 9,913 4,534
Securities lending (net of fees) 2 63 22
Foreign tax withholding (37) — —
Total Income 2,683 9,985 8,592
Expenses:
Investment advisory fees 2,101 1,654 2,034
Administration fees 175 180 147
Sub-Administration fees 17 19 17
12b-1 fees — Class A 619 169 39
12b-1 fees — Class C 5 23 —
12b-1 fees — Class R 193 37 —
Custodian fees 15 19 12
Transfer agent fees — Class A 25 7 2
Transfer agent fees — Class C — (a) — (a) —
Transfer agent fees — Class I 2 29 22
Transfer agent fees — Class R 6 2 —
Transfer agent fees — Class R6 1 1 —
Transfer agent fees — Class Y — (a) — —
Transfer agent fees — Member Class — 4 4
Sub-Transfer agent fees — Class A 110 55 9
Sub-Transfer agent fees — Class C 1 2 —
Sub-Transfer agent fees — Class I 12 128 214
Sub-Transfer agent fees — Class R 17 6 —
Sub-Transfer agent fees — Class Y 5 37 —
Trustees' fees 20 20 17
Compliance fees 3 3 2
Legal and audit fees 22 22 21
State registration and filing fees 76 92 48
Other expenses 63 125 54
Recoupment of prior expenses waived/reimbursed by Adviser — — (a) —
Total Expenses 3,488 2,634 2,642
Expenses waived/reimbursed by Adviser (47) (235) (16)
Net Expenses 3,441 2,399 2,626
Net Investment Income (Loss) (758) 7,586 5,966
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 48,103 24 3,816
Net change in unrealized appreciation/depreciation on investment securities 3,097 10,604 9,772
Net realized/unrealized gains (losses) on investments 51,200 10,628 13,588
Change in net assets resulting from operations $ 50,442 $ 18,214 $ 19,554
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (758) $ (316) $ 7,586 $ 5,986 $ 5,966 $ 4,910
Net realized gains (losses) 48,103 29,263 24 (669) 3,816 21,703
Net change in unrealized
appreciation/depreciation 3,097 33,627 10,604 10,233 9,772 (5,475)
Change in net assets resulting from
operations 50,442 62,574 18,214 15,550 19,554 21,138
Distributions to Shareholders:
Class A (24,646) (20,806) (3,428) (4,117) (347) (470)
Class C (61) (77) (101) (155) — —
Class I (2,721) (2,365) (9,239) (10,414) (6,319) (7,349)
Class R (4,042) (3,496) (752) (771) — —
Class R6 (416) (183) (1,122) (1,294) — —
Class Y (540) (479) (2,562) (2,474) — —
Member Class — — (136) (75) (50) (47)
Change in net assets resulting from
distributions to shareholders (32,426) (27,406) (17,340) (19,300) (6,716) (7,866)
Change in net assets resulting from
capital transactions 3,436 5,088 8,710 (47,908) (24,966) (64,099)
Change in net assets 21,452 40,256 9,584 (51,658) (12,128) (50,827)
Net Assets:
Beginning of period 318,201 277,945 326,984 378,642 264,705 315,532
End of period $ 339,653 $ 318,201 $ 336,568 $ 326,984 $ 252,577 $ 264,705

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 7,431 $ 10,606 $ 7,764 $ 7,697 $ 1,221 $ 4,627
Distributions reinvested 23,297 19,618 3,027 3,641 328 425
Cost of shares redeemed (25,271) (25,525) (16,216) (25,485) (3,970) (7,644)
Total Class A $ 5,457 $ 4,699 $ (5,425) $ (14,147) $ (2,421) $ (2,592)
Class C
Proceeds from shares issued $ 85 $ 90 $ 211 $ 18 $ — $ —
Distributions reinvested 61 77 100 153 — —
Cost of shares redeemed (216) (590) (1,004) (1,503) — —
Total Class C $ (70) $ (423) $ (693) $ (1,332) $ — $ —
Class I
Proceeds from shares issued $ 2,916 $ 2,032 $ 47,939 $ 52,435 $ 45,440 $ 57,576
Distributions reinvested 2,494 2,172 7,775 8,577 5,905 6,947
Cost of shares redeemed (5,298) (4,155) (45,734) (93,280) (73,956) (126,204)
Total Class I $ 112 $ 49 $ 9,980 $ (32,268) $ (22,611) $ (61,681)
Class R
Proceeds from shares issued $ 695 $ 619 $ 2,284 $ 5,113 $ — $ —
Distributions reinvested 3,977 3,407 745 763 — —
Cost of shares redeemed (7,081) (5,106) (4,460) (3,857) — —
Total Class R $ (2,409) $ (1,080) $ (1,431) $ 2,019 $ — $ —
Class R6
Proceeds from shares issued $ 608 $ 2,232 $ 14,404 $ 8,693 $ — $ —
Distributions reinvested 407 183 1,113 1,280 — —
Cost of shares redeemed (274) (995) (5,321) (18,946) — —
Total Class R6 $ 741 $ 1,420 $ 10,196 $ (8,973) $ — $ —
Class Y
Proceeds from shares issued $ 464 $ 856 $ 14,815 $ 26,528 $ — $ —
Distributions reinvested 477 420 2,561 2,469 — —
Cost of shares redeemed (1,336) (853) (23,233) (22,647) — —
Total Class Y $ (395) $ 423 $ (5,857) $ 6,350 $ — $ —
Member Class
Proceeds from shares issued $ — $ — $ 4,209 $ 1,226 $ 438 $ 451
Distributions reinvested — — 136 75 50 47
Cost of shares redeemed — — (2,405) (858) (422) (324)
Total Member Class $ — $ — $ 1,940 $ 443 $ 66 $ 174
Change in net assets resulting from
capital transactions $ 3,436 $ 5,088 $ 8,710 $ (47,908) $ (24,966) $ (64,099)

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Fund for Income
Victory Investment Grade
Convertible Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 337 528 1,132 1,122 70 279
Reinvested 1,035 1,046 443 532 18 26
Redeemed (1,130) (1,269) (2,364) (3,718) (222) (455)
Total Class A 242 305 (789) (2,064) (134) (150)
Class C
Issued 5 5 30 3 — —
Reinvested 3 5 15 23 — —
Redeemed (11) (34) (148) (222) — —
Total Class C (3) (24) (103) (196) — —
Class I
Issued 125 100 6,997 7,647 2,536 3,469
Reinvested 111 116 1,138 1,255 331 417
Redeemed (238) (206) (6,673) (13,604) (4,144) (7,611)
Total Class I (2) 10 1,462 (4,702) (1,277) (3,725)
Class R
Issued 35 32 333 743 — —
Reinvested 185 189 109 111 — —
Redeemed (336) (263) (649) (562) — —
Total Class R (116) (42) (207) 292 — —
Class R6
Issued 26 110 2,101 1,269 — —
Reinvested 18 10 163 187 — —
Redeemed (12) (52) (779) (2,770) — —
Total Class R6 32 68 1,485 (1,314) — —
Class Y
Issued 20 43 2,159 3,869 — —
Reinvested 21 22 375 361 — —
Redeemed (60) (42) (3,389) (3,306) — —
Total Class Y (19) 23 (855) 924 — —
Member Class
Issued — — 610 178 23 26
Reinvested — — 20 11 3 3
Redeemed — — (349) (124) (23) (19)
Total Member Class — — 281 65 3 10
Change in Shares 134 340 1,274 (6,995) (1,408) (3,865)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.16 $19.82 $17.86 $24.89 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (0.05) (0.02) 0.04 0.05 —(c) 0.05
Net realized and unrealized gains (losses) 3.67 4.33 3.65 (3.68) 7.95 0.90
Total from Investment Activities 3.62 4.31 3.69 (3.63) 7.95 0.95
Distributions to Shareholders from:
Net investment income — —(c) (0.04) (0.04) (0.01) (0.04)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.73) (3.40) (0.47) (1.19)
Net Asset Value, End of Period $23.45 $22.16 $19.82 $17.86 $24.89 $17.41
Total Return(d)(e) 16.73% 23.66% 21.98% (17.22)% 46.50% 5.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Net Investment Income (Loss)(f) (0.22)% (0.10)% 0.22% 0.33% 0.00%(h) 0.29%
Gross Expenses(f)(g) 1.05% 1.07% 1.07% 1.08% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $262,084 $242,430 $210,774 $191,392 $246,063 $184,217
Portfolio Turnover(d)(i) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $18.96 $17.39 $15.97 $22.70 $16.05 $16.46
Investment Activities:
Net investment income (loss)(b) (0.23) (0.18) (0.12) (0.08) (0.18) (0.10)
Net realized and unrealized gains (losses) 3.11 3.72 3.23 (3.29) 7.29 0.84
Total from Investment Activities 2.88 3.54 3.11 (3.37) 7.11 0.74
Distributions to Shareholders from:
Net investment income — — —(c) — — —
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Net Asset Value, End of Period $19.51 $18.96 $17.39 $15.97 $22.70 $16.05
Total Return(d)(e) 15.59% 22.45% 20.86% (17.72)% 45.01% 4.53%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.02% 2.02% 2.05%
Net Investment Income (Loss)(f) (1.22)% (1.04)% (0.73)% (0.62)% (0.93)% (0.64)%
Gross Expenses(f)(g) 4.93% 4.02% 2.85% 2.46% 2.32% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $505 $550 $919 $1,545 $2,371 $3,046
Portfolio Turnover(d)(h) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.19 $19.81 $17.85 $24.88 $17.37 $17.61
Investment Activities:
Net investment income (loss)(b) (—)(c) 0.03 0.09 0.08 0.05 0.09
Net realized and unrealized gains (losses) 3.67 4.33 3.64 (3.67) 7.94 0.90
Total from Investment Activities 3.67 4.36 3.73 (3.59) 7.99 0.99
Distributions to Shareholders from:
Net investment income — (0.01) (0.08) (0.08) (0.02) (0.08)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.98) (1.77) (3.44) (0.48) (1.23)
Net Asset Value, End of Period $23.53 $22.19 $19.81 $17.85 $24.88 $17.37
Total Return(d)(e) 17.00% 23.90% 22.29% (17.09)% 46.79% 5.81%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.83% 0.83% 0.83% 0.83% 0.83% 0.84%
Net Investment Income (Loss)(f) 0.00%(h) 0.14% 0.47% 0.57% 0.24% 0.56%
Gross Expenses(f)(g) 0.85% 0.86% 0.86% 0.85% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $28,688 $27,087 $23,984 $21,933 $27,856 $21,071
Portfolio Turnover(d)(i) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $21.27 $19.15 $17.32 $24.25 $17.01 $17.29
Investment Activities:
Net investment income (loss)(b) (0.11) (0.08) (0.01) 0.01 (0.06) —(c)
Net realized and unrealized gains (losses) 3.50 4.17 3.53 (3.57) 7.76 0.88
Total from Investment Activities 3.39 4.09 3.52 (3.56) 7.70 0.88
Distributions to Shareholders from:
Net investment income — — —(c) (0.01) — (0.01)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.97) (1.69) (3.37) (0.46) (1.16)
Net Asset Value, End of Period $22.33 $21.27 $19.15 $17.32 $24.25 $17.01
Total Return(d)(e) 16.38% 23.25% 21.67% (17.38)% 46.02% 5.25%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.35% 1.36% 1.36% 1.36% 1.35% 1.37%
Net Investment Income (Loss)(f) (0.52)% (0.39)% (0.07)% 0.05% (0.28)% 0.01%
Gross Expenses(f)(g) 1.35% 1.36% 1.36% 1.36% 1.35% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $38,264 $38,915 $35,836 $36,360 $48,980 $39,432
Portfolio Turnover(d)(h) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.23 $19.84 $17.87 $24.91 $17.38 $17.62
Investment Activities:
Net investment income (loss)(b) 0.01(c) 0.04 0.09 0.09 0.06 0.08
Net realized and unrealized gains (losses) 3.68 4.34 3.66 (3.69) 7.95 0.92
Total from Investment Activities 3.69 4.38 3.75 (3.60) 8.01 1.00
Distributions to Shareholders from:
Net investment income — (0.02) (0.09) (0.08) (0.02) (0.09)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.99) (1.78) (3.44) (0.48) (1.24)
Net Asset Value, End of Period $23.59 $22.23 $19.84 $17.87 $24.91 $17.38
Total Return(d)(e) 17.06% 23.93% 22.38% (17.08)% 46.89% 5.86%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(f) 0.06% 0.19% 0.50% 0.63% 0.29% 0.49%
Gross Expenses(f)(g) 1.12% 1.37% 1.55% 1.36% 1.10% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $4,654 $3,663 $1,927 $863 $4,040 $3,103
Portfolio Turnover(d)(h) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $22.24 $19.86 $17.89 $24.93 $17.41 $17.65
Investment Activities:
Net investment income (loss)(b) (0.01) 0.02 0.08 0.08 0.05 0.09
Net realized and unrealized gains (losses) 3.68 4.34 3.66 (3.69) 7.95 0.90
Total from Investment Activities 3.67 4.36 3.74 (3.61) 8.00 0.99
Distributions to Shareholders from:
Net investment income — (0.01) (0.08) (0.07) (0.02) (0.08)
Net realized gains (2.33) (1.97) (1.69) (3.36) (0.46) (1.15)
Total Distributions (2.33) (1.98) (1.77) (3.43) (0.48) (1.23)
Net Asset Value, End of Period $23.58 $22.24 $19.86 $17.89 $24.93 $17.41
Total Return(c)(d) 16.96% 23.83% 22.26% (17.07)% 46.75% 5.72%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(e) (0.03)% 0.11% 0.43% 0.55% 0.21% 0.52%
Gross Expenses(e)(f) 1.11% 1.14% 1.09% 0.96% 0.96% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $5,458 $5,556 $4,505 $4,102 $5,029 $3,737
Portfolio Turnover(c)(g) 92% 81% 88% 49% 61% 95%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Fund for Income
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.84 $6.91 $7.32 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.14 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains (losses) 0.22 0.19 (0.13) (0.38) (0.11) 0.17
Total from Investment Activities 0.36 0.29 (0.04) (0.35) (0.09) 0.23
Distributions to Shareholders from:
Net investment income (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.85 $6.84 $6.91 $7.32 $7.92 $8.40
Total Return(c)(d) 5.52% 4.24% (0.45)% (4.48)% (1.14)% 2.75%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.11% 1.52% 1.29% 0.53% 0.25% 0.75%
Gross Expenses(e)(f) 0.97% 0.97% 0.96% 0.95% 0.92% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $65,228 $70,457 $85,445 $99,353 $128,802 $151,236
Portfolio Turnover(c)(g) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.75 $6.83 $7.23 $7.84 $8.31 $8.48
Investment Activities:
Net investment income (loss)(b) 0.09 0.05 0.03 (0.01) (0.05) —(c)
Net realized and unrealized gains (losses) 0.22 0.18 (0.11) (0.39) (0.10) 0.16
Total from Investment Activities 0.31 0.23 (0.08) (0.40) (0.15) 0.16
Distributions to Shareholders from:
Net investment income (0.30) (0.31) (0.32) (0.21) (0.32) (0.33)
Total Distributions (0.30) (0.31) (0.32) (0.21) (0.32) (0.33)
Net Asset Value, End of Period $6.76 $6.75 $6.83 $7.23 $7.84 $8.31
Total Return(d)(e) 4.65% 3.48% (1.11)% (5.15)% (1.81)% 1.85%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.71% 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss)(f) 1.32% 0.72% 0.48% (0.27)% (0.62)% (0.01)%
Gross Expenses(f)(g) 2.37% 2.16% 1.94% 1.84% 1.79% 1.74%
Supplemental Data:
Net Assets at end of period (000's) $1,908 $2,596 $3,967 $6,978 $10,066 $20,801
Portfolio Turnover(d)(h) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Fund for Income
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.91 $7.31 $7.92 $8.39 $8.55
Investment Activities:
Net investment income (loss)(b) 0.16 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains (losses) 0.23 0.18 (0.12) (0.39) (0.10) 0.17
Total from Investment Activities 0.39 0.30 (0.01) (0.35) (0.06) 0.25
Distributions to Shareholders from:
Net investment income (0.37) (0.38) (0.39) (0.26) (0.41) (0.41)
Total Distributions (0.37) (0.38) (0.39) (0.26) (0.41) (0.41)
Net Asset Value, End of Period $6.85 $6.83 $6.91 $7.31 $7.92 $8.39
Total Return(c)(d) 5.79% 4.52% (0.05)% (4.45)% (0.77)% 3.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.64% 0.64% 0.64% 0.64% 0.64% 0.64%
Net Investment Income (Loss)(e) 2.38% 1.79% 1.55% 0.80% 0.48% 0.95%
Gross Expenses(e)(f) 0.71% 0.71% 0.70% 0.68% 0.67% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $181,363 $170,896 $205,132 $284,230 $385,332 $590,749
Portfolio Turnover(c)(g) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.84 $6.92 $7.33 $7.93 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.14 0.10 0.09 0.03 0.02 0.06
Net realized and unrealized gains (losses) 0.23 0.18 (0.13) (0.38) (0.10) 0.17
Total from Investment Activities 0.37 0.28 (0.04) (0.35) (0.08) 0.23
Distributions to Shareholders from:
Net investment income (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Total Distributions (0.35) (0.36) (0.37) (0.25) (0.39) (0.39)
Net Asset Value, End of Period $6.86 $6.84 $6.92 $7.33 $7.93 $8.40
Total Return(c)(d) 5.51% 4.24% (0.45)% (4.48)% (1.03)% 2.74%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.91% 0.91% 0.91% 0.91% 0.91% 0.91%
Net Investment Income (Loss)(e) 2.11% 1.52% 1.28% 0.54% 0.23% 0.76%
Gross Expenses(e)(f) 1.02% 1.02% 1.00% 0.98% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $14,262 $15,641 $13,784 $17,973 $23,613 $43,684
Portfolio Turnover(c)(g) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Fund for Income
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.89 $7.30 $7.91 $8.38 $8.54
Investment Activities:
Net investment income (loss)(b) 0.16 0.12 0.11 0.04 0.04 0.08
Net realized and unrealized gains (losses) 0.22 0.20 (0.13) (0.39) (0.10) 0.18
Total from Investment Activities 0.38 0.32 (0.02) (0.35) (0.06) 0.26
Distributions to Shareholders from:
Net investment income (0.37) (0.38) (0.39) (0.26) (0.41) (0.42)
Total Distributions (0.37) (0.38) (0.39) (0.26) (0.41) (0.42)
Net Asset Value, End of Period $6.84 $6.83 $6.89 $7.30 $7.91 $8.38
Total Return(c)(d) 5.65% 4.84% (0.18)% (4.44)% (0.77)% 3.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(e) 2.38% 1.80% 1.56% 0.83% 0.46% 0.88%
Gross Expenses(e)(f) 0.69% 0.67% 0.65% 0.63% 0.64% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $24,862 $14,658 $23,861 $27,174 $29,691 $49,009
Portfolio Turnover(c)(g) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Fund for Income
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $6.83 $6.90 $7.31 $7.92 $8.40 $8.56
Investment Activities:
Net investment income (loss)(b) 0.16 0.12 0.10 0.04 0.03 0.06
Net realized and unrealized gains (losses) 0.22 0.19 (0.12) (0.39) (0.11) 0.19
Total from Investment Activities 0.38 0.31 (0.02) (0.35) (0.08) 0.25
Distributions to Shareholders from:
Net investment income (0.36) (0.38) (0.39) (0.26) (0.40) (0.41)
Total Distributions (0.36) (0.38) (0.39) (0.26) (0.40) (0.41)
Net Asset Value, End of Period $6.85 $6.83 $6.90 $7.31 $7.92 $8.40
Total Return(c)(d) 5.72% 4.60% (0.26)% (4.46)% (0.94)% 2.95%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(e) 2.31% 1.72% 1.46% 0.72% 0.40% 0.67%
Gross Expenses(e)(f) 0.72% 0.72% 0.74% 0.72% 0.71% 0.74%
Supplemental Data:
Net Assets at end of period (000's) $45,212 $50,937 $45,084 $82,168 $120,588 $186,421
Portfolio Turnover(c)(g) 22% 3% 10% 20% 27% 55%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Fund for Income
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $6.86 $6.93 $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.15 0.12 0.10 0.04 0.04
Net realized and unrealized gains (losses) 0.23 0.19 (0.12) (0.39) (0.13)
Total from Investment Activities 0.38 0.31 (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.36) (0.38) (0.39) (0.26) (0.37)
Total Distributions (0.36) (0.38) (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.88 $6.86 $6.93 $7.34 $7.95
Total Return(d)(e) 5.66% 4.54% (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 2.25% 1.68% 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 1.53% 2.00% 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $3,733 $1,799 $1,369 $1,238 $877
Portfolio Turnover(d)(h) 22% 3% 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $17.14 $16.35 $16.30 $19.97 $17.31 $17.51
Investment Activities:
Net investment income (loss)(b) 0.34 0.24 0.28 0.18 0.22 0.27
Net realized and unrealized gains (losses) 0.92 0.97 0.27 (2.07) 3.27 0.47
Total from Investment Activities 1.26 1.21 0.55 (1.89) 3.49 0.74
Distributions to Shareholders from:
Net investment income (0.41) (0.42) (0.36) (1.45) (0.83) (0.35)
Net realized gains — — (0.14) (0.33) — (0.59)
Total Distributions (0.41) (0.42) (0.50) (1.78) (0.83) (0.94)
Net Asset Value, End of Period $17.99 $17.14 $16.35 $16.30 $19.97 $17.31
Total Return(c)(d) 7.39% 7.50% 3.50% (10.32)% 20.62% 4.43%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.27% 1.25% 1.20% 1.22% 1.39% 1.38%
Net Investment Income (Loss)(e) 1.90% 1.47% 1.75% 1.48% 1.12% 1.63%
Gross Expenses(e)(f) 1.27% 1.25% 1.20% 1.22% 1.41% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $14,501 $16,127 $17,827 $18,981 $21,644 $16,571
Portfolio Turnover(c)(g) 24% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Investment Grade Convertible Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $17.16 $16.35 $16.29 $19.98 $17.32 $17.50
Investment Activities:
Net investment income (loss)(b) 0.40 0.29 0.33 0.22 0.31 0.33
Net realized and unrealized gains (losses) 0.91 0.99 0.27 (2.08) 3.27 0.49
Total from Investment Activities 1.31 1.28 0.60 (1.86) 3.58 0.82
Distributions to Shareholders from:
Net investment income (0.45) (0.47) (0.40) (1.50) (0.92) (0.41)
Net realized gains — — (0.14) (0.33) — (0.59)
Total Distributions (0.45) (0.47) (0.54) (1.83) (0.92) (1.00)
Net Asset Value, End of Period $18.02 $17.16 $16.35 $16.29 $19.98 $17.32
Total Return(c)(d) 7.71% 7.92% 3.78% (10.20)% 21.19% 4.91%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.94% 0.92% 0.91% 0.93% 0.96%
Net Investment Income (Loss)(e) 2.22% 1.75% 2.01% 1.82% 1.59% 1.98%
Gross Expenses(e)(f) 0.95% 0.94% 0.92% 0.91% 0.93% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $235,925 $246,592 $295,985 $425,954 $403,122 $276,923
Portfolio Turnover(c)(g) 24% 36% 22% 17% 28% 34%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Investment Grade Convertible Fund
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $17.89 $17.03 $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.39 0.28 0.32 0.21 0.26
Net realized and unrealized gains (losses) 0.95 1.02 0.28 (2.16) 3.31
Total from Investment Activities 1.34 1.30 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.43) (0.44) (0.38) (1.48) (0.22)
Net realized gains — — (0.14) (0.33) —
Total Distributions (0.43) (0.44) (0.52) (1.81) (0.22)
Net Asset Value, End of Period $18.80 $17.89 $17.03 $16.95 $20.71
Total Return(d)(e) 7.53% 7.73% 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 2.08% 1.61% 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.85% 1.98% 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $2,151 $1,986 $1,720 $1,058 $512
Portfolio Turnover(d)(h) 24% 36% 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
30
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs and American Depositary Receipts, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Fund for Income Fund for Income A, C, I, R, R6, Y, and Member Class
Victory Investment Grade Convertible Fund Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
31
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 333,533 $ — $ — $ 333,533
Exchange-Traded Funds ......................................... 4,044 — — 4,044
Total ....................................................... $ 337,577 $ — $ — $ 337,577
Fund for Income
Collateralized Mortgage Obligations ................................ — 8,129 — 8,129
U.S. Government Agency Mortgages ................................ — 235,511 — 235,511
U.S. Treasury Obligations ........................................ — 90,064 — 90,064
Investment Companies .......................................... 187 — — 187
Total ....................................................... $ 187 $ 333,704 $ — $ 333,891
Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 177,826 — 177,826
Convertible Preferred Stocks ...................................... 70,057 — — 70,057
Collateral for Securities Loaned ................................... 760 — — 760
Total ....................................................... $ 70,817 $ 177,826 $ — $ 248,643

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
32
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2025, were as follows  (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Investment Grade Convertible Fund .................................... $ 726 $ — $ 760
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 295,526 $ 324,362 $ — $ —

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
33
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Fund for Income ................................................ $ — $ — $ 118,542 $ 63,077
Investment Grade Convertible Fund ................................... 63,468 89,319 — —
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
34
providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
For the year ended June 30, 2025, the following recoupments (amounts in thousands) were paid to the Adviser:
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.25%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Amount
Diversified Stock Fund ................................................................................. $ 1
Fund for Income ..................................................................................... 1
Investment Grade Convertible Fund ........................................................................ —(a)
(a) Rounds to less than $1 thousand.
In effect until October 31, 2025
Class A Class C Class I Class R Class R6 Class Y
Member
Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%
Amount
Fund for Income ..................................................................................... $ —*
* Rounds to less than $1 thousand.
Expires
2026
Expires
2027
Expires
2028 Total
Diversified Stock Fund ................................................. $ 40 $ 50 $ 47 $ 137

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025

	Expires 2026	Expires 2027	Expires 2028	Total
Fund for Income	247	244	235	726
Investment Grade Convertible Fund	10	17	16	43

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2025.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.

5. Risks:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.

	Diversified Stock Fund	Fund for Income	Investment Grade Convertible Fund
General Market Risk	x	x	x
Debt Securities Risk		x	x
Interest Rate Risk		x	x
Equity Securities Risk	x
Large-Capitalization Stock Risk	x
Prepayment Risk		x
Convertible Securities Risk			x
Sector Focus Risk	x		x

General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.

Interest Rate Risk —  The Fund(s) is (are) subject to credit and interest rate risk with respect to fixed income securities. Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

35

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
36
Prepayment Risk — The amounts that the Fund(s) receive(s) as interest, sale proceeds or amounts received as a result of prepayment of asset-
backed or mortgage-related securities may be reinvested at lower interest rates.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Sector Focus Risk — To the extent the Fund(s) focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or Funds’) performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended June 30, 2025.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
37
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, amortization and accretion, contingent payment debt instruments, and deemed dividends on Convertible Debt under Sec.
305(c).
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Total
Accumulated
Earnings
(Loss) Capital
Diversified Stock Fund ....................................................................... $ (1,648) $ 1,648
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 12,880 $ 19,546 $ 32,426
Fund for Income .......................................................... 17,340 — 17,340
Investment Grade Convertible Fund ............................................. 6,087 629 6,716
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 1,764 $ 25,642 $ 27,406
Fund for Income .......................................................... 19,300 — 19,300
Investment Grade Convertible Fund ............................................. 7,866 — 7,866
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Diversified Stock Fund ................. $ 4,135 $ 24,788 $ 28,923 $ — $ 116,552 $ 145,475
Fund for Income ..................... 2,075 — 2,075 (427,800) (24,422) (450,147)
Investment Grade Convertible Fund ........ — 1,387 1,387 — 10,239 11,626

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
38
During the tax year ended June 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Amount
Investment Grade Convertible Fund ........................................................................ $ (863)
Short-Term
Amount
Long-Term
Amount Total
Fund for Income ...................................................... $ (134,727) $ (293,073) $ (427,800)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Diversified Stock Fund ................................ $ 221,025 $ 119,312 $ (2,760) $ 116,552
Fund for Income .................................... 358,313 1,079 (25,501) (24,422)
Investment Grade Convertible Fund ....................... 238,404 16,766 (6,527) 10,239

39
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios, comprising the funds listed below (the “Funds”), as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 22, 2025
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Diversified Stock Fund
Victory Fund for Income
Victory Investment Grade Convertible
Fund
For the year ended June 30, 2025 For the years ended June 30, 2025, and 2024
For the years ended June 30, 2025,
2024, 2023, the eight months ended
June 30, 2022, and years ended
October 31, 2021, and 2020

Supplemental Information
June 30, 2025
Victory Portfolios
40
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Diversified Stock Fund ............................................................................... 22%
Investment Grade Convertible Fund ...................................................................... 52%
Amount
Diversified Stock Fund ............................................................................... $ 13,260
Amount
Diversified Stock Fund ............................................................................... $ 20,814
Investment Grade Convertible Fund ...................................................................... 629

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-AR (6/25)

June 30, 2025
Annual: Full Financials
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to
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Detailed performance records
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Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Sycamore Established Value Fund
3
Victory Sycamore Small Company Opportunity Fund
6
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
9
Statements of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
14
Notes to Financial Statements (Form N-CSR Item 7) 25
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 34
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
35

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Sycamore Established Value Fund
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (96.9%)
Consumer Discretionary (7.9%):
Aptiv PLC (a) .......................................................... 1,660,000 $ 113,245
Bath & Body Works, Inc. ................................................. 8,600,000 257,656
BorgWarner, Inc. ....................................................... 5,627,000 188,392
Expedia Group, Inc. ..................................................... 1,830,000 308,684
Hilton Worldwide Holdings, Inc. ............................................ 540,000 143,824
Penske Automotive Group, Inc. ............................................. 678,610 116,592
Ralph Lauren Corp. ..................................................... 460,000 126,169
Ross Stores, Inc. ....................................................... 820,000 104,616
1,359,178
Consumer Staples (8.1%):
Casey's General Stores, Inc. ............................................... 350,000 178,595
Maplebear, Inc. (a) ...................................................... 6,318,000 285,826
Performance Food Group Co. (a) ............................................ 3,700,000 323,639
Primo Brands Corp. ..................................................... 6,215,000 184,088
U.S. Foods Holding Corp. (a) ............................................... 5,560,000 428,176
1,400,324
Energy (5.0%):
Baker Hughes Co. ...................................................... 6,119,000 234,602
Chord Energy Corp. ..................................................... 2,110,000 204,354
Coterra Energy, Inc. ..................................................... 10,700,000 271,566
Devon Energy Corp. ..................................................... 5,150,000 163,821
874,343
Financials (14.8%):
American Financial Group, Inc. ............................................. 1,730,000 218,343
Fidelity National Financial, Inc. ............................................ 5,800,000 325,148
Huntington Bancshares, Inc. ............................................... 16,405,000 274,948
Old Republic International Corp. ............................................ 7,100,000 272,924
Principal Financial Group, Inc. ............................................. 2,969,000 235,827
Prosperity Bancshares, Inc. ................................................ 1,232,000 86,536
Raymond James Financial, Inc. ............................................. 1,665,000 255,361
The Hartford Insurance Group, Inc. .......................................... 2,376,000 301,443
Truist Financial Corp. .................................................... 6,119,000 263,056
Willis Towers Watson PLC ................................................ 1,046,000 320,599
2,554,185
Health Care (5.9%):
Hologic, Inc. (a) ........................................................ 3,961,000 258,099
Labcorp Holdings, Inc. ................................................... 975,000 255,947
Quest Diagnostics, Inc. ................................................... 1,900,000 341,297
The Cooper Cos., Inc. (a) .................................................. 2,408,000 171,353
1,026,696
Industrials (18.3%):
AGCO Corp. .......................................................... 2,117,000 218,390
Carrier Global Corp. ..................................................... 2,399,000 175,583
FTI Consulting, Inc. (a) ................................................... 1,080,000 174,420
Genpact Ltd. .......................................................... 7,122,000 313,439
Hubbell, Inc. .......................................................... 525,000 214,415
J.B. Hunt Transport Services, Inc. ........................................... 1,280,000 183,808
Knight-Swift Transportation Holdings, Inc. .................................... 5,740,000 253,880
Landstar System, Inc. .................................................... 1,200,000 166,824
Lincoln Electric Holdings, Inc. ............................................. 1,257,000 260,601
Regal Rexnord Corp. .................................................... 1,194,000 173,082
Republic Services, Inc. ................................................... 583,000 143,774
Textron, Inc. .......................................................... 2,935,000 235,651
The Middleby Corp. (a) ................................................... 1,320,999 190,224
TransUnion ........................................................... 2,255,000 198,440
Xylem, Inc. ........................................................... 2,036,000 263,377
3,165,908

Victory Portfolios
Victory Sycamore Established Value Fund
4
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Information Technology (10.0%):
Akamai Technologies, Inc. (a) .............................................. 2,555,000 $ 203,787
Check Point Software Technologies Ltd. (a) .................................... 1,131,000 250,234
Globant SA (a) ......................................................... 1,100,000 99,924
Keysight Technologies, Inc. (a) ............................................. 1,444,000 236,614
Microchip Technology, Inc. ................................................ 2,830,000 199,147
MKS, Inc. ............................................................ 2,580,000 256,349
Trimble, Inc. (a) ........................................................ 3,800,000 288,724
Zebra Technologies Corp. (a) ............................................... 618,000 190,566
1,725,345
Materials (13.9%):
AptarGroup, Inc. ....................................................... 1,625,000 254,199
Avery Dennison Corp. ................................................... 890,000 156,168
Axalta Coating Systems Ltd. (a) ............................................. 7,390,000 219,409
CF Industries Holdings, Inc. ............................................... 2,823,000 259,716
Crown Holdings, Inc. .................................................... 3,302,000 340,040
Franco-Nevada Corp. .................................................... 1,356,000 222,276
Graphic Packaging Holding Co. ............................................ 8,000,000 168,560
Packaging Corp. of America ............................................... 952,000 179,404
RPM International, Inc. .................................................. 1,975,000 216,934
Steel Dynamics, Inc. ..................................................... 1,386,000 177,422
Westlake Corp. ........................................................ 2,685,000 203,872
2,398,000
Real Estate (7.8%):
Camden Property Trust ................................................... 2,623,000 295,586
Equity LifeStyle Properties, Inc. ............................................ 3,430,000 211,528
Lamar Advertising Co. , Class A ............................................. 2,360,000 286,410
NNN REIT, Inc. ........................................................ 6,790,000 293,192
SBA Communications Corp. ............................................... 1,157,000 271,710
1,358,426
Utilities (5.2%):
Alliant Energy Corp. .................................................... 6,910,000 417,848
American Water Works Co., Inc. ............................................ 2,190,000 304,651
CMS Energy Corp. ...................................................... 2,472,000 171,260
893,759
Total Common Stocks (Cost $14,396,245)
a
a
a
16,756,164
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF (b) ....................................... 910,000 120,247
Total Exchange-Traded Funds (Cost $52,895)
a
a
a
120,247
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 25,190,531 25,191
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 25,190,531 25,191
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 25,190,531 25,190
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 25,190,531 25,190
Total Collateral for Securities Loaned (Cost $100,762)
a
a
a
100,762
Total Investments (Cost $14,549,902) — 98.2% 16,977,173
Other assets in excess of liabilities —  1.8% 313,742
NET ASSETS - 100.00% $ 17,290,915
At June 30, 2025, the Fund's investments in foreign securities were 5.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.

Victory Portfolios
Victory Sycamore Established Value Fund
5
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.1%)
Banks (16.4%):
Banner Corp. .......................................................... 1,120,000 $ 71,848
Heritage Financial Corp. (a) ................................................ 1,760,000 41,958
Lakeland Financial Corp. ................................................. 674,000 41,417
National Bank Holdings Corp. , Class A (a) ..................................... 2,075,000 78,041
Old National Bancorp .................................................... 4,285,000 91,442
Renasant Corp. ........................................................ 2,550,000 91,621
ServisFirst Bancshares, Inc. ............................................... 780,000 60,458
SouthState Corp. ....................................................... 795,000 73,164
Stock Yards Bancorp, Inc. ................................................. 985,000 77,795
Towne Bank .......................................................... 1,915,000 65,455
UMB Financial Corp. .................................................... 700,000 73,612
United Bankshares, Inc. .................................................. 2,440,000 88,889
Wintrust Financial Corp. .................................................. 520,000 64,470
920,170
Capital Markets (3.2%):
Cohen & Steers, Inc. .................................................... 715,000 53,875
Lazard, Inc. ........................................................... 1,360,000 65,253
Stifel Financial Corp. .................................................... 555,000 57,598
176,726
Communication Services (1.1%):
Madison Square Garden Sports Corp. (b) ...................................... 300,000 62,685
Consumer Discretionary (9.2%):
Boyd Gaming Corp. ..................................................... 775,000 60,628
Etsy, Inc. (b) ........................................................... 510,000 25,582
Group 1 Automotive, Inc. ................................................. 104,000 45,418
LCI Industries ......................................................... 405,000 36,932
Meritage Homes Corp. ................................................... 590,000 39,512
Murphy USA, Inc. ...................................................... 135,000 54,918
OneSpaWorld Holdings Ltd. ............................................... 2,165,000 44,144
Papa John's International, Inc. .............................................. 749,000 36,656
The Cheesecake Factory, Inc. (c) ............................................ 1,071,000 67,109
Urban Outfitters, Inc. (b) .................................................. 277,000 20,094
Valvoline, Inc. (b) ....................................................... 1,294,000 49,004
Visteon Corp. (b) ....................................................... 400,000 37,320
517,317
Consumer Staples (4.7%):
Central Garden & Pet Co. , Class A (b) ........................................ 1,505,000 47,091
Dole PLC ............................................................ 2,689,000 37,619
Interparfums, Inc. ....................................................... 500,000 65,655
Performance Food Group Co. (b) ............................................ 480,000 41,986
PriceSmart, Inc. ........................................................ 301,000 31,617
The Chefs' Warehouse, Inc. (b) .............................................. 610,000 38,924
262,892
Energy (4.7%):
Civitas Resources, Inc. ................................................... 1,465,000 40,317
Helmerich & Payne, Inc. .................................................. 2,420,000 36,687
Magnolia Oil & Gas Corp. , Class A .......................................... 2,780,000 62,494
Matador Resources Co. ................................................... 1,315,000 62,752
Select Water Solutions, Inc. ................................................ 2,775,000 23,976
Weatherford International PLC ............................................. 791,000 39,795
266,021
Financial Services (2.9%):
EVERTEC, Inc. ........................................................ 1,260,000 45,423
NCR Atleos Corp. (b) .................................................... 1,890,000 53,922
Walker & Dunlop, Inc. ................................................... 912,000 64,278
163,623
Health Care (4.0%):
Envista Holdings Corp. (b) ................................................ 2,721,000 53,168

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
7
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Haemonetics Corp. (b) .................................................... 560,000 $ 41,782
Omnicell, Inc. (b) ....................................................... 935,000 27,489
Pediatrix Medical Group, Inc. (b) ............................................ 2,199,000 31,556
QIAGEN NV .......................................................... 1,405,000 67,524
221,519
Industrials (21.6%):
Alamo Group, Inc. ...................................................... 329,000 71,847
Albany International Corp. ................................................ 630,000 44,182
Apogee Enterprises, Inc. .................................................. 845,000 34,307
ASGN, Inc. (b) ......................................................... 207,000 10,336
Astec Industries, Inc. (a) .................................................. 1,150,000 47,944
Atkore, Inc. ........................................................... 710,000 50,091
Everus Construction Group, Inc. (b) .......................................... 1,118,000 71,027
Gates Industrial Corp. PLC (b) .............................................. 1,596,000 36,756
Gibraltar Industries, Inc. (b) ................................................ 800,000 47,200
Hayward Holdings, Inc. (b) ................................................ 4,300,000 59,340
Hillenbrand, Inc. ....................................................... 1,255,000 25,188
Hub Group, Inc. , Class A ................................................. 2,060,000 68,866
JBT Marel Corp. ....................................................... 470,000 56,522
Kennametal, Inc. ....................................................... 138,000 3,168
Marten Transport Ltd. .................................................... 2,340,000 30,397
McGrath RentCorp ...................................................... 618,000 71,662
Mercury Systems, Inc. (b) ................................................. 1,250,000 67,325
MSC Industrial Direct Co., Inc. ............................................. 830,000 70,567
Mueller Industries, Inc. ................................................... 460,000 36,556
Pursuit Attractions and Hospitality, Inc. (a) (b) ................................... 1,745,000 50,308
The Timken Co. ........................................................ 785,000 56,952
UFP Industries, Inc. ..................................................... 215,000 21,362
UniFirst Corp. ......................................................... 315,000 59,289
Watts Water Technologies, Inc. , Class A ....................................... 200,000 49,178
Werner Enterprises, Inc. .................................................. 2,520,000 68,947
1,209,317
Information Technology (8.9%):
Cohu, Inc. (a) (b) ........................................................ 3,035,000 58,393
Crane NXT Co. ........................................................ 830,000 44,737
Extreme Networks, Inc. (b) ................................................ 2,580,000 46,311
Ingram Micro Holding Corp. (c) ............................................. 2,750,000 57,310
Kulicke & Soffa Industries, Inc. ............................................. 1,675,000 57,955
Littelfuse, Inc. ......................................................... 198,000 44,893
Rogers Corp. (b) ........................................................ 385,000 26,365
Sandisk Corp. (b) ....................................................... 1,402,000 63,581
Tower Semiconductor Ltd. (b) .............................................. 1,658,000 71,874
Viavi Solutions, Inc. (b) ................................................... 2,650,000 26,685
498,104
Insurance (6.0%):
Axis Capital Holdings Ltd. ................................................ 595,000 61,773
Bowhead Specialty Holdings, Inc. (b) ......................................... 726,738 27,274
First American Financial Corp. ............................................. 692,000 42,482
Safety Insurance Group, Inc. ............................................... 595,000 47,237
SiriusPoint Ltd. (b) ...................................................... 2,595,000 52,912
Stewart Information Services Corp. .......................................... 475,000 30,923
The Hanover Insurance Group, Inc. .......................................... 435,000 73,893
336,494
Materials (7.6%):
AdvanSix, Inc. (a) ....................................................... 1,730,000 41,088
Commercial Metals Co. .................................................. 1,545,000 75,566
Eagle Materials, Inc. ..................................................... 180,000 36,380
H.B. Fuller Co. ........................................................ 1,030,000 61,954
Innospec, Inc. ......................................................... 690,000 58,022
Sensient Technologies Corp. ............................................... 454,000 44,728
Silgan Holdings, Inc. .................................................... 1,020,000 55,263

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
8
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Titan America SA (c) ..................................................... 2,227,000 $ 27,793
Warrior Met Coal, Inc. ................................................... 550,000 25,207
426,001
Real Estate (5.2%):
Apple Hospitality REIT, Inc. ............................................... 5,000,000 58,350
Colliers International Group, Inc. ........................................... 520,000 67,881
Four Corners Property Trust, Inc. ............................................ 2,170,000 58,395
Rayonier, Inc. ......................................................... 2,170,000 48,130
Ryman Hospitality Properties, Inc. ........................................... 590,000 58,215
290,971
Utilities (2.6%):
IDACORP, Inc. ........................................................ 615,000 71,002
MGE Energy, Inc. ...................................................... 480,000 42,451
National Fuel Gas Co. ................................................... 415,000 35,155
148,608
Total Common Stocks (Cost $5,084,980)
a
a
a
5,500,448
Exchange-Traded Funds (0.4%)
iShares Russell 2000 Value ETF ............................................ 150,000 23,664
Total Exchange-Traded Funds (Cost $16,938)
a
a
a
23,664
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (d) ........ 17,921,749 17,922
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (d) ............ 17,921,749 17,922
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (d) ............... 17,921,749 17,922
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (d) . 17,921,749 17,921
Total Collateral for Securities Loaned (Cost $71,687)
a
a
a
71,687
Total Investments (Cost $5,173,605) — 99.8% 5,595,799
Other assets in excess of liabilities —  0.2% 9,791
NET ASSETS - 100.00% $ 5,605,590
At June 30, 2025, the Fund's investments in foreign securities were 9.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on June 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Statements of Assets and Liabilities
June 30, 2025
9
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $— and $363,168) $ — $ 317,732
Unaffiliated investments, at value (Cost $14,549,902 and $4,810,437) 16,977,173 (a) 5,278,067 (b)
Trustee deferred compensation investments, at fair value (Cost $1,467 and $648) 1,940 863
Cash 382,442 67,476
Receivables:
Dividends, interest, and securities lending income 16,338 5,993
Capital shares issued 12,135 3,433
Investments sold 34,525 20,770
Prepaid expenses 219 73
Total Assets 17,424,772 5,694,407
Liabilities:
Payables:
Collateral received on loaned securities 100,762 71,687
Investments purchased — 4,996
Trustee deferred compensation 1,940 863
Capital shares redeemed 22,186 6,860
Accrued expenses and other payables:
Investment advisory fees 6,390 3,479
Administration fees 771 250
Custodian fees 181 66
Transfer agent fees 216 37
Sub-Transfer agent fees 573 251
Compliance fees 12 4
Trustees' fees 4 3
12b-1 fees 260 52
Other accrued expenses 562 269
Total Liabilities 133,857 88,817
Commitments and contingencies (Note 4 )
Net Assets:
Capital 14,326,436 5,024,974
Total accumulated earnings (loss) 2,964,479 580,616
Net Assets $ 17,290,915 $ 5,605,590
Net Assets:
Class A $ 1,259,617 $ 221,592
Class C 6,679 —
Class I 4,683,882 2,556,113
Class R 703,005 156,878
Class R6 9,848,562 2,606,467
Class Y 789,170 64,540
Total $ 17,290,915 $ 5,605,590
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 27,768 5,070
Class C 153 —
Class I 103,166 57,470
Class R 15,848 4,003
Class R6 216,792 58,714
Class Y 17,388 1,466
Total 381,115 126,723
Net asset value, offering and redemption price per share:(c)
Class A $ 45 .36 $ 43 .70
Class C(d) 43 .78 —
Class I 45 .40 44 .48
Class R 44 .36 39 .19
Class R6 45 .43 44 .39
Class Y 45 .39 44 .02
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 48 .13 $ 46 .37
(a) Includes $98,682 thousand of securities on loan.
(b) Includes $70,098 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2025
10
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments $ — $ 4,498
Dividends from unaffiliated investments 325,551 101,603
Interest from unaffiliated investments 15,233 7,249
Interfund lending 146 —
Securities lending (net of fees) 19 1,113
Foreign tax withholding (490) (27)
Total Income 340,459 114,436
Expenses:
Investment advisory fees 82,496 48,162
Administration fees 9,913 3,448
Sub-Administration fees 17 17
12b-1 fees — Class A 3,405 653
12b-1 fees — Class C 206 —
12b-1 fees — Class R 3,826 895
Custodian fees 722 257
Transfer agent fees — Class A 52 8
Transfer agent fees — Class C 2 —
Transfer agent fees — Class I 229 93
Transfer agent fees — Class R 19 8
Transfer agent fees — Class R6 464 55
Transfer agent fees — Class Y 264 1
Sub-Transfer agent fees — Class A 1,445 367
Sub-Transfer agent fees — Class C 23 —
Sub-Transfer agent fees — Class I 2,307 1,597
Sub-Transfer agent fees — Class R 455 161
Sub-Transfer agent fees — Class R6 — (a) — (a)
Sub-Transfer agent fees — Class Y 802 70
Trustees' fees 1,138 410
Compliance fees 157 55
Legal and audit fees 686 240
State registration and filing fees 303 152
Other expenses 1,653 805
Total Expenses 110,584 57,454
Net Investment Income (Loss) 229,875 56,982
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (9,291)
Net realized gains (losses) from unaffiliated investment securities 1,005,897 376,159
Net change in unrealized appreciation/depreciation on affiliated investment securities — (15,250)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities (399,905) (265,971)
Net realized/unrealized gains (losses) on investments 605,992 85,647
Change in net assets resulting from operations $ 835,867 $ 142,629
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 229,875 $ 240,790 $ 56,982 $ 58,093
Net realized gains (losses) 1,005,897 1,959,025 366,868 458,443
Net change in unrealized appreciation/depreciation (399,905) (330,911) (281,221) (169,692)
Change in net assets resulting from operations 835,867 1,868,904 142,629 346,844
Distributions to Shareholders:
Class A (140,116) (88,723) (21,636) (18,549)
Class C (2,212) (2,226) — —
Class I (529,387) (298,458) (242,443) (211,275)
Class R (80,471) (45,248) (15,914) (13,769)
Class R6 (1,094,986) (596,215) (251,804) (195,019)
Class Y (90,161) (50,820) (6,252) (5,029)
Change in net assets resulting from distributions to shareholders (1,937,333) (1,081,690) (538,049) (443,641)
Change in net assets resulting from capital transactions 387,623 (694,961) (685,043) (181,911)
Change in net assets (713,843) 92,253 (1,080,463) (278,708)
Net Assets:
Beginning of period 18,004,758 17,912,505 6,686,053 6,964,761
End of period $ 17,290,915 $ 18,004,758 $ 5,605,590 $ 6,686,053

12
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 212,285 $ 196,626 $ 34,832 $ 43,751
Distributions reinvested 119,824 74,831 17,848 15,595
Cost of shares redeemed (447,692) (517,991) (93,783) (101,231)
Total Class A $ (115,583) $ (246,534) $ (41,103) $ (41,885)
Class C
Proceeds from shares issued $ 309 $ 195 $ — $ —
Distributions reinvested 2,166 2,203 — —
Cost of shares redeemed (26,802) (21,161) — —
Total Class C $ (24,327) $ (18,763) $ — $ —
Class I
Proceeds from shares issued $ 902,495 $ 750,580 $ 363,929 $ 382,276
Distributions reinvested 464,235 259,760 227,529 198,156
Cost of shares redeemed (1,290,939) (1,542,942) (984,936) (785,714)
Total Class I $ 75,791 $ (532,602) $ (393,478) $ (205,282)
Class R
Proceeds from shares issued $ 105,630 $ 97,357 $ 19,692 $ 22,502
Distributions reinvested 79,888 44,896 15,822 13,708
Cost of shares redeemed (199,850) (228,878) (56,941) (79,989)
Total Class R $ (14,332) $ (86,625) $ (21,427) $ (43,779)
Class R6
Proceeds from shares issued $ 1,912,205 $ 2,015,998 $ 400,043 $ 603,284
Distributions reinvested 1,058,390 577,890 242,861 188,666
Cost of shares redeemed (2,467,139) (2,413,598) (870,517) (671,822)
Total Class R6 $ 503,456 $ 180,290 $ (227,613) $ 120,128
Class Y
Proceeds from shares issued $ 134,711 $ 226,742 $ 18,851 $ 8,803
Distributions reinvested 83,176 46,260 6,095 4,892
Cost of shares redeemed (255,269) (263,729) (26,368) (24,788)
Total Class Y $ (37,382) $ 9,273 $ (1,422) $ (11,093)
Change in net assets resulting from capital transactions $ 387,623 $ (694,961) $ (685,043) $ (181,911)

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Share Transactions:
Class A
Issued 4,423 4,217 744 936
Reinvested 2,517 1,628 365 335
Redeemed (9,258) (11,069) (2,019) (2,160)
Total Class A (2,318) (5,224) (910) (889)
Class C
Issued 7 4 — —
Reinvested 47 50 — —
Redeemed (587) (465) — —
Total Class C (533) (411) — —
Class I
Issued 19,018 16,059 7,707 8,034
Reinvested 9,740 5,634 4,574 4,175
Redeemed (27,222) (33,218) (20,560) (16,482)
Total Class I 1,536 (11,525) (8,279) (4,273)
Class R
Issued 2,215 2,160 473 530
Reinvested 1,715 997 360 325
Redeemed (4,283) (5,000) (1,350) (1,860)
Total Class R (353) (1,843) (517) (1,005)
Class R6
Issued 39,605 43,193 8,524 12,654
Reinvested 22,191 12,522 4,893 3,981
Redeemed (51,591) (51,412) (18,714) (14,111)
Total Class R6 10,205 4,303 (5,297) 2,524
Class Y
Issued 2,762 4,827 396 186
Reinvested 1,745 1,004 124 104
Redeemed (5,283) (5,668) (577) (525)
Total Class Y (776) 163 (57) (235)
Change in Shares 7,761 (14,537) (15,060) (3,878)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.22 $46.18 $43.91 $51.62 $35.75 $40.09
Investment Activities:
Net investment income (loss)(b) 0.46 0.49 0.55 0.49 0.62 0.48
Net realized and unrealized gains (losses) 1.82 4.29 5.21 (4.29) 17.44 (2.44)
Total from Investment Activities 2.28 4.78 5.76 (3.80) 18.06 (1.96)
Distributions to Shareholders from:
Net investment income (0.44) (0.54) (0.55) (0.60) (0.52) (0.48)
Net realized gains (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.14) (2.74) (3.49) (3.91) (2.19) (2.38)
Net Asset Value, End of Period $45.36 $48.22 $46.18 $43.91 $51.62 $35.75
Total Return(c)(d) 4.31% 10.71% 13.27% (7.99)% 52.05% (5.22)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Net Investment Income (Loss)(e) 0.97% 1.06% 1.21% 1.52% 1.32% 1.34%
Gross Expenses(e)(f) 0.89% 0.90% 0.90% 0.90% 0.90% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,259,617 $1,450,734 $1,630,578 $1,538,933 $1,788,115 $1,380,509
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.70 $44.80 $42.71 $50.28 $34.89 $39.16
Investment Activities:
Net investment income (loss)(b) 0.04 0.12 0.20 0.24 0.26 0.20
Net realized and unrealized gains (losses) 1.78 4.15 5.05 (4.16) 17.00 (2.35)
Total from Investment Activities 1.82 4.27 5.25 (3.92) 17.26 (2.15)
Distributions to Shareholders from:
Net investment income (0.04) (0.17) (0.22) (0.34) (0.20) (0.22)
Net realized gains (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (4.74) (2.37) (3.16) (3.65) (1.87) (2.12)
Net Asset Value, End of Period $43.78 $46.70 $44.80 $42.71 $50.28 $34.89
Total Return(c)(d) 3.40% 9.86% 12.40% (8.44)% 50.91% (5.93)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.70% 1.68% 1.66% 1.66% 1.66% 1.69%
Net Investment Income (Loss)(e) 0.09% 0.26% 0.44% 0.75% 0.56% 0.58%
Gross Expenses(e)(f) 1.70% 1.68% 1.66% 1.66% 1.66% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $6,679 $32,040 $49,142 $55,720 $67,718 $54,271
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.26 $46.22 $43.94 $51.66 $35.77 $40.12
Investment Activities:
Net investment income (loss)(b) 0.62 0.65 0.70 0.60 0.77 0.59
Net realized and unrealized gains (losses) 1.80 4.29 5.21 (4.30) 17.44 (2.45)
Total from Investment Activities 2.42 4.94 5.91 (3.70) 18.21 (1.86)
Distributions to Shareholders from:
Net investment income (0.58) (0.70) (0.69) (0.71) (0.65) (0.59)
Net realized gains (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.28) (2.90) (3.63) (4.02) (2.32) (2.49)
Net Asset Value, End of Period $45.40 $48.26 $46.22 $43.94 $51.66 $35.77
Total Return(c)(d) 4.61% 11.06% 13.64% (7.80)% 52.54% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Net Investment Income (Loss)(e) 1.28% 1.38% 1.53% 1.84% 1.63% 1.64%
Gross Expenses(e)(f) 0.58% 0.58% 0.58% 0.58% 0.58% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $4,683,882 $4,904,566 $5,229,565 $4,801,212 $5,315,482 $3,306,226
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.29 $45.34 $43.18 $50.81 $35.23 $39.54
Investment Activities:
Net investment income (loss)(b) 0.36 0.39 0.45 0.42 0.52 0.40
Net realized and unrealized gains (losses) 1.77 4.21 5.11 (4.21) 17.16 (2.40)
Total from Investment Activities 2.13 4.60 5.56 (3.79) 17.68 (2.00)
Distributions to Shareholders from:
Net investment income (0.36) (0.45) (0.46) (0.53) (0.43) (0.41)
Net realized gains (4.70) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.06) (2.65) (3.40) (3.84) (2.10) (2.31)
Net Asset Value, End of Period $44.36 $47.29 $45.34 $43.18 $50.81 $35.23
Total Return(c)(d) 4.06% 10.50% 13.02% (8.11)% 51.74% (5.41)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Net Investment Income (Loss)(e) 0.77% 0.86% 1.01% 1.31% 1.11% 1.14%
Gross Expenses(e)(f) 1.09% 1.11% 1.10% 1.11% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $703,005 $766,097 $818,127 $780,556 $936,593 $633,244
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.28 $46.24 $43.96 $51.69 $35.78 $40.13
Investment Activities:
Net investment income (loss)(b) 0.64 0.67 0.72 0.61 0.80 0.60
Net realized and unrealized gains (losses) 1.80 4.29 5.21 (4.31) 17.45 (2.45)
Total from Investment Activities 2.44 4.96 5.93 (3.70) 18.25 (1.85)
Distributions to Shareholders from:
Net investment income (0.60) (0.72) (0.71) (0.72) (0.67) (0.60)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.29) (2.92) (3.65) (4.03) (2.34) (2.50)
Net Asset Value, End of Period $45.43 $48.28 $46.24 $43.96 $51.69 $35.78
Total Return(c)(d) 4.64% 11.12% 13.68% (7.77)% 52.62% (4.89)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Net Investment Income (Loss)(e) 1.33% 1.43% 1.58% 1.88% 1.68% 1.68%
Gross Expenses(e)(f) 0.54% 0.54% 0.54% 0.54% 0.54% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $9,848,562 $9,974,901 $9,353,327 $7,357,481 $7,548,781 $4,499,129
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $48.25 $46.21 $43.94 $51.66 $35.76 $40.11
Investment Activities:
Net investment income (loss)(b) 0.58 0.61 0.68 0.58 0.77 0.58
Net realized and unrealized gains (losses) 1.80 4.29 5.19 (4.30) 17.45 (2.45)
Total from Investment Activities 2.38 4.90 5.87 (3.72) 18.22 (1.87)
Distributions to Shareholders from:
Net investment income (0.55) (0.66) (0.66) (0.69) (0.65) (0.58)
Net realized gains (4.69) (2.20) (2.94) (3.31) (1.67) (1.90)
Total Distributions (5.24) (2.86) (3.60) (4.00) (2.32) (2.48)
Net Asset Value, End of Period $45.39 $48.25 $46.21 $43.94 $51.66 $35.76
Total Return(c)(d) 4.53% 10.97% 13.54% (7.82)% 52.49% (4.92)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.66% 0.66% 0.66% 0.61% 0.61% 0.63%
Net Investment Income (Loss)(e) 1.20% 1.31% 1.48% 1.77% 1.62% 1.63%
Gross Expenses(e)(f) 0.66% 0.66% 0.66% 0.61% 0.61% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $789,170 $876,420 $831,766 $589,519 $873,753 $600,200
Portfolio Turnover(c)(g) 45% 34% 28% 24% 32% 44%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.62 $47.34 $44.57 $56.52 $37.91 $45.16
Investment Activities:
Net investment income (loss)(b) 0.26 0.23 0.16 0.06 0.04 0.17
Net realized and unrealized gains (losses) 0.76 2.08 5.20 (5.54) 18.89 (5.14)
Total from Investment Activities 1.02 2.31 5.36 (5.48) 18.93 (4.97)
Distributions to Shareholders from:
Net investment income (0.24) (0.18) (0.13) (0.05) (0.17) (0.20)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (3.94) (3.03) (2.59) (6.47) (0.32) (2.28)
Net Asset Value, End of Period $43.70 $46.62 $47.34 $44.57 $56.52 $37.91
Total Return(c)(d) 1.32% 4.91% 12.08% (10.95)% 50.11% (11.80)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Net Investment Income (Loss)(e) 0.56% 0.49% 0.33% 0.18% 0.07% 0.43%
Gross Expenses(e)(f) 1.23% 1.26% 1.25% 1.25% 1.24% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $221,592 $278,751 $325,166 $329,556 $424,496 $336,083
Portfolio Turnover(c)(g) 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.40 $48.08 $45.22 $57.31 $38.40 $45.71
Investment Activities:
Net investment income (loss)(b) 0.43 0.41 0.33 0.18 0.22 0.31
Net realized and unrealized gains (losses) 0.76 2.12 5.29 (5.63) 19.13 (5.20)
Total from Investment Activities 1.19 2.53 5.62 (5.45) 19.35 (4.89)
Distributions to Shareholders from:
Net investment income (0.41) (0.36) (0.30) (0.23) (0.29) (0.34)
Net realized gains (3.70) (2.85) (2.46) (6.41) (0.15) (2.08)
Total Distributions (4.11) (3.21) (2.76) (6.64) (0.44) (2.42)
Net Asset Value, End of Period $44.48 $47.40 $48.08 $45.22 $57.31 $38.40
Total Return(c)(d) 1.64% 5.29% 12.50% (10.75)% 50.66% (11.51)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.89% 0.89% 0.89% 0.89% 0.93%
Net Investment Income (Loss)(e) 0.90% 0.87% 0.70% 0.53% 0.41% 0.78%
Gross Expenses(e)(f) 0.90% 0.89% 0.89% 0.89% 0.89% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $2,556,113 $3,116,541 $3,366,480 $3,211,022 $3,840,013 $2,666,852
Portfolio Turnover(c)(g) 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $42.20 $43.16 $40.87 $52.37 $35.16 $42.05
Investment Activities:
Net investment income (loss)(b) 0.15 0.12 0.07 —(c) (0.05) 0.09
Net realized and unrealized gains (losses) 0.71 1.89 4.77 (5.08) 17.52 (4.76)
Total from Investment Activities 0.86 2.01 4.84 (5.08) 17.47 (4.67)
Distributions to Shareholders from:
Net investment income (0.17) (0.12) (0.09) — (0.11) (0.14)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (3.87) (2.97) (2.55) (6.42) (0.26) (2.22)
Net Asset Value, End of Period $39.19 $42.20 $43.16 $40.87 $52.37 $35.16
Total Return(d)(e) 1.06% 4.71% 11.89% (11.05)% 49.85% (11.94)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Net Investment Income (Loss)(f) 0.36% 0.29% 0.16% —% (0.11)% 0.25%
Gross Expenses(f)(g) 1.44% 1.46% 1.43% 1.42% 1.42% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $156,878 $190,774 $238,440 $209,007 $256,938 $200,617
Portfolio Turnover(d)(h) 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $47.31 $47.99 $45.15 $57.22 $38.37 $45.66
Investment Activities:
Net investment income (loss)(b) 0.45 0.44 0.36 0.19 0.24 0.19
Net realized and unrealized gains (losses) 0.75 2.11 5.25 (5.60) 19.10 (5.03)
Total from Investment Activities 1.20 2.55 5.61 (5.41) 19.34 (4.84)
Distributions to Shareholders from:
Net investment income (0.42) (0.38) (0.31) (0.24) (0.34) (0.37)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (4.12) (3.23) (2.77) (6.66) (0.49) (2.45)
Net Asset Value, End of Period $44.39 $47.31 $47.99 $45.15 $57.22 $38.37
Total Return(c)(d) 1.69% 5.34% 12.51% (10.72)% 50.71% (11.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Net Investment Income (Loss)(e) 0.96% 0.92% 0.75% 0.57% 0.44% 0.48%
Gross Expenses(e)(f) 0.85% 0.85% 0.85% 0.86% 0.85% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $2,606,467 $3,028,483 $2,950,933 $2,116,606 $2,518,726 $1,625,853
Portfolio Turnover(c)(g) 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Net Asset Value, Beginning of Period $46.95 $47.65 $44.86 $56.88 $38.10 $45.39
Investment Activities:
Net investment income (loss)(b) 0.40 0.37 0.31 0.17 0.16 0.24
Net realized and unrealized gains (losses) 0.75 2.10 5.22 (5.58) 19.00 (5.16)
Total from Investment Activities 1.15 2.47 5.53 (5.41) 19.16 (4.92)
Distributions to Shareholders from:
Net investment income (0.38) (0.32) (0.28) (0.19) (0.23) (0.29)
Net realized gains (3.70) (2.85) (2.46) (6.42) (0.15) (2.08)
Total Distributions (4.08) (3.17) (2.74) (6.61) (0.38) (2.37)
Net Asset Value, End of Period $44.02 $46.95 $47.65 $44.86 $56.88 $38.10
Total Return(c)(d) 1.58% 5.22% 12.40% (10.78)% 50.55% (11.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Net Investment Income (Loss)(e) 0.85% 0.78% 0.66% 0.50% 0.31% 0.62%
Gross Expenses(e)(f) 0.95% 0.98% 0.98% 0.95% 0.95% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $64,540 $71,504 $83,742 $23,757 $33,276 $16,054
Portfolio Turnover(c)(g) 50% 37% 32% 22% 41% 37%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
25
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures
established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
26
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 16,756,164 $ — $ — $ 16,756,164
Exchange-Traded Funds ......................................... 120,247 — — 120,247
Collateral for Securities Loaned ................................... 100,762 — — 100,762
Total ....................................................... $ 16,977,173 $ — $ — $ 16,977,173
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 5,500,448 — — 5,500,448
Exchange-Traded Funds ......................................... 23,664 — — 23,664
Collateral for Securities Loaned ................................... 71,687 — — 71,687
Total ....................................................... $ 5,595,799 $ — $ — $ 5,595,799

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
27
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Established Value Fund ..................................... $ 98,682 $ — $ 100,762
Sycamore Small Company Opportunity Fund ............................. 70,098 — 71,687
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 8,049,375 $ 9,363,934
Sycamore Small Company Opportunity Fund ...................................................... 3,136,745 4,249,850

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
28
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended June 30,
2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
29
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2025.
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for their Trustees who receive compensation from the Funds. Under the terms of the Plan, a Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Plan as selected by the Trustee, among certain Victory Funds, in which their deferred accounts are deemed invested.
Investments held within the Plan as of June 30, 2025 are among, Victory Fund for Income, Victory Low Duration Bond Fund, Victory Sycamore
Established Value Fund, Victory Sycamore Small Company Opportunity Fund, Victory RS Investors Fund, and Victory S&P 500 Index Fund.
Deferred compensation liability under the Agreement constitutes a general unsecured obligation for the applicable Victory Fund. For the year ended June 30, 2025, the amounts of deferred compensation have been included Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
Amount
Sycamore Established Value Fund ......................................................................... $ 9
Sycamore Small Company Opportunity Fund ................................................................. 1
In effect until
October 31, 2025
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025

	Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund
Equity Securities Risk	x	x
General Market Risk	x	x
Sector Focus Risk	x	x
Small-Capitalization Stock Risk		x

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Sector Focus Risk — To the extent a Fund (or Funds) focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.

•	Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

•	Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.

Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating

30

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
31
Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each
Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund .................... Lender $ — $ 6,916 5.15% $ 30,353
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
Sycamore Established Value Fund ............................................................... $ (82,721) $ 82,721
Sycamore Small Company Opportunity Fund ....................................................... (45,816) 45,816
Year Ended June 30, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 402,461 $ 1,534,872 $ 1,937,333
Sycamore Small Company Opportunity Fund ...................................... 72,497 465,552 538,049

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
32
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of June 30, 2025, the Funds had no capital loss carryforward for federal income tax purposes.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments.  Transactions in
affiliated securities during the year ended June 30, 2025, were as follows (amounts in thousands, except shares):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation
Year Ended June 30, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 298,631 $ 783,059 $ 1,081,690
Sycamore Small Company Opportunity Fund ...................................... 53,472 390,169 443,641
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sycamore Established Value Fund ........... $ — $ 567,236 $ 567,236 $ (1,467) $ 2,398,710 $ 2,964,479
Sycamore Small Company Opportunity Fund ... 45,492 132,338 177,830 (648) 403,434 580,616
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sycamore Established Value Fund ........................ $ 14,578,463 $ 2,986,896 $ (588,186) $ 2,398,710
Sycamore Small Company Opportunity Fund ................ 5,192,365 839,658 (436,224) 403,434
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Sycamore Small Company
Opportunity Fund
AdvanSix, Inc. ........... $ 42,860 $ 1,270 $ (5,095) $ (2,921) $ 4,974 $ 41,088 1,730,000 $ 1,132 $ —
Astec Industries, Inc. ...... 39,151 2,693 (8,621) (4,728) 19,449 47,944 1,150,000 602 —
Cohu, Inc. .............. 77,454 16,103 (4,452) (1,479) (29,233) 58,393 3,035,000 — —
Heritage Financial Corp. .... — 41,669 — — 289 41,958 1,760,000 364 —
National Bank Holdings Corp.,
Class A .............. 53,303 31,912 (2,239) (481) (4,454) 78,041 2,075,000 2,400 —
Pursuit Attractions and
Hospitality, Inc.
*
........ 45,390 21,380 (10,505) 318 (6,275) 50,308 1,745,000 — —
$ 258,158 $ 115,027 $ (30,912) $ (9,291) $ (15,250) $ 317,732 11,495,000 $ 4,498 $ —
* Formerly Viad Corp.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
33
is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

34
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios, comprising the funds listed below (the “Funds”), as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 22, 2025
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Sycamore Established Value
Fund
Victory Sycamore Small Company
Opportunity Fund
For the year ended June 30, 2025 For the two years ended June 30,
2025, and 2024
For the years ended June 30, 2025,
2024, 2023, and the eight months
ended June 30, 2022, and the years
ended October 31, 2021 and 2020

Victory Portfolios
35
(Unaudited)
Supplemental Information — continued
June 30, 2025
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2025, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2025, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Sycamore Established Value Fund ....................................................................... 82%
Sycamore Small Company Opportunity Fund ............................................................... 94%
Amount
Sycamore Established Value Fund ....................................................................... $ 170,710
Sycamore Small Company Opportunity Fund ............................................................... 21,117
Amount
Sycamore Established Value Fund ....................................................................... $ 1,617,593
Sycamore Small Company Opportunity Fund ............................................................... 506,571

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-AR (6/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Victory Portfolios

By (Signature and Title)     /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer
Date_September 4, 2025________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date_September 4, 2025_________________

(Signature and Title)           /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date_September 4, 2025________________